As filed with the U.S. Securities and Exchange Commission on October 3, 2018

1933 Act File No. 333-________

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

Pre-Effective Amendment No. ___ [  ]
Post-Effective Amendment No. ___ [  ]

GLOBAL X FUNDS
(Exact Name of Registrant as Specified In Its Charter)

600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 644-6440

Send Copies of Communications to:

Luis Berruga	Eric S. Purple, Esquire
600 Lexington Avenue, 20th Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10022	1250 Connecticut Avenue, N.W., Suite 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington D.C. 20036

Title of Securities being Registered: Global X DAX Germany ETF, Global X NASDAQ 100® Covered Call ETF and Global X S&P 500® Covered Call ETF.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on November 2, 2018.

HORIZONS ETF TRUST I
Horizons DAX Germany ETF (Nasdaq: DAX)
Horizons NASDAQ 100® Covered Call ETF (Nasdaq: QYLD)
Horizons S&P 500® Covered Call ETF (NYSE Arca: HSPX)
625 Madison Avenue, 3rd Floor
New York, NY 10022
(212) 205-8300
Dear Shareholder:
On behalf of the Board of Trustees of Horizons ETF Trust I (the “Horizons ETF Board”), we are pleased to invite you to a Special Meeting of Shareholders (the “Special Meeting”) of:

•	Horizons DAX Germany ETF,

•	Horizons NASDAQ 100® Covered Call ETF, and

•	Horizons S&P 500® Covered Call ETF
(each, a “Target Fund” and, collectively, the “Target Funds”).
The Target Funds are series of Horizons ETF Trust I, a Delaware statutory trust. The Special Meeting of Shareholders of the Target Funds is scheduled to be held at 600 Lexington Avenue, 20th Floor, New York, NY 10022 on [December 19, 2018], at [10:00 a.m.].
As discussed in more detail in the enclosed Proxy Statement/Prospectus, at the Special Meeting, the shareholders of each Target Fund will be asked to approve an Agreement and Plan of Reorganization and Termination (the “Plan”) to reorganize each Target Fund into a corresponding newly created series of Global X Funds (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”) as set forth below:

Target Funds (series of Horizons ETF Trust I)		Acquiring Funds (series of Global X Funds)
Horizons DAX Germany ETF	into	Global X DAX Germany ETF
Horizons NASDAQ 100® Covered Call ETF	into	Global X NASDAQ 100® Covered Call ETF
Horizons S&P 500® Covered Call ETF	into	Global X S&P 500® Covered Call ETF

Each Acquiring Fund was established solely for the purpose of acquiring the assets and assuming the liabilities of the corresponding Target Fund and continuing the corresponding Target Fund’s business. If shareholders of your Target Fund approve the Plan, your Target Fund will be reorganized into its corresponding Acquiring Fund (each, a “Reorganization” and, collectively, the “Reorganizations”), and you will receive shares of the corresponding Acquiring Fund of the same number and with the same aggregate net asset value as the Target Fund shares you own immediately prior to your Target Fund’s Reorganization in complete liquidation and dissolution of your Target Fund, and you will no longer be a shareholder of your Target Fund, but would become a shareholder of the corresponding Acquiring Fund.
Each Acquiring Fund will be managed in accordance with the same investment objective, and subject to substantially the same investment strategies, policies, and risks as the corresponding Target Fund immediately prior to its Reorganization. STOXX Limited publishes and maintains the underlying index of the Horizons DAX Germany ETF, the Chicago Board Options Exchange publishes and maintains the Horizons NASDAQ® Covered Call ETF’s underlying index, and the S&P Dow Jones Indices LLC publishes and maintains the Horizons S&P 500® Covered Call ETF’s underlying index, and each index provider is expected to continue to do so for the Acquiring Funds after the Reorganizations. Each Target Fund is advised by Horizons ETFs Management (US) LLC (“Horizons”). Each Acquiring Fund will be managed by Global X Management Company LLC (“GXMC”). Horizons and GXMC are both wholly-owned subsidiaries of Horizons ETF Management (USA).  GXMC (as the Acquiring Funds’ investment adviser) will owe the Acquiring Funds and their shareholders fiduciary duties.  Further, the Reorganizations are not expected to change the manner in which each Target Fund is managed, as it is anticipated that the portfolio managers for the Target Funds will be the portfolio managers for the Acquiring Funds.

You will not incur any sales loads or similar transaction costs as a result of the proposed Reorganizations. The management fee and total annual fund operating expenses, net of applicable waivers, of each Acquiring Fund are expected to be the same as the management fee and total annual fund operating expenses, net of applicable waivers, of the corresponding Target Fund after its Reorganization. For more information about fees and operating expenses, please see the attached Proxy Statement/Prospectus.
The consummation of any Reorganization with respect to a Target Fund is not contingent on the approval of the Plan by shareholders of any other Target Fund.
Your vote is important.
Based in part on management’s recommendation, the Horizons ETF Board recommends that you vote “FOR” the approval of the Plan to authorize the Reorganization with respect to your Target Fund.
You can vote in one of four ways:

•	By mail with the enclosed proxy card;

•	By internet through the website listed in the proxy voting instructions;

•	By telephone using the toll-free number listed in the proxy voting instructions; or

•	In person at the Special Meeting on [Wednesday, December 19, 2018].
Thank you for your consideration of this important proposal. Your vote is extremely important, so please read the enclosed Proxy Statement/Prospectus carefully and submit your vote. If you have any questions about the proposal, please call our proxy solicitor, [Name], toll free at [phone number].
Sincerely,
Jonathan Molchan
President
Horizons ETF Trust I

Horizons DAX Germany ETF (Nasdaq: DAX)
Horizons NASDAQ 100® Covered Call ETF (Nasdaq: QYLD)
Horizons S&P 500® Covered Call ETF  (NYSE Arca: HSPX)
625 Madison Avenue, 3rd Floor
New York, NY 10022 (212) 205-8300
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD [DECEMBER 19, 2018]
To the Shareholders of the above-listed funds:
Notice is hereby given of a Special Meeting of Shareholders of:

•	Horizons DAX Germany ETF,

•	Horizons NASDAQ 100® Covered Call ETF, and

•	Horizons S&P 500® Covered Call ETF
(each, a “Target Fund” and collectively, the “Target Funds”), each a series of Horizons ETF Trust I, to be held at 600 Lexington Avenue, 20th Floor, New York, NY 10022 on [December 19, 2018] at [10:00 a.m. Eastern] (together with any adjournments or postponements thereof, the “Special Meeting”).
At the Special Meeting, shareholders of the Target Funds will be asked to vote on the following proposals:

1.
To approve the Agreement and Plan of Reorganization and Termination adopted by the Board of Trustees of Horizons ETF Trust I (the “Horizons ETF Board”) (the “Plan”), to reorganize the Horizons DAX Germany ETF, a series of Horizons ETF Trust I, into the Global X DAX Germany ETF, a newly created series of Global X Funds.

2.	To approve the Plan to reorganize the Horizons NASDAQ 100® Covered Call ETF, a series of Horizons ETF Trust I, into the Global X NASDAQ 100® Covered Call ETF, a newly created series of Global X Funds.

3.	To approve the Plan to reorganize the Horizons S&P 500® Covered Call ETF, a series of Horizons ETF Trust I, into the Global X S&P 500® Covered Call ETF, a newly created series of Global X Funds.
The enclosed materials provide additional information about the Plan and the reorganizations. You are receiving this notice of the Special Meeting because you owned shares of a Target Fund as of the close of business on [RECORD DATE] (the “Record Date”) and are entitled to vote on the Plan related to such Target Fund at the Special Meeting. The persons named as proxies will vote in their discretion on any other business that may properly come before the Special Meeting. In the event that the necessary quorum to transact business or the vote required to approve the Plan is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies.
Shareholders who do not expect to attend the Special Meeting are urged to complete, sign and date the enclosed proxy card(s) and return it (them) in the enclosed addressed envelope, which needs no postage if mailed in the United States, or to take advantage of the Internet or telephonic voting procedures described on the enclosed proxy card(s). If you wish to attend the Special Meeting and vote your shares in person at that time, you will still be able to do so. The Horizons ETF Trust I will admit to the Special Meeting: (1) all shareholders of record of the Target Funds as of the Record Date; (2) persons holding proof of beneficial ownership thereof as of the Record Date, such as a letter or account statement from a broker; (3) persons who have been granted legal proxies; and (4) such other persons who the Horizons ETF Trust I, in its sole discretion, may elect to admit. All persons wishing to be admitted to the Special Meeting must present photo identification.
Based in part on management’s recommendation, the Horizons ETF Board recommends that you vote FOR the approval of the Plan to authorize the Reorganization with respect to your Target Fund.
Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on [DATE], or any adjournment or postponement thereof. This Notice and the Combined Proxy Statement/Prospectus are available on the internet at [WEBSITE] or by calling [TELEPHONE NUMBER]. On this webpage, you also will be able to access each Target Fund’s prospectus and Statement of Additional Information. We encourage you to access and review all of the important information contained in the proxy materials before voting.

By Order of the Board of Trustees of Horizons ETF Trust I, ____________________ Robinson C. Jacobs Chairman

INSTRUCTIONS FOR SIGNING PROXY CARDS
The following general rules for signing proxy cards may be of assistance to you and may avoid any delay involved in validating your vote if you fail to sign your proxy card(s) properly.

1.	Individual Account: Sign your name exactly as it appears in the registration on the proxy card.

2.	Joint Account: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature
Corporate Account
(1) ABC Corp.	John Doe, Treasurer
(2) ABC Corp. c/o John Doe, Treasurer	John Doe
(3) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Trust Account
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe
Custodial or Estate Account
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

SUBJECT TO COMPLETION
THE INFORMATION IN THIS PROXY STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROXY STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.
PROXY STATEMENT/PROSPECTUS
[DATE]
Relating to the acquisition of the assets and assumption of the liabilities of
Horizons DAX Germany ETF (Nasdaq: DAX)
Horizons NASDAQ 100® Covered Call ETF (Nasdaq: QYLD)
Horizons S&P 500® Covered Call ETF  (NYSE Arca: HSPX)
each a series of Horizons ETF Trust I
625 Madison Avenue, 3rd Floor
New York, NY 10022
(212) 205-8300

by and in exchange for shares of beneficial interest of, respectively,
Global X DAX Germany ETF (Nasdaq: DAX)
Global X NASDAQ 100® Covered Call ETF (Nasdaq: QYLD)
Global X S&P 500® Covered Call ETF  (NYSE Arca: HSPX)
each a series of Global X Funds
600 Lexington Avenue, 20th Floor
New York, NY 10022
(888) 493-8631
INTRODUCTION
This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of Horizons ETF Trust I (the “Horizons ETF Board”), on behalf of each series of Horizons ETF Trust I listed below, for use at a special meeting of shareholders to be held at 600 Lexington Avenue, 20th Floor, New York, NY 10022, on [December 19, 2018], at [10:00 a.m. (together with any adjournments or postponements thereof, the “Special Meeting”):

•	Horizons DAX Germany ETF,

•	Horizons NASDAQ 100® Covered Call ETF, and

•	Horizons S&P 500® Covered Call ETF.
Each of the Horizons DAX Germany ETF, Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF is referred to herein as a “Target Fund” and together as the “Target Funds.”
At the Special Meeting, shareholders of the Target Funds will be asked to vote to on the following proposals:

Proposal:	Shareholders Entitled to Vote on the Proposal:
1.  To approve the Agreement and Plan of Reorganization and Termination, adopted by the Horizons ETF Board (the "Plan"), to reorganize the Horizons DAX Germany ETF, a series of Horizons ETF Trust I, into the Global X DAX Germany ETF, a newly created series of Global X Funds.
Shareholders of Horizons DAX Germany ETF
2.  To approve the Plan to reorganize the Horizons NASDAQ 100® Covered Call ETF, a series of Horizons ETF Trust I, into the Global X NASDAQ 100® Covered Call ETF, a newly created series of Global X Funds.
Shareholders of Horizons NASDAQ 100® Covered Call ETF
3. To approve the Plan to reorganize the Horizons S&P 500® Covered Call ETF, a series of Horizons ETF Trust I, into the Global X S&P 500® Covered Call ETF, a newly created series of Global X Funds.	Shareholders of Horizons S&P 500® Covered Call ETF

Each reorganization referred to in Proposals 1-3 above is referred to as a “Reorganization” and collectively, the “Reorganizations.”  The Target Funds and Acquiring Funds are referred to in this Proxy Statement/Prospectus together as the “Funds” and each as a “Fund.” The Agreement and Plan of Reorganization and Termination for each Reorganization, a form of which is attached hereto as Appendix A, is referred to as the “Plan” in this Proxy Statement/Prospectus.
The Plan provides that a Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of beneficial interest (“shares”) of the Acquiring Fund in an amount equal to the aggregate net asset value (“NAV”) of the Target Fund shares then outstanding, which shares will be distributed pro rata to the shareholders of such Target Fund in complete liquidation and termination of such Target Fund. Shares of the Horizons DAX Germany ETF and Horizons NASDAQ 100® Covered Call ETF are listed on the NASDAQ and shares of the Horizons S&P 500® Covered Call ETF are listed for trading on NYSE Arca, Inc. The closing of each Reorganization, which is expected to occur on or about [December 24, 2018] (the “Closing Date”), is contingent upon shareholder approval of the Plan for that Target Fund.  Any shareholder who owned shares of a Target Fund as of the close of business on [RECORD DATE] (the “Record Date”) is receiving notice of the Special Meeting and will be entitled to vote at the Special Meeting on business related to that Target Fund. The persons named as proxies will vote in their discretion on any other business that may properly come before the Special Meeting.  In the event that the necessary quorum to transact business or the vote required to approve the Plan is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies.
The Horizons ETF Board, which oversees the Target Funds, is soliciting proxies from shareholders of each Target Fund for the Special Meeting. This Proxy Statement/Prospectus, Notice of Special Meeting, and the proxy card(s) are first being mailed to shareholders on or about [DATE].
Based in part on management’s recommendation, the Horizons ETF Board recommends that you vote FOR the approval of the Plan to authorize the Reorganization with respect to your Target Fund.
This Proxy Statement/Prospectus, which you should read carefully and retain for future reference, sets forth the information that you should know about the Target Funds, the Acquiring Funds and the proposed Reorganizations before voting on the Plan. If the Plan is approved with respect to your Target Fund, after the closing of that Target Fund’s Reorganization you will no longer be a shareholder of your Target Fund, but would become a shareholder in the corresponding Acquiring Fund. This Proxy Statement/Prospectus constitutes an offering of the shares of the Acquiring Funds being issued in the Reorganizations.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.
Incorporation by Reference
This Proxy Statement/Prospectus is both a proxy statement for the Target Funds with respect to the Reorganizations and a prospectus for the Acquiring Funds.  As such, it contains information that a Target Fund shareholder should know about the Reorganization before voting on the Plan, and it also sets forth information about the Acquiring Funds that a prospective investor ought to know before investing.  Shareholders should read this entire Proxy Statement/Prospectus carefully and retain it for future reference.
Additional information relating to the Acquiring Funds and this Proxy Statement/Prospectus is set forth in the Statement of Additional Information (“SAI”), dated [             ], 2018, relating to this Proxy Statement/Prospectus, which is incorporated by reference herein. Additional information about the Acquiring Funds is included herein in Appendix B and is available in the following:

i.	The Prospectuses of the Acquiring Funds, dated [____] (Accession No. [___]) and

ii.	The SAIs of the Acquiring Funds, dated [___] (Accession No. [_____]).
For more information about the investment objectives, strategies, restrictions and risks of the Target Funds, see the following documents, which have been filed with the SEC:

i.	the Prospectus of the Target Funds, dated February 28, 2018 (Accession No. 0000891092-18-001756), as supplemented to date;
ii.	the SAI of the Target Funds, dated February 28, 2018 (Accession No. 0000891092-18-001756), as supplemented to date;
iii.	the Annual Report of the Target Funds, for the fiscal year ended October 31, 2017 (Accession No. 0000891092-18-000082); and
iv.	the Semi-Annual Report of the Target Funds, for the fiscal period ended April 30, 2018 (Accession No. 0000891092-18-004914).

The Target Funds Prospectus and Acquiring Funds Prospectus are incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus. A copy of the Acquiring Funds Prospectus accompanies this Proxy Statement/Prospectus. The Acquiring Funds have not yet commenced operations and thus have not yet published an annual or semi-annual report. The Prospectus of the Target Funds and their Annual and Semi-Annual Reports have previously been delivered to Target Fund shareholders. The Acquiring Funds are newly organized and currently have no assets or liabilities. The Acquiring Funds have been created in connection with the Reorganizations for the purpose of acquiring the assets and assuming the liabilities of their corresponding Target Funds and will not commence operations until the Reorganizations are completed.
Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by contacting your plan sponsor, broker-dealer or financial intermediary, or by visiting http://us.horizonsetfs.com or calling (toll-free) 1-844-723-8637 for documents related to the Target Funds.
The shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution or the U.S. Government, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involve risk, including the possible loss of the principal amount invested.
No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.
Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials, and other information with the SEC. You may review and copy information about the Funds at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database without charge on the SEC’s website at http://www.sec.gov.

PROXY STATEMENT/PROSPECTUS
[DATE]
TABLE OF CONTENTS
Q&A / SYNOPSIS                                                1
PROPOSAL 1: APPROVAL OF THE REORGANIZATION OF THE HORIZONS DAX GERMANY ETF INTO A NEWLY CREATED SERIES OF GLOBAL X FUNDS                                    5
Organization                                                    5
Comparison of Fees and Expenses                                            5
Comparison of Investment Objectives & Principal Investment Strategies                        6
Comparison of Principal Investment Risks                                        8
Horizons DAX Germany ETF Performance                                     11
PROPOSAL 2: APPROVAL OF THE REORGANIZATION OF THE HORIZONS NASDAQ 100® COVERED CALL ETF INTO A NEWLY CREATED SERIES OF GLOBAL X FUNDS                         12
Organization                                                 12
Comparison of Fees and Expenses                                         12
Comparison of Investment Objectives & Principal Investment Strategies                     13
Comparison of Principal Investment Risks                                     15
Horizons NASDAQ ETF Performance                                     18
PROPOSAL 3: APPROVAL OF THE REORGANIZATION OF THE HORIZONS S&P 500® COVERED CALL ETF INTO A NEWLY CREATED SERIES OF GLOBAL X FUNDS                             19
Organization                                                 19
Comparison of Fees and Expenses                                         19
Comparison of Principal Investment Risks                                     23
Horizons S&P ETF Performance                                         25
Additional Information Relevant to Proposals 1, 2 and 3                             27
Comparison of Management of the Funds                                     27
Purchase and Sale of Fund Shares                                         29
Tax Information                                                 29
Payments to Broker-Dealers and Other Financial Intermediaries                         29
Comparison of Investment Restrictions                                     29
THE REORGANIZATIONS                                         33
The Plan                                                     33
Reasons for the Reorganizations                                         33
Board Consideration of the Reorganizations                                     34
Federal Income Tax Consequences                                         35
Securities to Be Issued and Shareholder Rights                                 37
Capitalization                                                 37
ADDITIONAL INFORMATION ABOUT THE FUNDS                             39
Additional Information about the Funds’ Investment Strategies and General Portfolio Policies             39
Additional Risks of the Funds                                         39
Pricing of Fund Shares                                             39
Purchase and Sale of Fund Shares                                         41
Premiums and Discounts.                                             41
Dividends and Distributions                                         41
Frequent Purchases and Redemptions                                     42
Tax Consequences                                             42
Distribution Arrangements                                             45
Distribution and Service Plan                                         45
Trustees and Officers                                             46
Charter Documents                                             46
ADDITIONAL INFORMATION                                         48
Quorum and Voting                                             48
Share Ownership                                                 48
Solicitation of Proxies                                             49
Shareholder Proposals for Subsequent Shareholder Meetings and Board Communications                 50
Other Matters to Come Before the Special Meeting                                 50

Copies of Fund Information                                         50
APPENDIX A – FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION         A-1
APPENDIX B - MORE INFORMATION ABOUT THE ACQUIRING FUNDS                     B-1
APPENDIX C – FINANCIAL HIGHLIGHTS                                 C-1

Q&A / SYNOPSIS
This Q&A / Synopsis provides a brief overview of the key features and other matters typically of concern to shareholders considering a proposed reorganization between investment companies. The following questions and answers provide an overview to help you understand and vote on proposals to be considered at the Special Meeting. These responses are qualified in their entirety by the remainder of this Proxy Statement/Prospectus, which you should read carefully because it contains additional information and further details regarding the Reorganizations. The description of the Reorganizations is qualified by reference to the full text of the Plan, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.
Q.    What is being proposed?
A.    Based in part on management’s recommendation, the Horizons ETF Board recommends that:
Shareholders of each Target Fund listed below approve the Plan, with respect to such Target Fund, which contemplates the reorganization of the Target Fund (a series of Horizons ETF Trust I) into the corresponding Acquiring Fund listed below (a newly created series of Global X Funds established solely for the purpose of acquiring the assets and assuming the liabilities of its corresponding Target Fund and continuing the Target Fund’s business):

Target Funds (series of Horizons ETF Trust I)		Acquiring Funds (series of Global X Funds)
Horizons DAX Germany ETF	into	Global X DAX Germany ETF
Horizons NASDAQ 100® Covered Call ETF	into	Global X NASDAQ 100® Covered Call ETF
Horizons S&P 500® Covered Call ETF	into	Global X S&P 500® Covered Call ETF

Q.    Why are you sending me this information?

A.
You are receiving this Proxy Statement/Prospectus because you owned shares of one or more Target Funds as of [RECORD DATE] and as a shareholder of a Target Fund you have a right to vote on the Reorganization involving such Target Fund.

If the Plan for your Target Fund is approved, as of the expected closing date (on or about [December 24, 2018] or as soon as reasonably practicable after shareholder approval is obtained) (the “Closing Date”), you will receive shares of the corresponding Acquiring Fund of the same number and with the same aggregate net asset value (“NAV“) as the Target Fund shares you own immediately prior to your Target Fund’s Reorganization, and you will no longer be a shareholder of your Target Fund, but would become a shareholder of the corresponding Acquiring Fund.
Specifically, each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund equal in number and aggregate NAV to the number of Target Fund shares then outstanding, which shares will be distributed pro rata to the shareholders of such Target Fund in complete liquidation and dissolution of such Target Fund. The aggregate NAV of the Acquiring Fund shares received by a Target Fund shareholder will be equal to the NAV of the corresponding Target Fund shares owned by the shareholder. The closing of each Target Fund’s Reorganization, which is expected to occur on the Closing Date, is contingent upon shareholder approval of the Plan with respect to such Target Fund and further conditioned upon receipt of an opinion of counsel that each Reorganization qualifies as a tax-free reorganization for federal income tax purposes.

Q.	How will I be affected by the Reorganizations?

A.
The Acquiring Funds have been created to have the same investment objectives, and substantially the same investment strategies, risks and policies, as their corresponding Target Funds. Following the Reorganizations, the primary change for Target Fund shareholders is that their Fund will be a series of Global X Funds rather than a series of Horizons ETF Trust I and the Acquiring Funds will be managed by Global X Management Company LLC (“GXMC”), whereas the Target Funds are managed by Horizons ETFs Management (US) LLC (“Horizons”). Horizons and GXMC are both wholly-owned subsidiaries of Horizons ETF Management (USA) LLC.

Q.	What is the purpose of the proposed Reorganizations?

A.
On July 2, 2018, GXMC, the investment adviser to the Acquiring Funds, consummated a transaction pursuant to which it became a direct, wholly-owned subsidiary of Horizons ETFs Management (USA) LLC (“Horizons USA”).  Horizons, the investment adviser to the Target Funds, is also a wholly-owned subsidiary of Horizons USA. As such, GXMC and Horizons are under common control. Horizons USA desires to consolidate the exchange-traded funds (“ETFs”) that are managed by GXMC and Horizons under the Global X Funds, with GXMC serving as the investment adviser. It is anticipated that, following the consummation of the Reorganizations, Horizons will deregister as an investment adviser.

The Reorganizations, if consummated, would provide Target Fund shareholders with the opportunity to continue to invest in a corresponding Acquiring Fund offering the same investment objective, and subject to substantially the same investment strategies, policies, and risks as their Target Fund, but as part of Global X Funds.

Q.	Once the Reorganizations are completed, who will be the investment adviser of the Acquiring Funds? Will any other service providers change?

A.
GXMC will serve as the investment adviser to the Acquiring Funds. GXMC will be responsible for the day-to-day management of the Acquiring Funds’ investment portfolios and will furnish continuous advice and recommendations concerning the Acquiring Funds’ investments, subject to the overall supervision and oversight of the Global X Funds Board of Trustees.  GXMC (as the Acquiring Funds’ investment adviser) will owe the Acquiring Funds and their shareholders fiduciary duties.  Further, the same portfolio managers who are responsible for the day-to-day management of the Target Funds will be responsible for the day-to-day management of the Acquiring Funds, as employees of GXMC. GXMC was founded in 2008 and currently serves as investment adviser to [57] ETFs, each a series of Global X Funds. As of August 1, 2018, GXMC provides investment advisory services to approximately $10.1 billion in assets. GXMC’s principal business address is 600 Lexington Avenue, 20th Floor, New York, NY 10022.

STOXX Limited publishes and maintains the underlying index of the Horizons DAX Germany ETF, the Chicago Board Options Exchange publishes and maintains the Horizons NASDAQ® Covered Call ETF’s underlying index, and the S&P Dow Jones Indices LLC publishes and maintains the Horizons S&P 500® Covered Call ETF’s underlying index. The index provider of each of the Target Funds’ underlying indices is expected to provide and maintain the same underlying indices for the Acquiring Funds after the Reorganizations.
Although the Acquiring Funds’ administrator, sub-administrator and fund accounting agent, transfer agent, custodian, distributor, auditor and legal counsel differ from those of the Target Funds, such service providers are expected to provide services of at least the same scope and quality as those provided to the Target Funds by the current service providers.

Q.	Why did Horizons recommend the Reorganizations to the Horizons ETF Board?

A.
Horizons conducted an evaluation of the Global X Funds family of funds and GXMC, including the compliance culture and infrastructure of GXMC and the Global X Funds family of funds.  Horizons believes it will be more operationally and administratively efficient to operate ETFs in the same family of ETFs in a single trust with a single board of trustees instead of two trusts and two boards of trustees. Horizons also believes that the Reorganizations would provide the Target Funds with the potential for accelerated asset growth as the Reorganizations may provide an opportunity for the Acquiring Funds to become investment options on additional ETF platforms.  In view of the foregoing and other information summarized in the Proxy Statement/Prospectus, Horizons concluded that reorganizing the Target Funds into the Acquiring Funds would be in the best interests of the Target Funds and their shareholders and, thus, recommended the proposed the Reorganizations to the Horizons ETF Board.

Q.	What is the recommendation of the Horizons ETF Board?

A.
After careful consideration of the circumstances and terms of the proposed Reorganizations, at a meeting held on September 27, 2018, the Horizons ETF Board, including the Trustees who are not “interested persons” of Horizons ETF Trust I (as defined in the 1940 Act) (the “Independent Trustees”) determined that the proposed Reorganizations would be in the best interests of each Target Fund and its shareholders.

In determining to approve the Plan, and to recommend that shareholders of each Target Fund approve the Plan, the Board received information and made inquiries into all matters it deemed appropriate.  Please see “Board Consideration of the Reorganizations” in this Proxy Statement/Prospectus for additional information regarding the factors considered by the Horizons ETF Board.
Based in part on management’s recommendation, the Horizons ETF Board recommends that you vote FOR the approval of the Plan to authorize the Reorganization with respect to your Target Fund.

Q.	Will I own the same number of shares of an Acquiring Fund as I currently own of a Target Fund?

A.	Yes. You will receive Acquiring Fund shares of the same number and with the same aggregate NAV as the Target Fund shares you own immediately prior to your Target Fund’s Reorganization.

Q.	Are there any significant differences between the investment objectives and investment strategies, policies and risks of the Target Funds and the Acquiring Funds?

A.
No, the investment objectives of each Target Fund and its corresponding Acquiring Fund are identical and the investment strategies, policies and risks of each Acquiring Fund and its corresponding Target Fund are substantially the same, although there may be differences in how the Funds’ strategies, policies and risks are described in their respective Prospectuses.  Further information comparing the investment objectives, strategies, policies, and risks is included in this Proxy Statement/Prospectus.

Q.	How do the current fee structures of the Target Funds compare to the expected fee structures of the Acquiring Funds after the Reorganizations?

A.
The management fee and total annual fund operating expenses, after applicable waivers, of each Target Fund are expected to be the same as its corresponding Acquiring Fund. The Acquiring Funds’ fees, like the Target Funds’ fees, are structured as unitary fees, meaning that GXMC, the new adviser, will be responsible for paying all fund expenses other than the advisory fee and certain excluded expenses. Pro forma fee, expense, and financial information is included in this Proxy Statement/Prospectus in the description of each Proposal.

Q.	What are the federal income tax consequences of the Reorganizations?

A.
Each Reorganization is expected to qualify as a “reorganization” for federal income tax purposes (under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”)) and will not take place unless Horizons ETF Trust I and Global X Funds receive a legal opinion from Stradley Ronon Stevens & Young, LLP to that effect. In general, each of the Target Funds will not recognize any capital gain or loss as a direct result of the Reorganizations, and shareholders of each Target Fund will not recognize any gain or loss for federal income tax purposes upon receipt of shares of the applicable Acquiring Fund in connection with the Reorganizations. You may wish to consult your own tax adviser regarding the tax consequences of the Reorganization in light of your individual circumstances.

Q.	Will my cost basis or holding period change as a result of the Reorganizations?

A.	No, your total cost basis and holding period are not expected to change as a result of the Reorganizations.

Q.	Will there be any commission or other transactional fee in connection with the Reorganizations?

A.
No. There will be no commission or other transactional fee in connection with the Reorganizations. The shares of each Target Fund will be exchanged for shares of the corresponding Acquiring Fund of equal number and having equal aggregate NAV, without any commission or other transactional fee being imposed.

Q.	Will the Reorganization affect my ability to buy and sell shares?

A.
No. You may continue to make additional purchases or sales of the Target Funds’ shares. Any purchase or sales of Fund shares after the Reorganizations will be purchases or sales of the applicable Acquiring Fund. If the Reorganizations are approved, your Target Fund shares will automatically be converted to corresponding Acquiring Fund shares. You will receive confirmation of this transaction following the Reorganizations.

Q.	Will any Fund pay fees associated with the Reorganizations?

A.	No. GXMC has agreed to pay all costs associated with the Reorganizations.

Q.	If shareholders approve the Plan, when will the Reorganizations take place?

A.
If approved, the Reorganizations are expected to occur on or about [December 24, 2018], or as soon as reasonably practicable after shareholder approval is obtained. After completion of the Reorganizations, affected shareholders will receive a confirmation statement reflecting the number of Acquiring Fund shares owned. No certificates for shares will be issued in connection with the Reorganizations.

Q.	What happens if the Plan is not approved with respect to each Reorganization?

A.
If the Plan is not approved with respect to the Reorganization of your Target Fund, you would continue to hold shares of your Target Fund. The corresponding Acquiring Fund would not commence operations and the Horizons ETF Board would determine what further action, if any, to take, which may include liquidation of that Target Fund.

The Reorganizations will be carried out on a fund-by-fund basis. The consummation of the Reorganization of one Target Fund is not contingent on the specific consummation of the Reorganization of any other Target Fund. If shareholders of a Target Fund do not vote to approve the Plan with respect to their Target Fund, the Reorganization will not occur with respect to that Target Fund.  Accordingly, it is possible that if a shareholder owns shares in multiple Target Funds and one of the Reorganizations is not consummated, then after the Closing Date, such shareholder would continue to own shares of the Target Fund that failed to consummate its Reorganization and shares of an Acquiring Fund after consummation of the approved Reorganization.  However, no Reorganization will close unless the conditions to the closing of the Plan are met or waived by the applicable parties.

Q.	How many votes am I entitled to cast?

A.
You are entitled to one vote for each Target Fund share, and proportionate fractional votes for fractional shares, held in your name or on your behalf on the Record Date. Shareholders of record of the Target Funds at the close of business on the Record Date will receive notice of and be asked to vote on the Plan that corresponds to such Target Fund shares held.

Q.	How can I vote my shares?

A.	You can vote in any one of four ways:

•	By mail, by sending the enclosed proxy card (signed and dated) in the enclosed envelope;

•	Through the internet, by going to the website listed on your proxy card;

•	By telephone, using the toll-free number listed on your proxy card; or

•	In person, by attending the Special Meeting.
Whichever method you choose, please take the time to read the full text of this Proxy Statement/Prospectus before you vote.

Q.	If I vote my proxy now as requested, can I change my vote later?

A.
Yes. You may revoke your proxy vote at any time before it is voted at the Special Meeting by: (1) delivering a written revocation to the Secretary of the Horizons ETF Trust I, 625 Madison Avenue, 3rd Floor, New York, NY 10022; (2) submitting a subsequently executed proxy card; or (3) attending the Special Meeting and voting in person. Even if you plan to attend the Special Meeting, we ask that you return the enclosed proxy card or vote by telephone or the internet. This will help us to ensure that an adequate number of shares are present at the Special Meeting for consideration of the Reorganizations.

Q.	What is the required vote to approve the Reorganizations?

A.
Approval of each Reorganization will require the affirmative vote of a “majority of the outstanding voting securities” for each Target Fund within the meaning of the 1940 Act. This means the lesser of (1) 67% or more of the Target Fund shares present at the Special Meeting, if the holders of more than 50% of the outstanding Target Fund shares are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Target Fund.

Q.	Whom should I call for additional information about this Proxy Statement/Prospectus?

A.	Please call [_____________] (the “Proxy Solicitor”), your Target Fund’s information agent (proxy solicitor), at [_______].

PROPOSAL 1: APPROVAL OF THE REORGANIZATION OF THE HORIZONS DAX GERMANY ETF INTO A NEWLY CREATED SERIES OF GLOBAL X FUNDS
Proposal 1 requests your approval of the Plan on behalf of the Horizons DAX Germany ETF series of Horizons ETF Trust I, pursuant to which Horizons DAX Germany ETF will be reorganized into the Global X DAX Germany ETF series of the Global X Funds.
This discussion summarizes and compares various features of Horizons DAX Germany ETF, the Target Fund, and its corresponding Acquiring Fund, Global X DAX Germany ETF, including but not limited to, each Fund’s organization, investment objective, fees and expenses, primary investment strategies and risks, and, with respect to Horizons DAX Germany ETF only, historical performance. Please note that this is only a brief discussion and is qualified in its entirety by reference to the complete information contained herein, including Horizons DAX Germany ETF’s prospectus, which is incorporated by reference. For additional information regarding Global X DAX Germany ETF, see the Acquiring Funds’ Prospectus and SAI. There is no assurance that a Fund will achieve its investment objective.
Organization
Horizons DAX Germany ETF is a series of Horizons ETF Trust I. Global X DAX Germany ETF is a newly created series of Global X Funds established solely for the purpose of acquiring the assets and assuming the liabilities of Horizons DAX Germany ETF and continuing Horizons DAX Germany ETF’s business after consummation of the Reorganization. Both Horizons ETF Trust I and Global X Funds are open-end, registered management investment companies organized as Delaware statutory trusts. Global X DAX Germany ETF has not yet commenced operations and therefore has no performance history, but will assume Horizons DAX Germany ETF’s historical performance after its Reorganization.
Comparison of Fees and Expenses
The expenses to be paid by Global X DAX Germany ETF after consummation of the Reorganization are expected to be the same as the expenses currently paid by Horizons DAX Germany ETF. Horizons DAX Germany ETF’s fee, like Global X DAX Germany ETF’s fee, is structured as a unitary fee, meaning that GXMC, the new adviser, will be responsible for paying all fund expenses other than the advisory fee and certain excluded expenses.
The following table compares the shareholder fees and annual fund operating expenses you may bear, directly or indirectly, as an investor in Horizons DAX Germany ETF (determined based on Horizons DAX Germany ETF’s average net assets as of September 30, 2018) versus the projected (“pro forma”) estimated fees and expenses of Global X DAX Germany ETF, assuming consummation of the Reorganization as of [December 24, 2018]. Horizons DAX Germany ETF’s total net assets were $ 18,482,815 as of September 30, 2018.
The pro forma fees and expenses are estimated in good faith and are hypothetical, and do not include any change in expense ratios resulting from a change in assets under management since [DATE]. More current total net asset information is available at http://us.horizonsetfs.com.  Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

	Horizons DAX Germany ETF	Global X DAX Germany ETF (Pro Forma)
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees(1)	0.00%	0.00%
Other Expenses	0.00%	0.00%(2)
Total Annual Fund Operating Expenses	0.45%	0.45%
Fee Waiver/Expense Reimbursement(3), (4)	0.25%	0.25%
Total Annual Fund Operating Expenses After Waiver	0.20%	0.20%

(1)
Pursuant to a Rule 12b-1 distribution and service plan (each, a “12b-1 Plan”), each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by either Fund, and the Boards of the Horizons ETF Trust I and Global X Funds have not, as of the date of this Proxy Statement/Prospectus, approved the commencement of any payments under the 12b-1 Plans.

(2)	Based on estimates for the current fiscal year.

(3)
Horizons, the investment adviser to the Horizons DAX Germany ETF, has contractually agreed to waive a portion of its Management Fee, which is 0.45% of the average daily net assets of the Fund, and/or reimburse fees or expenses to 0.20% of the average daily net assets of the Fund until July 31, 2019.

(4)
GXMC, the investment adviser to the Global X DAX Germany ETF, has contractually agreed to waive a portion of its Management Fee, which is 0.45% of the average daily net assets of the Fund, and/or reimburse fees or expenses to 0.20% of the average daily net assets of the Fund until February 28, 2020.

EXPENSE EXAMPLE:
The Example is intended to help you compare the cost of investing in Horizons DAX Germany ETF and Global X DAX Germany ETF after the Reorganization with the cost of investing in other funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the contractual period above and the Total Annual Fund Operating Expenses thereafter. The Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Horizons DAX Germany ETF	$20	$119	$227	$543
Global X DAX Germany ETF (pro forma assuming consummation of the Reorganization)	$20	$119	$227	$543

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Funds’ performance. For the fiscal year ended October 31, 2017, Horizons DAX Germany ETF’s portfolio turnover rate was 9% of the average value of its portfolio. Because Global X DAX Germany ETF has not yet commenced operations, Global X DAX Germany ETF does not have a portfolio turnover rate to provide, but the portfolio turnover rate for Global X DAX Germany ETF is expected to be comparable to the portfolio turnover rate for Horizons DAX Germany ETF.
Comparison of Investment Objectives & Principal Investment Strategies
Global X DAX Germany ETF is a separate series of Global X Funds and has been created solely for the purpose of acquiring the assets and assuming the liabilities of Horizons DAX Germany ETF and continuing Horizons DAX Germany ETF’s business, and will not conduct any investment operations until after consummation of the Reorganization. Global X DAX Germany ETF will have an identical investment objective, and substantially the same investment strategies and policies as Horizons DAX Germany ETF. The investment process that GXMC will use to select investments and determine when to sell securities for Global X DAX Germany ETF is the same investment process that Horizons currently uses for Horizons DAX Germany ETF, and the description of the investment process in each Fund’s prospectus is substantially similar, although there may be non-material differences in how the Funds’ strategies are described in their respective prospectuses.  Horizons’ investment process is set forth below and in Horizons DAX Germany ETF’s prospectus, which is incorporated by reference.
Investment Objectives
Global X DAX Germany ETF has the same investment objective as Horizons DAX Germany ETF. Specifically, Global X DAX Germany ETF and Horizons DAX Germany ETF seek to track the performance (before fees and expenses) of the DAX® Index. Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval with at least 60 days’ notice to shareholders.

Principal Investment Strategies
As noted above, although the descriptions may differ, the Funds have substantially similar principal investment strategies. The Funds’ principal investment strategies are set forth in the table below.

Horizons DAX Germany ETF—Principal Investment Strategies	Global X DAX Germany ETF—Principal Investment Strategies
Using a passive or indexing investment approach, the Fund seeks to achieve its investment objective to track the performance of the Index. The Index tracks the segment of the largest and most actively traded companies – known as blue chips – on the German equities market. The Index contains the shares of the 30 largest German companies in terms of liquidity and market capitalization admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The 30 stocks contained in the Index represents about 80% of the market capitalization listed in Germany.

The Fund will invest at least 80% of its total assets in the common stock of companies included in the Index (“80% Policy”). The Fund employs a replication strategy to track the Index, which means it invests in the common stock included in the Index generally in proportion to its weighting in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the Fund may purchase a sample of securities in the Index. There also may be instances in which Horizons may choose to underweight or overweight a security in the Index, purchase securities not in the Fund’s Index that Horizons believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Index.

The Fund’s Board of Trustees (“Trustees”) may change the Fund’s investment objective, 80% Policy and the index upon which the Fund seeks to track its performance without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer.

Using a passive or indexing investment approach, the Fund seeks to achieve its investment objective to track the performance of the Index. The Index tracks the segment of the largest and most actively traded companies – known as blue chips – on the German equities market. The Index contains the shares of among the 30 largest German companies in terms of liquidity and free-float market capitalization admitted to the Frankfurt Stock Exchange in the Prime Standard segment. Liquidity is defined as book order volume, which is the sum of the daily turnover over the prior 12-month period. The Prime Standard segment is a market segment of the Frankfurt Stock Exchange which includes companies with higher transparency and reporting standards than those of the General Standard, which is the reporting standard required by German law. The 30 stocks contained in the Index generally represent about 80% of the market capitalization listed in Germany.

The Fund will invest at least 80% of its total assets in the common stock of companies included in the Index (“80% Policy”). The Fund employs a replication strategy to track the Index, which means it invests in the common stock included in the Index generally in proportion to its weighting in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the Fund may purchase a sample of securities in the Index. There also may be instances in which GXMC may choose to underweight or overweight a security in the Index, purchase securities not in the Index that GXMC believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate, as closely as possible, before fees and expenses, the price and yield performance of the Index.

The Fund’s Board of Trustees (“Trustees”) may change the Fund’s investment objective, 80% Policy and the index upon which the Fund seeks to track its performance without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As of [_____], 2018, the DAX Index was/was not concentrated in the [_____] sector.

Comparison of Principal Investment Risks

The chart below compares the principal risks of Horizons DAX Germany ETF and Global X DAX Germany ETF. Because Horizons DAX Germany ETF and Global X DAX Germany ETF have the same investment objective and substantially the same principal investment strategies, the principal risks are substantially the same for each Fund.

Risks	Horizons DAX Germany ETF	Global X DAX Germany ETF
Concentration Risk	X	X
Currency Risk	X	X
Cyber Security Risk		X
Equity Risk	X	X
European Economic Risk	X	X
Foreign Securities Risk	X	X
Germany Risk	X	X
Structural Risk	X	X
Political and Social Risk	X	X
Heavy Governmental Control and Regulation	X	X
Issuer Risk	X	X
Large-Capitalization Companies Risk		X
Large Shareholder Risk		X
Listing Standards risk		X
Management Risk	X	X
Market Risk	X	X
Market Trading Risk	X	X
Non-Correlation Risk	X	X
Non-Diversification Risk	X	X
Operational Risk		X
Passive Investment Risk	X	X
Risk of Investing in Developed Countries		X
Sector Risk	X	X
Basic Materials Sector Risk	X	[X]
Consumer Discretionary Sector Risk	X	[X]
Financial Sector Risk	X	[X]
Tracking Error Risk		X
Trading Halt Risk		X
Valuation Risk		X

The principal risks of investing in the Global X DAX Germany ETF are discussed below. Although the Funds present their risks differently, the principal risks of the Horizons DAX Germany ETF are substantially the same as the principal risks of its corresponding Acquiring Fund, Global X DAX Germany ETF.
As with any investment, you could lose all or part of your investment in the Global X DAX Germany ETF, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Concentration Risk. To the extent that the Fund is concentrated in the securities of a particular industry or group of industries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to economic, political, regulatory or other conditions than if the Fund’s assets were invested in a wider variety of industries or groups of industries.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.
Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, GXMC, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund's service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Equity Risk. The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
European Economic Risk. The Economic and Monetary Union (“EMU”) of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro.
Foreign Securities Risk. Foreign securities may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. securities. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign securities being more volatile and less liquid than U.S. securities. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. securities.
Germany Risk. Germany is a significant exporter to its major trading partners, which are other Western European developed nations and the United States. Therefore, Germany’s economy is dependent on the economies of these other countries. As such, reductions by these countries in spending on German exports could adversely impact the German economy. Many of these Western European developed nations, including Germany, are member states of the EU and EMU. As a result, these member states are dependent upon one another economically and politically. The European financial markets have experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. These events have adversely affected the exchange rate of the euro and may continue to significantly affect other countries in Europe.
Responses to the financial problems by European governments, central banks and other bodies, including austerity measures and reforms may not work, may result in social unrest and may limit future economic growth or have other uncertain or unintended consequences. In addition, one or more countries may abandon the Euro and/or withdraw from the EU, which could have significant and far-reaching consequences. These events have adversely affected the exchange rate of the Euro and may continue to significantly affect other countries in Europe. The German economy, along with certain other EU nations, experienced a significant slowdown during the recent financial crisis.
The Fund’s investment in German issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to Germany. The German economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis.
Structural Risk. Germany is subject to risks of social unrest and heavy governmental control, either of which may adversely affect investments in Germany.
Political and Social Risk. Certain sectors and regions of Germany have experienced high unemployment and labor and social unrest. These issues may cause downturns in the German markets or the German industries or sectors in which the Fund invests.

Heavy Governmental Control and Regulation. Heavy regulation of labor and product markets is pervasive in Germany. These regulations may at times stifle German economic growth or cause prolonged periods of recession.
Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Large Capitalization Companies Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.
Large Shareholder Risk: Certain shareholders, including an Authorized Participant (as defined in the SAI), GXMC or an affiliate of GXMC, may own a substantial amount of the Fund’s shares. Additionally, from time to time, an Authorized Participant, a third party investor, GXMC, or an affiliate of GXMC may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale.  Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations, in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such noncompliance may result in the Fund being delisted by the listing exchange.
Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that GXMC’s investment strategy may not produce the intended results.
Market Risk. Overall market risks may affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels and political events affect the securities markets.
Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for shares, which may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Non-Correlation Risk. The Fund’s return may not match the return of the DAX Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the DAX Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the DAX Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the DAX Index resulting from legal restrictions, cost or liquidity constraints; and, if used, representative sampling may cause the Fund’s tracking error to be higher than would be the case if the Fund purchased all of the securities in the DAX Index.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and GXMC seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.
Passive Investment Risk. The Fund is not actively managed and GXMC does not attempt to take defensive positions under any market conditions, including declining markets.
Risk of Investing in Developed Countries. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
[To be updated with specific sector risks as of a more recent date.]
Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.
Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Valuation Risk. The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.
Horizons DAX Germany ETF Performance
Global X DAX Germany ETF has been established solely for the purpose of acquiring the assets and assuming the liabilities of Horizons DAX Germany ETF and continuing Horizons DAX Germany ETF’s business after consummation of its Reorganization. Global X DAX Germany ETF has not yet commenced operations and therefore has no performance history, but will assume Horizons DAX Germany ETF’s historical performance after its Reorganization. The bar charts and tables below provide an indication of the risks of investing in Global X DAX Germany ETF after the Reorganization by showing Horizons DAX Germany ETF’s performance for the calendar years ended 2015, 2016 and 2017, and by showing how Horizons DAX Germany ETF’s average annual returns for certain time periods compare with the average annual returns of the DAX® Index and of other benchmarks of market performance. Horizons DAX Germany ETF commenced operations on October 23, 2014. Horizons DAX Germany ETF’s past performance (before and after taxes) is not necessarily an indication of how Horizons DAX Germany ETF or Global X DAX Germany ETF will perform in the future.  For current performance information, visit Horizons DAX Germany ETF’s website at http://us.horizonsetfs.com.
Annual Total Returns for Horizons DAX Germany ETF Shares (calendar year-end)

2015	2016	2017
(3.520)%	2.71%	28.23%
Year to date as of September 30, 2018: [___] %
Highest Quarterly Return: 9.09% (3Q 2016)
Lowest Quarterly Return: (11.69)% (3Q 2015)
The after-tax returns presented in the table below are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Average Annual Total Returns (periods ended December 31)

	1 Year	Since Inception 10/23/2014
Horizons DAX Germany ETF
Return Before Taxes	28.23%	9.31%
Return After Taxes on Distributions	28.02%	9.13%
Return After Taxes on Distributions and Sale of Fund Shares	16.65%	7.40%
DAX® Index	26.82%	10.38%

PROPOSAL 2: APPROVAL OF THE REORGANIZATION OF THE HORIZONS NASDAQ 100® COVERED CALL ETF INTO A NEWLY CREATED SERIES OF GLOBAL X FUNDS
Proposal 2 requests your approval of the Plan on behalf of the Horizons NASDAQ 100® Covered Call ETF series of Horizons ETF Trust I (“Horizons NASDAQ ETF”), pursuant to which Horizons NASDAQ ETF will be reorganized into the Global X NASDAQ 100® Covered Call ETF series of the Global X Funds (“Global X NASDAQ ETF”).
This discussion summarizes and compares various features of Horizons NASDAQ ETF, the Target Fund, and its corresponding Acquiring Fund, Global X NASDAQ ETF, including but not limited to, each Fund’s organization, investment objective, fees and expenses, primary investment strategies and risks, and, with respect to Horizons NASDAQ ETF only, historical performance. Please note that this is only a brief discussion and is qualified in its entirety by reference to the complete information contained herein, including Horizons NASDAQ ETF’s prospectus, which is incorporated by reference. For additional information regarding Global X NASDAQ ETF, see the Acquiring Funds’ Prospectus and SAI. There is no assurance that a Fund will achieve its investment objective.
Organization
Horizons NASDAQ ETF is a series of Horizons ETF Trust I. Global X NASDAQ ETF is a newly created series of Global X Funds established solely for the purpose of acquiring the assets and assuming the liabilities of Horizons NASDAQ ETF and continuing Horizons NASDAQ ETF’s business after consummation of the Reorganization. Both Horizons ETF Trust I and Global X Funds are open-end, registered management investment companies organized as Delaware statutory trusts. Global X NASDAQ ETF has not yet commenced operations and therefore has no performance history, but will assume Horizons NASDAQ ETF’s historical performance after its Reorganization.
Comparison of Fees and Expenses
The expenses to be paid by Global X NASDAQ ETF after consummation of the Reorganization are expected to be the same as the expenses currently paid by Horizons NASDAQ ETF. Horizons NASDAQ ETF’s fee, like Global X NASDAQ ETF’s fee, is structured as a unitary fee, meaning that GXMC, the new adviser, will be responsible for paying all fund expenses other than the advisory fee and certain excluded expenses.
The following table compares the shareholder fees and annual fund operating expenses you may bear directly or indirectly as an investor in Horizons NASDAQ ETF (determined based on Horizons NASDAQ ETF’s average net assets as of September 30, 2018) versus the projected (“pro forma”) estimated fees and expenses of Global X NASDAQ ETF, assuming consummation of the Reorganization as of [December 24, 2018]. Horizons NASDAQ ETF’s total net assets were $387,747,002 as of September 30, 2018.
The pro forma fees and expenses are estimated in good faith and are hypothetical, and do not include any change in expense ratios resulting from a change in assets under management since September 30, 2018. More current total net asset information is available at http://us.horizonsetfs.com.  Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

	Horizons NASDAQ ETF	Global X NASDAQ ETF (Pro Forma)
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%
Distribution and/or Service (12b-1) Fees(1)	0.00%	0.00%
Other Expenses	0.00%	0.00%(2)
Total Annual Fund Operating Expenses	0.60%	0.60%

(1)
Pursuant to a Rule 12b-1 distribution and service plan (each, a “12b-1 Plan”), each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by any Fund, and the Boards of the Horizons ETF Trust I and Global X Funds have not, as of the date of this Proxy Statement/Prospectus, approved the commencement of any payments under the 12b-1 Plans.
(2)    Based on estimates for the current fiscal year.

EXPENSE EXAMPLE:
The Example is intended to help you compare the cost of investing in Horizons NASDAQ ETF and Global X NASDAQ ETF after the Reorganization with the cost of investing in other funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same each year, except that Horizons NASDAQ ETF’s expenses are reduced during the first year by the Fund’s expense limitation agreement. The Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Horizons NASDAQ ETF	$ 61	$ 192	$ 335	$ 750
Global X NASDAQ ETF (pro forma assuming consummation of the Reorganization)	$61	$192	$335	$750

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Funds’ performance. For the fiscal year ended October 31, 2017, Horizons NASDAQ ETF’s portfolio turnover rate was 4% of the average value of its portfolio. Because Global X NASDAQ ETF has not yet commenced operations, Global X NASDAQ ETF does not have a portfolio turnover rate to provide, but the portfolio turnover rate for Global X NASDAQ ETF is expected to be comparable to the portfolio turnover rate for Horizons NASDAQ ETF.
Comparison of Investment Objectives & Principal Investment Strategies
Global X NASDAQ ETF is a separate series of Global X Funds and has been created solely for the purpose of acquiring the assets and assuming the liabilities of Horizons NASDAQ ETF and continuing Horizons NASDAQ ETF’s business, and will not conduct any investment operations until after consummation of the Reorganization. Global X NASDAQ ETF will have an identical investment objective, and substantially the same investment strategies and policies as Horizons NASDAQ ETF. The investment process that GXMC will use to select investments and determine when to sell securities for Global X NASDAQ ETF is the same investment process that Horizons currently uses for Horizons NASDAQ ETF, and the description of the investment process in each Fund’s prospectus is substantially similar, although there may be non-material differences in how the Funds’ strategies are described in their respective prospectuses. Horizons’ investment process is set forth below and in Horizons NASDAQ ETF’s prospectus, which is incorporated by reference. See the Acquiring Funds’ Prospectus and SAI for more information regarding Global X NASDAQ ETF’s investment objective and principal investment strategies.
Investment Objectives
Global X NASDAQ ETF has the same investment objective as Horizons NASDAQ ETF. Specifically, Global X NASDAQ ETF and Horizons NASDAQ ETF seek to provide investment results that closely correspond, before fees and expenses, generally to the price and yield performance of the CBOE NASDAQ-100® BuyWrite V2 Index (“BXNT Index”). Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval with at least 60 days’ notice to shareholders.
Principal Investment Strategies
As noted above, although the descriptions may differ, the Funds have substantially similar principal investment strategies. The Funds’ principal investment strategies are summarized in the table below.

Horizons NASDAQ ETF —Principal Investment Strategies	Global X NASDAQ ETF —Principal Investment Strategies

Using a passive or indexing investment approach, the Fund seeks to achieve its investment objective to track the performance of the BXNT Index.

By investing in the BXNT Index, the Fund follows a “buy-write” (also called a covered call) investment strategy in which the Fund buys a stock or a basket of stocks, and also writes (or sells) call options that correspond to the stock or basket of stocks. The Fund uses this strategy in an attempt to enhance its portfolio’s risk-adjusted returns, reduce its volatility, and generate monthly income from the premiums received from writing the call options.

The CBOE NASDAQ-100® BuyWrite Index (“BXN Index”) is a benchmark index that measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the NASDAQ-100® Index (“NASDAQ-100 Index”), and “writes” (or sells) a succession of one-month at-the-money NASDAQ-100 Index covered call options. The BXNT Index replicates the methodology used to calculate the BXN Index, with one exception: the written NASDAQ-100 Index covered call options are held until one day prior to the expiration date (i.e., generally the Thursday preceding the Third Friday of the month) and are liquidated at a volume-weighted average price determined at the close.

The Fund will invest at least 80% of its total assets in common stocks of the companies included in the NASDAQ-100 Index (“80% Policy”). The Fund employs a replication strategy to track the Index, which means it invests in common stocks included in the NASDAQ-100 Index generally in proportion to their weightings in the NASDAQ-100 Index, and call options written (sold) on the NASDAQ-100 Index. Under normal market conditions, the Fund will invest more than 80% of its total assets in the Index. Each calendar month the Fund will write (sell) a succession of one-month call options on the NASDAQ-100 Index and will cover such options by holding the securities underlying the options written. Each option written will (i) have an exercise price generally at or above the prevailing market price of the NASDAQ-100 Index; (ii) be traded on a national securities exchange; (iii) be held until one day prior to the expiration date (i.e., generally the Thursday preceding the Third Friday of the month) and are liquidated at a volume-weighted average price determined at the close (unless the Fund “closes out” the option through the repurchase of the option on the market close the last day of trading); (iv) expire on its date of maturity (in the next calendar month); (v) only be subject to exercise on its expiration date; and (vi) be settled in cash.

The Fund’s Board of Trustees (“Trustees”) may change the Fund’s investment objective, 80% Policy and the index upon which the Fund seeks to track its performance without shareholder approval upon 60 days’ prior written notice to shareholders.

In return for the payment of a premium to the Fund, a purchaser of the call options written by the Fund is entitled to receive a cash payment from the Fund equal to the difference between the value of the NASDAQ-100 Index and the exercise price of the option if the value of the option on the expiration date is above its exercise price. In addition, the Fund’s covered call options are expected to partially protect the Fund from a decline in the price of the NASDAQ-100 Index through means of the premiums received by the Fund. The Fund expects over time to have a tracking error relative to the performance of the Index of no more than 10% before fees and expenses. Tracking error of 0% would represent perfect correlation.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the BXNT Index concentrates in an industry or group of industries. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. The BXNT Index was concentrated in the information technology sector.

Using a passive or indexing investment approach, the Fund seeks to achieve its investment objective to track the performance of the BXNT Index.

By investing in the BXNT Index, the Fund follows a “buy-write” (also called a covered call) investment strategy in which the Fund buys a stock or a basket of stocks, and also writes (or sells) call options that correspond to the stock or basket of stocks. The Fund uses this strategy in an attempt to enhance its portfolio’s risk-adjusted returns, reduce its volatility, and generate monthly income from the premiums received from writing the call options.

The BXNT Index is a benchmark index that measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the NASDAQ-100® Index (“NASDAQ-100 Index”), and “writes” (or sells) a succession of one-month at-the-money NASDAQ-100 Index covered call options. The BXNT Index replicates the methodology used to calculate the BXNT Index, with one exception: the written NASDAQ-100 Index covered call options are held until one day prior to the expiration dates (i.e., generally the Thursday preceding the third Friday of the month) and are liquidated at a volume-weighted average price determined at the close.

The Fund will invest at least 80% of its total assets in common stocks of the companies included in the NASDAQ-100 Index (“80% Policy”). The Fund employs a replication strategy to track the NASDAQ-100 Index, which means the Fund invests in common stocks included in the NASDAQ-100 Index generally in proportion to their weightings in the NASDAQ-100 Index, and call options written (sold) on the NASDAQ-100 Index. Under normal market conditions, the Fund will invest more than 80% of its total assets in the Index. Each calendar month, the Fund will write (sell) a succession of one-month call options on the NASDAQ-100 Index and will cover such options by holding the securities underlying the options written. Each option written will (i) have an exercise price generally at or above the prevailing market price of the NASDAQ-100 Index; (ii) be traded on a national securities exchange; (iii) be held until one day prior to the expiration date (i.e., generally the Thursday preceding the third Friday of the month) and are liquidated at a volume-weighted average price determined at the close (unless the Fund “closes out” the option through the repurchase of the option at the market close on the last day of trading); (iv) expire on its date of maturity (in the next calendar month); (v) only be subject to exercise on its expiration date; and (vi) be settled in cash.

The Fund’s Board of Trustees (“Trustees”) may change the Fund’s investment objective, 80% Policy and the BXNT Index upon which the Fund seeks to track its performance without shareholder approval upon 60 days’ prior written notice to shareholders.

In return for the payment of a premium to the Fund, a purchaser of the call options written by the Fund is entitled to receive a cash payment from the Fund equal to the difference between the value of the NASDAQ-100 Index and the exercise price of the option if the value of the option on the expiration date is above its exercise price. In addition, the Fund’s covered call options are expected to partially protect the Fund from a decline in the price of the NASDAQ-100 Index through means of the premiums received by the Fund. The Fund expects, over time, to have a tracking error relative to the performance of the Index of no more than 10% before fees and expenses. Tracking error of 0% would represent perfect correlation.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the BXNT Index concentrates in an industry or group of industries. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As of [_____], 2018, the BXNT Index was concentrated in the [information technology sector].

Comparison of Principal Investment Risks
The chart below compares the principal risks of Horizons NASDAQ ETF and Global X NASDAQ ETF. Because Horizons NASDAQ ETF and Global X NASDAQ ETF have the same investment objective and substantially the same principal investment strategies, the principal risks are substantially the same for each Fund. There may be non-material differences in how the Funds’ risks are described below as compared to Horizons NASDAQ ETF’s prospectus.

Risks	Horizons NASDAQ ETF	Global X NASDAQ ETF
Concentration Risk	X	X
Covered Call Option Writing Risk	X	X
Cyber Security Risk		X
Equity Risk	X	X
Issuer Risk	X	X
Large-Capitalization Companies Risk		X
Large Shareholder Risk		X
Listing Standards Risk		X
Management Risk	X	X
Market Risk	X	X
Market Trading Risk	X	X
Non-Correlation Risk	X	X
Non-Diversification Risk	X	X
Operational Risk		X
Passive Investment Risk	X	X
Sector Risk	X	X
Information Technology Sector Risk	X	X
Tracking Error Risk		X
Trading Halt Risk		X
U.S. Federal Income Tax Risk	X	X
Valuation Risk		X

The principal risks of investing in the Global X NASDAQ ETF are discussed below. Although the Funds present their risks differently, the principal risks of the Horizons NASDAQ ETF are substantially the same as the principal risks of its corresponding Acquiring Fund, Global X NASDAQ ETF.
As with any investment, you could lose all or part of your investment in the Global X NASDAQ ETF, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Concentration Risk. The Fund seeks to track the BXNT Index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the NASDAQ-100 Index above the exercise prices of such options, but will continue to bear the risk of declines in the value of the NASDAQ-100 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, GXMC, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherit limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund's service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Equity Risk. The NAV of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Large Shareholder Risk. Certain shareholders, including an Authorized Participant, GXMC or an affiliate of GXMC, may own a substantial amount of the Fund’s shares. Additionally, from time to time, an Authorized Participant, a third party investor, GXMC, or an affiliate of GXMC may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale.  Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Listing Standards Risk. Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such noncompliance may result in the Fund being delisted by the listing exchange.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that GXMC’s investment strategy may not produce the intended results.

Market Risk. Overall market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for shares, which may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Non-Correlation Risk. The Fund’s return may not match the return of the BXNT Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the BXNT Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the BXNT Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the BXNT Index resulting from legal restrictions, cost or liquidity constraints; and, if used, representative sampling may cause the Fund’s tracking error to be higher than would be the case if the Fund purchased all of the securities in the BXNT Index.

Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and GXMC seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk. The Fund is not actively managed and GXMC does not attempt to take defensive positions under any market conditions, including declining markets.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s Share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Information Technology Sector Risk. Because the BXNT Index has been concentrated in the information technology sector, the Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Tracking Error Risk. Tracking error is the divergence of the Fund's performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences (including differences between a security's price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV), differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

U.S. Federal Income Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of shares in the Fund.

Valuation Risk. The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology.

Horizons NASDAQ ETF Performance
Global X NASDAQ ETF has been established solely for the purpose of acquiring the assets and assuming the liabilities of Horizons NASDAQ ETF and continuing Horizons NASDAQ ETF’s business after consummation of its Reorganization. Global X NASDAQ ETF has not yet commenced operations and therefore has no performance history, but will assume Horizons NASDAQ ETF’s historical performance after its Reorganization. The bar charts and tables below provide an indication of the risks of investing in Global X NASDAQ ETF after the Reorganization by showing Horizons NASDAQ ETF’s performance for the calendar years ended 2014, 2015, 2016 and 2017 and by showing how Horizons NASDAQ ETF’s average annual returns for certain time periods compare with the average annual returns of the BXNT Index and of other benchmarks of market performance. Horizons NASDAQ ETF commenced operations on December 12, 2013. Horizons NASDAQ ETF’s past performance (before and after taxes) is not necessarily an indication of how Horizons NASDAQ ETF or Global X NASDAQ ETF will perform in the future.  For current performance information, visit Horizons NASDAQ ETF’s website at http://us.horizonsetfs.com.

Annual Total Returns for Horizons NASDAQ ETF Shares (calendar year-end)

2014	2015	2016	2017
3.81%	6.70%	4.78%	18.78%

Year to date as of September 30, 2018: [____] %
Highest Quarterly Return 7.41% (4Q 2015)
Lowest Quarterly Return (1.98)% (3Q 2015)
The after-tax returns presented in the table below are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.   After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Average Annual Total Returns (periods ended December 31)

	1 Year	Since Inception 12/12/13
Horizons NASDAQ ETF
Return Before Taxes	18.78%	9.04%
Return After Taxes on Distributions	14.89%	6.47%
Return After Taxes on Distributions and Sale of Fund Shares	10.58%	5.79%
CBOE NASDAQ-100® BuyWrite V2 Index	20.41%	9.77%
NASDAQ 100® Index	32.99%	17.70%

PROPOSAL 3: APPROVAL OF THE REORGANIZATION OF THE HORIZONS S&P 500® COVERED CALL ETF INTO A NEWLY CREATED SERIES OF GLOBAL X FUNDS
Proposal 3 requests your approval of the Plan on behalf of the Horizons S&P 500® Covered Call ETF series of Horizons ETF Trust I (“Horizons S&P ETF”), pursuant to which Horizons S&P ETF will be reorganized into the Global X S&P 500® Covered Call ETF series of the Global X Funds (“Global X S&P ETF”).
This discussion summarizes and compares various features of Horizons S&P ETF, the Target Fund, and its corresponding Acquiring Fund, Global X S&P ETF, including but not limited to, each Fund’s organization, investment objective, fees and expenses, primary investment strategies and risks, and, with respect to Horizons S&P ETF only, historical performance. Please note that this is only a brief discussion and is qualified in its entirety by reference to the complete information contained herein, including Horizons S&P ETF’s prospectus, which is incorporated by reference. For additional information regarding Global X S&P ETF, see the Acquiring Funds’ Prospectus and SAI. There is no assurance that a Fund will achieve its investment objective.
Organization
Horizons S&P ETF is a series of Horizons ETF Trust I. Global X S&P ETF is a newly created series of Global X Funds established solely for the purpose of acquiring the assets and assuming the liabilities of Horizons S&P ETF and continuing Horizons S&P ETF’s business after consummation of the Reorganization. Both Horizons ETF Trust I and Global X Funds are open-end, registered management investment companies organized as Delaware statutory trusts. Global X S&P ETF has not yet commenced operations and therefore has no performance history, but will assume Horizons S&P ETF’s historical performance after its Reorganization.
Comparison of Fees and Expenses
The expenses to be paid by Global X S&P ETF after consummation of the Reorganization are expected to be equal to the expenses (after applicable fee waiver and expense reimbursement) currently paid by Horizons S&P ETF. Horizons S&P ETF’s fee, like Global X S&P ETF’s fee, is structured as a unitary fee, meaning that GXMC, the new adviser, will be responsible for paying all fund expenses other than the advisory fee and certain excluded expenses.
The following table compares the shareholder fees and annual fund operating expenses you may bear directly or indirectly as an investor in Horizons S&P ETF (determined based on Horizons S&P ETF’s average net assets as of September 30, 2018) versus the projected (“pro forma”) estimated fees and expenses of Global X S&P ETF, assuming consummation of the Reorganization as of [December 24, 2018]. Horizons S&P ETF’s total net assets were $83,387,325 as of September 30, 2018.
The pro forma fees and expenses are estimated in good faith and are hypothetical, and do not include any change in expense ratios resulting from a change in assets under management since [DATE]. More current total net asset information is available at http://us.horizonsetfs.com.  Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

	Horizons S&P ETF	Global X S&P ETF (Pro Forma)
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees(1)	0.00%	0.00%
Other Expenses	0.00%	0.00%(2)
Total Annual Fund Operating Expenses	0.65%	0.65%

(1)
Pursuant to a Rule 12b-1 distribution and service plan (each, a “12b-1 Plan”), each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by any Fund, and the Boards of the Horizons ETF Trust I and Global X Funds have not, as of the date of this Prospectus/Proxy Statement, approved the commencement of any payments under the 12b-1 Plans.

(2)	Based on estimates for the current fiscal year.

EXPENSE EXAMPLE:
The Example is intended to help you compare the cost of investing in Horizons S&P ETF and Global X S&P ETF after the Reorganization with the cost of investing in other funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same each year, except that Horizons S&P ETF’s expenses are reduced during the first year by the Fund’s expense limitation agreement. The Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Horizons S&P ETF	$ 66	$ 208	$ 362	$ 810
Global X S&P ETF (pro forma assuming consummation of the Reorganization)	$ 66	$ 208	$ 362	$ 810

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Funds’ performance. The Horizons S&P ETF’s turnover rate from May 1, 2016 to April 30, 2017 (its prior fiscal year end) was 21%, and from May 1, 2017 to October 31, 2017 (its current fiscal year end) was 8%. Because Global X S&P ETF has not yet commenced operations, Global X S&P ETF does not have a portfolio turnover rate to provide, but the portfolio turnover rate for Global X S&P ETF is expected to be comparable to the portfolio turnover rate for Horizons S&P ETF.
Investment Objectives & Principal Investment Strategies
Global X S&P ETF is a separate series of Global X Funds and has been created solely for the purpose of acquiring the assets and assuming the liabilities of Horizons S&P ETF and continuing Horizons S&P ETF’s business, and will not conduct any investment operations until after consummation of the Reorganization. Global X S&P ETF will have an identical investment objective, and substantially the same investment strategies and policies as Horizons S&P ETF; however, Horizons S&P ETF has the flexibility to invest in derivatives as part of its principal investment strategies, whereas Global X S&P ETF does not expect investments in derivatives to be a principal investment strategy. The investment process that GXMC will use to select investments and determine when to sell securities for Global X S&P ETF is the same investment process that Horizons currently uses for Horizons S&P ETF, and the description of the investment process in each Fund’s prospectus is substantially similar, although there may be non-material differences in how the Funds’ strategies are described in their respective prospectuses.  Horizons’ investment process is set forth below and in Horizons S&P ETF’s prospectus, which is incorporated by reference. See the Acquiring Funds’ Prospectus and SAI for more information regarding Global X S&P ETF’s investment objective and principal investment strategies.
Investment Objectives
Global X S&P ETF has the same investment objective as Horizons S&P ETF. Specifically, Global X S&P ETF and Horizons S&P ETF seek investment results that, before fees and expenses, generally correspond to the performance of the CBOE S&P 500 2% OTM BuyWrite Index. Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval with at least 60 days’ notice to shareholders.
Principal Investment Strategies
As noted above, although the descriptions may differ, the Funds have substantially similar principal investment strategies. The Funds’ principal investment strategies are summarized in the table below.

Horizons S&P ETF —Principal Investment Strategies	Global X S&P ETF —Principal Investment Strategies

The Fund is an index fund that employs a “passive management” investment strategy in seeking to achieve its objective of providing investment results that generally correspond to the performance of the CBOE S&P 500 2% OTM BuyWrite Index (the “Underlying Index”). S&P Dow Jones Indices LLC licenses the Underlying Index for the Fund to use. The Underlying Index is comprised of two parts: (1) all the equity securities in the S&P 500 Index (the “Reference Index”) in substantially similar weight as the Reference Index; and (2) short (written) call options on up to 100% of the S&P 500 Index. The Fund invests at least 80% of its total assets in securities that comprise its Underlying Index.

The Reference Index is a float-adjusted market capitalization weighted index containing equity securities of 500 industrial, information technology, utility and financial companies amongst other GICS® sectors, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market.

The Underlying Index measures the performance of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option on that security in an attempt to generate more income. Each time the Fund writes a covered call option it receives a payment of money from the investor who buys the option from the Fund, which is called the premium. If the value of the Fund’s call option that it has written declines because of a decline in the value of the S&P 500 Index, the premium that the Fund received for writing the covered call option offsets this loss to some extent.

The premium paid by the buyer of the option provides income in addition to the security’s dividends or other distributions. The Underlying Index consists of long positions in companies in the Reference Index and a single out-of-the-money call option written on the S&P 500 Index. An “out-of-the-money” call option is a call option with a strike price that is higher than the market price of the underlying asset (in this case the market price of a share of the S&P 500 Index). When a call option is out-of-the-money, it is not in the holder’s economic interest to exercise the call option because he or she would receive a price of the S&P 500 Index share that is lower than the market price of the S&P 500 Index share. These options are written (sold) systematically on the monthly option writing date of the Underlying Index.

Generally, in return for the option premium, the Fund gives the purchaser of the call option either (1) the right to buy the security from the Fund at a specified exercise (or “strike”) price, or (2) the right to receive a cash payment equal to any positive difference between the value of the security and the exercise price on or before the expiration date of the option. The Fund writes options that are the second variety such that they give the option purchaser the right to receive a cash payment equal to any positive difference between the value of the security and the exercise price on the expiration date of the option. The Fund writes a single “out-of-the-money” call option, which is when the strike price is above the market price of the security, as determined on the monthly option writing date of the Underlying Index in accordance with the Underlying Index methodology. The out-of-the-money call option written by the Fund may allow the Fund to preserve some of the price appreciation potential of the underlying securities.

A covered call strategy can potentially mitigate a decline in the price of the securities on which options are written to the extent of the premiums the Fund receives. A covered call strategy is generally used in a neutral-to-bullish market environment, where a slow and steady rise in market prices is anticipated. Because a covered call strategy generates income in the form of premiums from the written options, the Underlying Index is expected to provide higher returns with lower volatility than the Reference Index in many market environments.

However, when the equity market is rallying rapidly the Underlying Index is expected to underperform the Reference Index.

There can be no assurance, however, that the Underlying Index will perform as expected. The options in the Underlying Index will be traded on national options exchanges. Long positions in the equity securities of the Underlying Index are, in accordance with the Underlying Index’s methodology, indexed to the Reference Index which includes rebalancing quarterly for share updates and on an as-needed basis to account for corporate actions and market developments. Options positions in the Underlying Index are written on up to 100% of the S&P 500 Index and are rebalanced monthly, as well as on an as-needed basis to account for corporate actions and market developments. As of January 31, 2018, the S&P 500 Index included common stocks of 505 companies with a market capitalization range of between approximately $2.5 billion and $887.6 billion.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may from time-to-time utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities comprising the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index and the Underlying Index are so concentrated.

The Underlying Index is provided by S&P Dow Jones Indices LLC, which is unaffiliated with the Fund, its investment adviser, Horizons. S&P Dow Jones Indices LLC maintains, calculates and publishes information regarding the Underlying Index.

The Fund is an index fund that employs a “passive management” investment strategy in seeking to achieve its objective of providing investment results that generally correspond to the performance of the CBOE S&P 500 2% OTM BuyWrite Index (the “Underlying Index”). S&P Dow Jones Indices LLC licenses the Underlying Index for the Fund to use. The Underlying Index is comprised of two parts: (1) all the equity securities in the S&P 500® Index (the “Reference Index”) in substantially similar weight as the Reference Index; and (2) short (written) call options on up to 100% of the S&P 500® Index. The Fund invests at least 80% of its total assets in securities that comprise its Underlying Index.

The Reference Index is a float-adjusted market capitalization weighted index containing equity securities of 500 industrial, information technology, utility and financial companies amongst other GICS® sectors, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market.

The Underlying Index measures the performance of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option on that security in an attempt to generate more income. Each time the Fund writes a covered call option, the Fund receives a payment of money from the investor who buys the option from the Fund, which is called the premium. If the value of the Fund’s call option that it has written declines because of a decline in the value of the S&P 500 Index, the premium that the Fund received for writing the covered call option offsets this loss to some extent.

The premium paid by the buyer of the option provides income in addition to the security’s dividends or other distributions. The Underlying Index consists of long positions in companies in the Reference Index and a single out-of-the-money call option written on the S&P 500 Index. An “out-of-the-money” call option is a call option with a strike price that is higher than the market price of the underlying asset (in this case, the market price of a share of the S&P 500 Index). When a call option is out-of-the-money, it is not in the holder’s economic interest to exercise the call option because the holder would receive a price for the S&P 500 Index share that is lower than the market price of the S&P 500 Index share. These options are written (sold) systematically on the monthly option writing date of the Underlying Index.

Generally, in return for the option premium, the Fund gives the purchaser of the call option either (1) the right to buy the security from the Fund at a specified exercise (or “strike”) price, or (2) the right to receive a cash payment equal to any positive difference between the value of the security and the exercise price on or before the expiration date of the option. The Fund writes options that are the second variety such that the options give the option purchasers the rights to receive cash payments equal to any positive differences between the values of the securities and the exercise prices on the expiration dates of the options. The Fund writes a single “out-of-the-money” call option, which is when the strike price is above the market price of the security, as determined on the monthly option writing date of the Underlying Index in accordance with the Underlying Index methodology. The out-of-the-money call option written by the Fund may allow the Fund to preserve some of the price appreciation potential of the underlying securities.

A covered call strategy can potentially mitigate a decline in the price of the securities on which options are written to the extent of the premiums the Fund receives. A covered call strategy is generally used in a neutral-to-bullish market environment, where a slow and steady rise in market prices is anticipated. Because a covered call strategy generates income in the form of premiums from the written options, the Underlying Index is expected to provide higher returns with lower volatility than the Reference Index in many market environments.

However, when the equity market is rallying rapidly, the Underlying Index is expected to underperform the Reference Index.

There can be no assurance, however, that the Underlying Index will perform as expected. The options in the Underlying Index will be traded on national options exchanges. Long positions in the equity securities of the Underlying Index are, in accordance with the Underlying Index’s methodology, indexed to the Reference Index, which includes rebalancing quarterly for share updates and on an as-needed basis to account for corporate actions and market developments. Options positions in the Underlying Index are written on up to 100% of the S&P 500 Index and are rebalanced monthly, as well as on an as-needed basis to account for corporate actions and market developments. As of [_____], 2018, the S&P 500 Index included common stocks of [___] companies with a market capitalization range of between approximately $[__] billion and $[__] billion.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may, from time to time utilize, a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities comprising the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index and the Underlying Index are so concentrated. As of [_____], 2018, the Reference Index and the Underlying Index were/were not concentrated in the [____] sector(s).

The Underlying Index is provided by S&P Dow Jones Indices LLC, which is unaffiliated with the Fund, its investment adviser, GXMC. S&P Dow Jones Indices LLC maintains, calculates and publishes information regarding the Underlying Index.

Comparison of Principal Investment Risks
The chart below compares the principal risks of Horizons S&P ETF and Global X S&P ETF. Because Horizons S&P ETF and Global X S&P ETF have the same investment objective and substantially the same principal investment strategies, the principal risks are substantially the same for each Fund. There may be non-material differences in how the Funds’ risks are described below as compared to Horizons S&P ETF’s prospectus.

Risks	Horizons S&P ETF	Global X S&P ETF

Concentration Risk	X	X
Covered Call Option Writing Risk	X	X
Cyber Security Risk		X
Equity Risk	X	X
Issuer-Specific Changes Risk	X	X
Large-Capitalization Companies Risk	X	X
Large Shareholder Risk		X
Liquidity Risk	X	X
Listing Standards Risk		X
Market Risk	X	X
Market Trading Risk	X	X
Non-Correlation Risk	X	X
Operational Risk		X
Passive Investment Risk	X	X
Sector Risk	X	X
Information Technology Risk	X	X
Tracking Error Risk	X	X
Trading Halt Risk		X
U.S. Federal Income Tax Risk	X	X
Valuation Risk		X

The principal risks of investing in the Global X S&P ETF are discussed below. Although the Funds present their risks differently, the principal risks of the Horizons S&P ETF are substantially the same as the principal risks of its corresponding Acquiring Fund, Global X S&P ETF.
As with any investment, you could lose all or part of your investment in the Global X S&P ETF, and the Fund’s performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Reference Index and the Underlying Index concentrate in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Covered Call Option Writing Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.
Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, GXMC, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund's service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Equity Risk. Equity risk is the risk that the value of the long equity securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Large-Capitalization Companies Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.
Large Shareholder Risk: Certain shareholders, including an Authorized Participant (as defined in the SAI), GXMC or an affiliate of GXMC, may own a substantial amount of the Fund’s shares. Additionally, from time to time, an Authorized Participant, a third party investor, GXMC, or an affiliate of GXMC may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale.  Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations, in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Liquidity Risk. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares, potentially causing the market price of the Fund’s shares to deviate from their NAV.
Listing Standards Risk: Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such noncompliance may result in the Fund being delisted by the listing exchange.
Market Risk. Securities in the Reference Index are subject to market fluctuations. You should anticipate that the value of shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Reference Index.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the shares trading at a premium or discount to the Fund’s NAV.
Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including because the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.
Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and GXMC seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.
Passive Investment Risk. Unlike many investment companies, the Fund does not utilize an active investment strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.
Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.
Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
U.S. Federal Income Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of shares in the Fund.
Valuation Risk. The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.
Horizons S&P ETF Performance
Global X S&P ETF has been established solely for the purpose of acquiring the assets and assuming the liabilities of Horizons S&P ETF and continuing Horizons S&P ETF’s business after consummation of its Reorganization. Global X S&P ETF has not yet commenced operations and therefore has no performance history, but will assume Horizons S&P ETF’s historical performance after its Reorganization. The bar charts and tables below provide an indication of the risks of investing in Global X S&P ETF after the Reorganization by showing Horizons S&P ETF’s performance for the calendar years ended 2014, 2015, 2016 and 2017 and by showing how Horizons S&P ETF’s average annual returns for certain time periods compare with the average annual returns of the Target Index and of other benchmarks of market performance. Horizons S&P ETF commenced operations on June 24, 2014.
The Horizons S&P ETF was reorganized on July 10, 2017 from the Horizons S&P 500® Covered Call ETF (“the Prior Predecessor Fund”), a series of the Exchange Listed Funds Trust, into a series of Horizons ETF Trust I. The Horizons S&P ETF is a continuation of the Prior Predecessor Fund and, therefore, the performance information includes the performance of the Prior Predecessor Fund, which was then advised by Exchange Traded Concepts, LLC and subadvised by Horizons USA.
Horizons S&P ETF’s past performance (before and after taxes) is not necessarily an indication of how Horizons S&P ETF or Global X S&P ETF will perform in the future.  For current performance information, visit Horizons S&P ETF’s website at http://us.horizonsetfs.com.
Annual Total Returns for Horizons S&P ETF Shares (calendar year-end)

2014	2015	2016	2017
7.48%	0.07%	8.00%	16.48%

Year to date as of September 30, 2018: [___]%
Highest Quarterly Return 5.53% (4Q 2015)
Lowest Quarterly Return (5.56)% (3Q 2015)

Average Annual Total Returns (periods ended December 31)
The after-tax returns presented in the table below are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

	1 Year	Since Inception (6/24/13)
Horizons S&P ETF
Return Before Taxes	16.48%	9.93%
Return After Taxes on Distributions	13.99%	7.88%
Return After Taxes on Distributions and Sale of Fund Shares	9.39%	6.76%
CBOE S&P 500 2% OTM BuyWrite Index*	16.43%	9.61%
S&P 500® Stock Covered Call Index	16.70%	9.67%
S&P 500 Index	21.83%	14.48%
* The Fund has replaced the S&P 500® Stock Covered Call Index as its broad-based securities market index with the CBOE S&P 500 2% OTM BuyWrite Index to reflect the change in the Fund’s Underlying Index and investment objective, which changed on or about December 14, 2017.

ADDITIONAL INFORMATION RELEVANT TO PROPOSALS 1, 2 AND 3
Comparison of Management of the Funds
Investment Adviser to the Target Funds: Horizons ETFs Management (US) LLC (“Horizons”), located at 625 Madison Avenue, 3rd Floor, New York, New York 10022 serves as the investment adviser to the Target Funds. As of September 30, 2018, Horizons provided supervisory and management services for approximately $490 million in assets when combined with its affiliate’s assets under management. Horizons is responsible for the day-to-day management of the Target Funds pursuant to an investment advisory agreement between the Horizons ETF Trust I and Horizons (“Advisory Agreement”). Subject to the general oversight of the Horizons ETF Trust I Board, Horizons provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of the Target Funds, including audit, portfolio accounting, legal, transfer agency, custody, printing costs, certain administrative services (provided pursuant to a separate administration agreement), and certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) under what is essentially an all-in fee structure. The Target Funds may bear other expenses which are not covered under the Advisory Agreement that may vary and will affect the total level of expenses paid by the Target Funds, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, certain custody expenses and extraordinary expenses (such as litigation and indemnification expenses).
Horizons is paid a monthly management fee at an annual rate (stated as a percentage of the average daily net assets) of:

Target Fund	Management Fee
Horizons DAX Germany ETF	0.45%
Horizons NASDAQ ETF	0.60%
Horizons S&P ETF	0.65%

Pursuant to an Expense Limitation Agreement, Horizons has contractually agreed to waive a portion of its management fee and/or reimburse fees or expenses to the extent necessary to assure that the operating expenses of the Horizons DAX Germany ETF, inclusive of offering and organizational expenses, but excluding taxes, brokerage fees, commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.20% of the average daily net assets of the Horizons DAX Germany ETF until July 31, 2019. Pursuant to the Expense Limitation Agreement, Horizons DAX Germany ETF (at a later date) may reimburse Horizons for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the three fiscal years prior to the date of reimbursement, provided that, among other things, reimbursement to be made to Horizons does not cause Total Annual Fund Operating Expenses of the Fund to exceed the expense limitation in place at the time of waiver or those in place at the time of recapture.
A discussion regarding the Horizons ETF Trust I Board’s approval of the Advisory Agreement with respect to the Target Funds is available in the Horizons ETF Trust I’s annual report for the fiscal year ended October 31, 2017, which is incorporated by reference.
Investment Adviser to the Acquiring Funds: Global X Management Company, LLC (“GXMC”) serves as the investment adviser and the administrator for the Acquiring Funds. Subject to the supervision of the Global X Funds’ Board of Trustees, GXMC is responsible for managing the investment activities of the Acquiring Funds and the Acquiring Funds’ business affairs and other administrative matters. GXMC has been a registered investment adviser since 2008. GXMC is a Delaware limited liability company with its principal office located at 600 Lexington Avenue, 20th Floor, New York, New York 10022. As of August 1, 2018, GXMC provided investment advisory services for assets of approximately $10.1 billion. Pursuant to a Supervision and Administration Agreement and subject to the general supervision of the Global X Funds Board of Trustees, GXMC provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Acquiring Funds and also bears the costs of various third-party services required by the Acquiring Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs. The Supervision and Administration Agreement also requires GXMC to provide investment advisory services to the Acquiring Funds pursuant to an Investment Advisory Agreement.
The Acquiring Funds pay GXMC a fee (“Management Fee”) in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. Under the “all-in” fee structure (also called a “unitary fee”), GXMC will be responsible for paying all fund expenses other than the Management Fee and certain excluded expenses. The monthly Management Fee payable to GXMC by the Acquiring Funds is at an annual rate (stated as a percentage of the average daily net assets) of:

Acquiring Fund	Management Fee
Global X DAX Germany ETF	0.45%
Global X NASDAQ ETF	0.60%
Global X S&P ETF	0.65%

Currently, Horizons, the adviser to each Target Fund, pays the expenses of each of the key service providers to the Target Funds, including U.S. Bancorp Fund Services, LLC for administrative services. After the Reorganizations, GXMC will also pay the expenses of each of the key service providers to the Acquiring Funds.
Pursuant to an Expense Limitation Agreement, GXMC has contractually agreed to reimburse or waive fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X DAX Germany ETF, inclusive of offering and organizational expenses, but excluding taxes, brokerage fees, commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.20% of the Global X DAX Germany ETF’s average daily net assets per year until at least February 28, 2020. Pursuant to the Expense Limitation Agreement, Global X DAX Germany ETF (at a later date) may reimburse GXMC for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the three fiscal years prior to the date of reimbursement, provided that, among other things, reimbursement to be made to GXMC does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.20% during the year in which it is paid and the Board of Trustees of Global X Funds has approved such reimbursement to GXMC.
GXMC or its affiliates may pay compensation, out of profits derived from GXMC’s management fee or other resources and not as an additional charge to the Acquiring Funds, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any other fees described in the fee table or elsewhere in the Acquiring Funds’ prospectuses or SAIs. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting GXMC access to the financial institution’s sales force; granting GXMC access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial institution, or other factors as agreed to by GXMC and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of GXMC from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.
A discussion regarding the basis for the Global X Funds Board of Trustees’ approval of the Supervision and Administration Agreement and the related Investment Advisory Agreement for the Acquiring Funds will be available in the Acquiring Funds’ first Semi-Annual Report or Annual Report to shareholders for the period ended April 30 or October 31, respectively.
Portfolio Managers— The following individuals are jointly and primarily responsible for the day-to-day management of each Target Fund’s portfolio: Jonathan Molchan, Chang Kim, CFA, James Ong, CFA, and Nam To
Portfolio Managers— The following individuals are jointly and primarily responsible for the day-to-day management of each Acquiring Fund’s portfolio since its inception: Jonathan Molchan, Chang Kim, CFA, James Ong, CFA and Nam To
The same portfolio managers responsible for the day-to-day management of the Target Funds will be responsible for the day-to-day management of the Acquiring Funds.
Jonathan Molchan: Jonathan Molchan joined GXMC in October 2018. Prior to that, Mr. Molchan was Director, Head of Product Development, and Portfolio Manager at Horizons ETFs Management (US) LLC or related entities since 2013 and President of Horizons ETF Trust I since 2018. Prior to joining Horizons ETFs Management (US) LLC, Mr. Molchan served as a Risk Manager and Trader at Catapult Capital LLC, a Millennium Partners LP company (“Millennium”), where he focused on global Long/Short Equity and Global Macro strategies. Preceding Millennium, Mr. Molchan was an Analyst at SAC Capital Advisors LP, where he focused on global Long/Short Equity and various quantitative strategies.

Chang Kim: Chang Kim, CFA, joined GXMC in September, 2009.  He currently holds the position of Chief Operating Officer with GXMC. Mr. Kim received his Bachelor of Arts from Yale University in 2009.
James Ong: James Ong, CFA, joined GXMC in July 2014. He currently holds the position of Director of Portfolio Management. Previously, Mr. Ong served for two years as an investment banker in the Media & Telecom group at Jefferies. Mr. Ong received his Bachelor in Economics from Harvard University in 2012.
Nam To: Nam To joined GXMC in July 2017 as a Portfolio Management Analyst. Previously, Mr. To was a Global Economics Research Analyst at Bunge Limited from 2014 through 2017 and an Advisory and Investment Analyst at Horizon Capital Group from June 2013 through August 2013. Mr. To received his Bachelor of Arts in Philosophy and Economics from Cornell University in 2014.
The SAI relating to this Proxy Statement/Prospectus provides information about the co-portfolio managers’ compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific fund(s) they manage and the aggregate range of their individual ownership in all investment companies advised by GXMC and overseen by the Global X Funds’ Board of Trustees.
Purchase and Sale of Fund Shares
The purchase and redemption procedures for the Target Funds and Acquiring Funds are the same. Shares of the Funds are, or will be, listed and traded at market prices on the below exchanges (each an “Exchange”):

Fund	Exchange
Horizons DAX Germany ETF	Nasdaq
Global X DAX Germany ETF	Nasdaq
Horizons NASDAQ ETF	Nasdaq
Global X NASDAQ ETF	Nasdaq
Horizons S&P ETF	NYSE Arca, Inc.
Global X S&P ETF	NYSE Arca, Inc.

Shares may only be purchased and sold on the Exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Only “Authorized Participants” (as defined in the Acquiring Funds’ SAI) who have entered into agreements with each Fund’s distributor, may engage in creation or redemption transactions directly with the Fund. The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”). The Funds will issue or redeem Creation Units in return for a basket of cash and/or securities that the Funds specify any day that the national securities exchanges are open for business (“Business Day”).
Tax Information
Fund distributions may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case distributions from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
Horizons and GXMC and their related companies may pay broker-dealers or other financial intermediaries (such as a bank) for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing your broker-dealer, sales persons or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.
Comparison of Investment Restrictions
The Funds are subject to the investment policies enumerated below, which may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund’s outstanding shares.

Target Funds	Acquiring Funds	Impact of differences
May not issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time.	May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	No material differences.
May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time.	May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	No material differences.
May not engage in the business of underwriting securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“Securities Act”), in the disposition of restricted securities or in connection with its investments in other investment companies.

May not act as an underwriter of securities within the meaning of the Securities Act, except as permitted under the Securities Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act, this would permit the Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.
No material differences.
May not purchase or sell real estate, except that a Fund may: (i) invest in securities of issuers that invest in real estate or interests therein; (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; and (iii) hold and sell real estate acquired by a Fund as a result of the ownership of securities.

May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.
No material differences.
May not purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities.

May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

No material differences.
May not make loans, except that a Fund may: (i) lend portfolio securities; (ii) enter into repurchase agreements; (iii) purchase all or a portion of an issue of debt securities, bank loan or participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities; and (iv) participate in an interfund lending program with other registered investment companies.
	May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.	No material differences.

May not purchase any security if, as a result of that purchase, more than 25% of a Fund’s net assets would be invested in securities of issuers having their principal business activities in the same industry or group of industries, except that a Fund may invest more than 25% of the value of its net assets in securities of issuers in any one industry or group of industries if the index whose performance a Fund seeks to replicate concentrates in an industry or group of industries. This limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

May not “concentrate” its investments in a particular industry or group of industries: (I) except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries; and (II) except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; (iii) repurchase agreements (collateralized by the instruments described in clause (ii)) or (iv) securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.
The differences between the policies are not expected to materially impact the operations of the Funds.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Target Fund observes the following restrictions as non-fundamental policies (i.e., those which may be changed by the Horizons ETF Trust I Board without a shareholder vote upon 60 days prior written notice to shareholders). The Target Funds will not:

Target Funds	Acquiring Funds	Impact of differences
Purchase any security on margin, except for such short-term loans as are necessary for clearance of securities transactions. The deposit or payment by a Fund or initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.
Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although a Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
N/A
Although the Acquiring Funds are not subject to the restrictions imposed by the Target Funds’ other non-fundamental policies, to the extent that the Acquiring Funds engage in activities that are prohibited by the Target Funds’ non-fundamental policies, such activities are not expected to materially impact the operations of the Acquiring Funds.

Based in part on management’s recommendation, the Horizons ETF Board recommends that you vote FOR the approval of the Plan to authorize the Reorganization with respect to your Target Fund.

THE REORGANIZATIONS
The Plan
Shareholders of each Target Fund are being asked to approve the Plan, which sets forth the terms and conditions under which each Reorganization will be implemented. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached hereto as Appendix A to this Proxy Statement/Prospectus.
The Plan contemplates: (i) each Acquiring Fund’s acquisition of all of the assets of its corresponding Target Fund in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of all of the corresponding Target Fund’s liabilities, if any, as of the Closing Date; (ii) the distribution on the Closing Date of those shares pro rata to the shareholders of the Target Fund; and (iii) the complete liquidation of the Target Fund.
The value of each Target Fund’s assets to be acquired and the amount of its liabilities to be assumed by its corresponding Acquiring Fund and the NAV of a share of such Target Fund will be determined as of 4:00 p.m., Eastern time on the business day immediately preceding the Closing Date, and will be determined in accordance with the valuation methodologies described in each Target Fund’s currently effective Prospectus and Statement of Additional Information, as supplemented. The Plan provides that GXMC will pay the fees and costs related to the Reorganizations, including the costs and expenses incurred in the preparation and mailing of this Proxy Statement/Prospectus. The Closing Date is expected to be on or about [December 24, 2018] or as soon as reasonably practicable after shareholder approval is obtained.
As soon as practicable after the Closing Date, each Target Fund will distribute pro rata to its shareholders of record the shares of the corresponding Acquiring Fund it receives in the Reorganizations, so that each shareholder of each Target Fund will receive corresponding Acquiring Fund shares equal to the number of and with the same aggregate NAV as the shares of the Target Fund held by such shareholder immediately prior to the Reorganization, and such Target Fund will be liquidated. All issued and outstanding shares of each Target Fund will simultaneously be canceled on the books of Horizons ETF Trust I.
Accordingly, immediately after the Reorganizations, each former shareholder of each Target Fund will own shares of the corresponding Acquiring Fund that will be equal in number and value to that shareholder’s shares of such Target Fund as of the Closing Date.
The implementation of each Reorganization is subject to a number of conditions set forth in the Plan, including approval by shareholders. The Plan also requires receipt of a tax opinion indicating that, for federal income tax purposes, each Reorganization qualifies as a tax-free reorganization. The Plan may be terminated and Reorganization abandoned at any time prior to the Closing Date by the Boards of Trustees of Horizons ETF Trust I and Global X Funds by mutual agreement. Please review the Plan carefully.
Reasons for the Reorganizations
Purpose:  The primary purpose of the Reorganizations is to move the assets of the Target Funds, each a series of Horizons ETF Trust I, to the corresponding Acquiring Funds, which are newly organized series of Global X Funds, and to maintain the continuity of each Target Fund’s investment program.
If the Reorganizations are approved and consummated, you will no longer be a shareholder of a Target Fund, but would become a shareholder of the corresponding Acquiring Fund, which has identical investment objectives and substantially the same investment strategies, policies and risks as the corresponding Target Fund. Each Acquiring Fund was established solely for the purposes of effecting the respective Reorganization and will carry on the business of the corresponding Target Fund and adopt its financial performance and operating history.
Background
On July 2, 2018, GXMC, the investment adviser to the Acquiring Funds, consummated a transaction pursuant to which it became a direct, wholly-owned subsidiary of Horizons ETFs Management (USA) LLC (“Horizons USA”).  Horizons, investment adviser to the Target Funds, is also a wholly-owned subsidiary of Horizons USA. As such, GXMC and Horizons are under common control. Horizons USA desires to consolidate the ETFs that are managed by GXMC and Horizons under the Global X Funds with GXMC serving as adviser. The Reorganizations, if consummated, would provide Target Fund shareholders with the opportunity to continue to invest in a corresponding Acquiring Fund offering the same investment objective, and subject to substantially the same investment strategies, policies, and risks as their Target Fund, but as part of Global X Funds.

GXMC was founded in 2008 and currently serves as investment adviser to [57] ETFs, each a series of Global X Funds. As of August 1, 2018, GXMC provides investment advisory services for approximately $10.1 billion in assets. GXMC’s principal business address is 600 Lexington Avenue, 20th Floor, New York, New York 10022.
Board Consideration of the Reorganizations
[At a meeting held on September 28, 2018, the Horizons ETF Board approved the proposed Reorganizations. In connection with this meeting, representatives of Horizons informed the Horizons ETF Board that the primary purpose of the Reorganizations is to move the investment portfolio and shareholders presently associated with the Target Funds to the corresponding Acquiring Funds, each of which would be a new series of Global X Funds. Horizons explained that each Reorganization is being proposed in light of Horizons USA’s recent acquisition of GXMC. Prior to being acquired by Horizons USA, GXMC had served as the investment adviser to the various existing series of Global X Funds. GXMC now serves as investment adviser to those series and, if the Reorganizations are approved by shareholders, GXMC would become the investment adviser to the corresponding Acquiring Funds as series of Global X Funds. Horizons provided, and the Horizons ETF Board reviewed, detailed information about the proposed Reorganizations including, among other things: (i) the specific terms of the Reorganizations, including information regarding comparative expense ratios; (ii) the proposed plans for ongoing management, distribution and operation of the Target Funds and the Acquiring Funds; and (iii) the impact of the applicable Reorganization on each Target Fund and its shareholders.
Before approving the Plan, the Horizons ETF Board examined all factors that it considered relevant in its evaluation of the Reorganizations, including the following:

•
The Terms and Conditions of the Reorganizations. The Horizons ETF Board considered the terms of the Plan, and, in particular, that the transfer of the assets of each Target Fund will be in exchange for shares of the corresponding Acquiring Fund and the Acquiring Fund's assumption of all liabilities of the Target Fund. The Horizons ETF Board also took note of the fact that no commission or other transactional fees would be imposed in connection with the Reorganizations.

•
Shareholder Approval. The Horizons ETF Board noted that each Reorganization would be submitted to each Target Fund's shareholders for approval and that the Reorganization would not be consummated unless such approval is obtained.

•
Continuity of Shareholders’ Investments in the Target Funds. The Reorganizations, if approved by the shareholders of the applicable Target Fund, will allow those shareholders to maintain their investment in an ETF with an identical investment objective and substantially similar investment strategies, limitations and risks, as well as the same expense ratio (after applicable waivers are taken into account).

•
Identical Investment Objective and Substantially Similar Investment Strategies, Limitations and Risks. The Horizons ETF Board considered that the investment objective of each Acquiring Fund is identical to that of the corresponding Target Fund. The Horizons ETF Board noted that the investment strategies, investment limitations and risks of the Acquiring Funds are substantially the same to those of the Target Funds. The Horizons ETF Board also noted that each Target Fund and its corresponding Acquiring Fund employ a passive investment strategy with respect to the same Underlying Index.

•
Same Management Fee and Total Expense Ratios. The Horizons ETF Board reviewed information regarding the unitary fee arrangement including the management fees and total expense ratios of each Target Fund and the corresponding Acquiring Fund, which indicated that those management fees and total expense ratios are expected to be the same. Additionally, with respect to the expense limitation agreement currently in place, the fee waiver limiting the total annual fund fees and expenses of the Global X DAX Germany ETF to 0.20% of the average daily net assets of the fund is effective until February 28, 2020, while the fee waiver with respect to the Horizons DAX Germany ETF expires on the earlier date of July 31, 2019.

•
Management of the Acquiring Funds. The Horizons ETF Board considered that the current portfolio managers of the Target Funds will continue to manage the Acquiring Funds on a day-to-day basis. The Horizons ETF Board noted that on October 1, 2018, Chang Kim, James Ong and Nam To were added as portfolio managers to the Target Funds, and are the current portfolio managers for the Global X Funds. The Horizons ETF Board also noted that Horizons has managed each Target Fund's portfolio on a day-to-day basis since the Fund's inception (in the case of Horizons S&P 500(R) Covered Call ETF, Horizons managed the Fund’s portfolio in a subadvisory capacity prior to the Fund’s reorganization as a series of Horizons ETF Trust I on July 10, 2017). Consequently, the Horizons ETF Board was familiar with Horizon’s investment processes, procedures and personnel. The Horizons ETF Board took into account that Horizons and its affiliates are experienced providers of investment advisory services with approximately $[    ] billion in assets under management as of June 30, 2018.

•
Potential for Asset Growth. The Horizons ETF Board noted that the Reorganizations would provide the Target Funds with the potential for accelerated asset growth as the Reorganizations may provide an opportunity for the Acquiring Funds to become investment options on additional ETF platforms.

•
Operational and Administrative Efficiencies. The Horizons ETF Board noted that the Reorganizations may provide the Target Funds with certain operational and administrative efficiencies and economies of scale by having a single group of trustees and officers overseeing the Acquiring Funds and other Global X Funds in a single trust.

•
Fees and Expenses Relating to Reorganizations. The Horizons ETF Board considered that the Target Funds’ shareholders will not incur any fees and expenses in connection with the Reorganizations. The Horizons ETF Board considered that there will be no commission or other transactional fees imposed in connection with the Reorganizations, and GXMC will bear all fees and expenses relating to the Reorganizations, including expenses related to the Special Meeting and solicitation of proxies, preparing and filing the registration statement that includes this Proxy Statement, and the cost of copying, printing and mailing proxy materials.

•
Tax Consequences. The Horizons ETF Board considered that the Reorganizations are expected to be free from adverse federal income tax consequences to the Funds and that shareholders of each Target Fund are not expected to recognize any gain or loss upon receipt of shares of the corresponding Acquiring Fund in connection with the Reorganizations. In addition, the Horizons ETF Board noted that as of [DATE], Horizons DAX Germany ETF had available capital loss carryforwards of $[_____], Horizons NASDAQ 100® Covered Call ETF had available capital loss carryforwards of $[______], and Horizons S&P 500® Covered Call ETF had available capital loss carryforwards of $[_____]. The final amount of each Target Fund’s total available capital losses that may be used by its corresponding Acquiring Fund (i.e., its available capital loss carryforwards for completed taxable years through [DATE], plus capital losses (or less capital gains) realized during its current taxable year through the Closing Date) is subject to change and will not be fixed until the latter date.

Based on the foregoing considerations, the Horizons ETF Board determined that each Reorganization is in the best interests of the applicable Target Fund's shareholders and that the interests of shareholders of the Target Fund will not be diluted as a result of the applicable Reorganization. The Horizons ETF Board's determination was made on the basis of the business judgment of each Trustee after consideration of all of the factors taken as a whole. On the basis of the information provided to the Horizons ETF Board and its evaluation of that information, the Horizons ETF Board recommend that the shareholders of each Target Fund vote "For" the proposal to approve the applicable Reorganization.]
Federal Income Tax Consequences
The following is a general summary of the material federal income tax consequences of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing regulations of the U.S. Department of the Treasury (“Income Tax Regulations”), current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.
Each Fund has qualified since its inception, or if newly organized, intends to qualify for treatment, as a “regulated investment company” under Subchapter M of the Code.
Each Reorganization is intended to qualify as a tax-free “reorganization” for federal income tax purposes under section 368(a)(1) of the Code. As a condition to each Reorganization, Horizons ETF Trust I and Global X Funds will receive a legal opinion from Stradley Ronon Stevens & Young, LLP substantially to the effect that (1) subject to customary assumptions, (2) conditioned on certain representations and warranties being true and complete at the Closing Date and consummation of the Reorganization in accordance with the Plan (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that Stradley Ronon Stevens & Young, LLP has not approved), and (3) on the basis of the existing provisions of the Code, the Income Tax Regulations promulgated thereunder, and current administrative and judicial interpretations thereof, for federal income tax purposes (with respect to that Reorganization, the Funds participating therein, and the participating Target Fund’s shareholders):

1.
The  acquisition by the Acquiring Fund of all of the assets of its corresponding Target Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of its corresponding Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of section 368(a)(1)(F) of the

Code, and the Target Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of section 368(b) of the Code;

2.
No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and assumption of its liabilities by, its corresponding Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to sections 361(a) and 357(a) of the Code;

3.
No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of its corresponding Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of tis corresponding Target Fund pursuant to section 1032(a) of the Code;

4.
No gain or loss will be recognized by the Target Fund upon the distribution of its corresponding Acquiring Fund’s shares to its shareholders in complete liquidation of the Target Fund pursuant to section 361(c)(1) of the Code;

5.
The tax basis of the assets of the Target Fund received by the corresponding Acquiring Fund will be the same as the tax basis of the assets to the Target Fund immediately prior to the exchange pursuant to section 362(b) of the Code;

6.
The holding periods of the assets of the Target Fund received by its corresponding Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to section 1223(2) of the Code;

7.
No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for its corresponding Acquiring Fund’s shares (including fractional shares to which they may be entitled), pursuant to section 354(a) of the Code;

8.
The aggregate tax basis of the Acquiring Fund shares received by shareholders of a Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor pursuant to section 358(a)(1) of the Code;

9.
The holding period of the Acquiring Fund shares received by a shareholder of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held such Target Fund as a capital asset on the date of the Reorganization pursuant to section 1223(1) of the Code; and

10.
For purposes of section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in section 1.381(b)-1(b) of the Income Tax Regulations, the items of the Target Fund described in section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code, if applicable, and the Income Tax Regulations promulgated thereunder.

Notwithstanding the foregoing, that opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Target Fund shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.
Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganizations are consummated but the IRS or the courts were to determine that any Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund in that Reorganization would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of such Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the Acquiring Fund shares it received.
Target Fund Dividend Distribution. Prior to the closing of the Reorganization, a Target Fund may distribute to its shareholders, in one or more taxable distributions, all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated for taxable years ending on or prior to the date of closing of the Reorganization.
General Limitations on Capital Losses. The tax attributes, including capital loss carryovers, if any, as of the date of closing of the Reorganization, of the Target Fund move to the Acquiring Fund in the Reorganization and are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. If, as is anticipated, at the Closing Date, the Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the Target Fund as a result of the Reorganization. Thus, the Reorganization is not expected to result in any limitation on the use by an Acquiring Fund of the Target Fund’s capital loss carryovers, if any. However, the capital losses of the Acquiring Fund, as the successor in interest to the Target Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions to which the Acquiring Fund might engage post-Reorganization.
As of [DATE], Horizons DAX Germany ETF had available capital loss carryforwards of $[_____], Horizons NASDAQ 100® Covered Call ETF had available capital loss carryforwards of $[______], and Horizons S&P 500® Covered Call ETF had available capital loss carryforwards of $[_____].  The final amount of each Target Fund’s total available capital losses that may be used by its corresponding Acquiring Fund (i.e., its available capital loss carryforwards for completed taxable years through [DATE], plus capital losses (or less capital gains) realized during its current taxable year through the Closing Date) is subject to change and will not be fixed until the latter date.
Shareholders of the Target Funds should consult their tax advisers regarding the tax consequences to them, if any, of the Reorganizations in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, shareholders of the Target Funds should also consult tax advisers as to state and local tax consequences, if any, to them of the Reorganizations.
Securities to Be Issued and Shareholder Rights
Horizons ETF Trust I, of which each Target Fund is a series, and Global X Funds, of which each Acquiring Fund is a series (created solely for the purpose of effecting the Reorganizations), are each an open-end, registered management investment company. The Target Funds and Acquiring Funds each offer a single class of shares of beneficial interest. Shares of the Target Funds have characteristics substantially the same as shares of the Acquiring Funds.
Capitalization
[To be updated] The following table shows, on an unaudited basis, the capitalization as of August 31, 2018 for the Target Funds.  The Acquiring Funds are newly formed series of Global X Funds that will commence operations upon consummation of the Reorganizations. Therefore, the Acquiring Funds had no assets or shares outstanding as of August 31, 2018, and no estimated capitalization is available. The table also sets forth the pro forma combined Funds as if the Reorganizations had occurred on that date.  If the Reorganizations are consummated, the net assets, NAV per share and shares outstanding on the Closing Date will vary from the information below due to changes in the market value of the portfolio securities of the Target Funds between August 31, 2018  and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Target Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Target Funds during the same period.
Each Target Fund shall be the accounting and performance survivor in its respective Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Target Fund.

	Horizons DAX Germany ETF	Global X DAX Germany ETF	Adjustments (1)	Global X DAX Germany ETF (pro forma)
Net Assets	18,713,648.30	0	-	18,713,648.30
Net Asset Value Per Share	28.79	0	-	28.79
Shares Outstanding	650,000.00	0	-	650,000.00

	Horizons NASDAQ 100® Covered Call ETF	Global X NASDAQ 100® Covered Call ETF	Adjustments(1)	Global X NASDAQ 100® Covered Call ETF (pro forma)
Net Assets	342,547,846.06	0	-	342,547,846.06
Net Asset Value Per Share	25.10	0	-	25.10
Shares Outstanding	13,650,000.00	0	-	13,650,000.00

	Horizons S&P 500® Covered Call ETF	Global X S&P 500® Covered Call ETF	Adjustments(1)	Global X S&P 500® Covered Call ETF (pro forma)
Net Assets	78,527,287.05	0	-	78,527,287.05
Net Asset Value Per Share	52.35	0	-	52.35
Shares Outstanding	1,500,000.00	0	-	1,500,000.00

(1) “Adjustments” reflect the expenses in connection with the Reorganizations and the issuance of shares of the Acquiring Funds to shareholders of the Target Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS
Additional Information about the Funds’ Investment Strategies and General Portfolio Policies
The Acquiring Funds’ Prospectuses contain information about investing in the Acquiring Funds. Please read those Prospectuses carefully before you make any investment decisions. Shares of the Acquiring Funds are listed for trading on a national securities exchange. The market price for a share of an Acquiring Fund may be different from its most recent NAV. ETFs are funds that trade like other publicly-traded securities. The Acquiring Funds are each designed to track an index. Similar to shares of an index mutual fund, each share of an Acquiring Fund represents an ownership interest in an underlying portfolio of securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Acquiring Funds may be purchased or redeemed directly from the Acquiring Funds at NAV solely by Authorized Participants and only in Creation Unit increments. Also unlike shares of a mutual fund, shares of the Acquiring Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. Each Acquiring Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Acquiring Funds should not constitute a complete investment program. An index is a financial calculation, based on a grouping of financial instruments, and is not an investment product, while the Acquiring Funds are actual investment portfolios. The performance of each Acquiring Fund and its respective Underlying Index may vary for a number of reasons, including transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Acquiring Fund’s portfolio and the Underlying Index resulting from the Acquiring Fund’s legal restrictions (such as diversification requirements) that apply to the Acquiring Fund but not to the Underlying Index.
Each Acquiring Fund invests at least 80% of its total assets in the securities of its Underlying Index. This 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed. GXMC anticipates that, generally, an Acquiring Fund will hold all of the securities that comprise its Underlying Index in proportion to their weightings in such Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, an Acquiring Fund may purchase a sample of securities in its Underlying Index. There also may be instances in which GXMC may choose to underweight or overweight a security in an Acquiring Fund’s Underlying Index, purchase securities not in the Underlying Index that GXMC believes are appropriate to substitute for certain securities in such Underlying Index or utilize various combinations of other available investment techniques in seeking to replicate, as closely as possible, before fees and expenses, the price and yield performance of the Acquiring Fund’s Underlying Index. An Acquiring Fund may sell securities that are represented in its Underlying Index in anticipation of their removal from such Underlying Index or purchase securities not represented in its Underlying Index in anticipation of their addition to such Underlying Index. Each Acquiring Fund’s investment objective and its Underlying Index may be changed without shareholder approval.
An investment in the Acquiring Funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, GXMC or any of its affiliates.
For more information about the Target Funds’ investment strategies, see the Target Funds’ prospectuses, which is incorporated by reference, and available without charge.  For more information regarding the Acquiring Funds’ investment strategies, see the SAI relating to this Proxy Statement/Prospectus.
Additional Risks of the Funds
The information set forth above describes the principal investment risks that each Fund may experience based on its principal investment strategies.
For additional information about the Acquiring Funds’ investment risks, see the Acquiring Funds’ prospectuses, which are incorporated by reference, and available without charge, and Appendix B – “More Information About the Acquiring Funds”.
For more information about the Target Funds’ investment risk, see the Target Funds’ prospectuses, which are incorporated by reference, and available without charge.
Pricing of Fund Shares
The Acquiring Funds calculate their NAV as of the regularly scheduled close of business of the Exchange (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for business, based on prices at the time of closing, provided that any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). The NAV of an Acquiring Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares, generally rounded to the nearest cent. The price of an Acquiring Fund share is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
In calculating an Acquiring Fund’s NAV, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost, provided the amortized cost is approximately the value on current sale of the security. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. An Acquiring Fund may use various pricing services or discontinue the use of any pricing service.
In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Acquiring Funds’ Board of Trustees. A price obtained from a pricing service based on such pricing service’s valuation matrix may be used to fair value a security. The frequency with which an Acquiring Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.
Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which an Acquiring Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.
Valuing an Acquiring Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate an Acquiring Fund’s NAV and the prices used by the Fund’s Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.
Because foreign markets may be open on different days than the days during which a shareholder may purchase shares, the value of an Acquiring Fund’s investments may change on days when shareholders are not able to purchase shares. Additionally, due to varying holiday schedules, redemption requests made on certain dates may result in a settlement period exceeding seven calendar days. A list of the holiday schedules of the foreign exchanges of an Acquiring Fund’s Underlying Index, as well as the dates on which a settlement period would exceed seven calendar days in 2018 and 2019, is contained in the Acquiring Fund’s SAI.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by GXMC. Any use of a different rate from the rates used by each Index Provider may adversely affect an Acquiring Fund’s ability to track its Underlying Index.
The right of redemption may be suspended or the date of payment postponed with respect to an Acquiring Fund (1) for any period during which the [ ] or listing exchange is closed (other than customary weekend and holiday closings), (2) for any period during which trading on the [ ] or listing exchange is suspended or restricted, (3) for any period during which an emergency exists as a result of which disposal of the Acquiring Fund’s portfolio securities or determination of its NAV is not reasonably practicable, or (4) in such other circumstances as the SEC permits.
For a description of each Target Fund’s pricing of fund shares, refer to the Target Funds’ Prospectus, which is incorporated by reference, and available upon request without charge. For more information regarding the Acquiring Funds’ pricing of fund shares, see the SAI relating to this Proxy Statement/Prospectus.
Purchase and Sale of Fund Shares
Shares of the Acquiring Funds trade on the national securities exchange and in the secondary market during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly-traded securities. There is no minimum investment for purchases made on the national securities exchanges. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for shares (the “bid” price) and the price at which they are willing to sell shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread with respect to shares varies over time based on the Acquiring Fund’s trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling shares, frequent trading may reduce investment return.
Shares of the Acquiring Funds may be acquired or redeemed directly from the Funds only by Authorized Participants (as defined in the Acquiring Funds’ SAI) and only in Creation Units or multiples thereof, as discussed in the “Creations and Redemptions” section in the Acquiring Funds’ SAI. Under normal circumstances, the Acquiring Funds will pay out redemption proceeds to a redeeming Authorized Participant within two days after the Authorized Participant’s redemption request is received, in accordance with the process set forth in the Acquiring Funds’ SAI and in the agreement between the Authorized Participant and the Acquiring Funds’ distributor. However, each Acquiring Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an Authorized Participant, all as permitted by the 1940 Act. The Acquiring Funds anticipate regularly meeting redemption requests primarily through cash redemptions. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents.
Shares generally trade in the secondary market in amounts less than a Creation Unit. [Shares of the Acquiring Funds will trade under the trading symbol listed for each Acquiring Fund’s corresponding Target Fund, listed above.]
The Acquiring Funds are listed on a national securities exchange, which is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Book Entry. Shares of each Acquiring Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any rights as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.
For a description of each Target Fund’s policies with respect to purchases and sales, refer to the Target Funds’ Prospectus, which is incorporated by reference, and available upon request without charge. For more information regarding the Acquiring Funds’ policies with respect to purchase and sales, see the SAI relating to this Proxy Statement/Prospectus.
Premiums and Discounts.
Information regarding how often the shares of each Acquiring Fund traded on the national securities exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Acquiring Fund during the past four calendar quarters will be available at www.globalxfunds.com.
For a description of each Target Fund’s policies with respect to premiums and discounts, refer to the Target Fund’s Prospectus, which is incorporated by reference, and available upon request without charge. For more information regarding the Acquiring Funds’ policies with respect to premiums and discounts, see the SAI relating to this Proxy Statement/Prospectus.
Dividends and Distributions
Dividends from net investment income, including any net foreign currency gains, generally are declared and paid annually with respect to the Global X DAX Germany ETF and monthly with respect to the Global X NASDAQ ETF and Global X S&P ETF, and any net realized security gains are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Code, dividends may be declared and paid more frequently than annually for an Acquiring Fund.
Dividends and other distributions on shares are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from an Acquiring Fund. Dividends and security gain distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares.

No dividend reinvestment service is provided by Global X Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of an Acquiring Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares purchased in the secondary market.
For a description of each Target Fund’s policies with respect to dividends and distributions, refer to the Target Funds’ Prospectus, which is incorporated by reference, and available upon request without charge.  For more information regarding the Acquiring Funds’ policies with respect to dividends and distributions, see the SAI relating to this Proxy Statement/Prospectus.
Frequent Purchases and Redemptions
Unlike frequent trading of shares of a traditional open-end mutual fund (i.e., not exchange-traded shares), frequent trading of shares on the secondary market does not disrupt portfolio management, increase an Acquiring Fund’s trading costs, lead to realization of capital gains, or otherwise harm Fund shareholders because these trades do not involve the Fund directly. A few institutional investors are authorized to purchase and redeem each Acquiring Fund’s shares directly with the Fund. When these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects (noted above) that may result from frequent cash trades. Moreover, the Acquiring Funds impose transaction fees on in-kind purchases and redemptions of the Acquiring Funds intended to cover the custodial and other costs incurred by the Funds in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that an Acquiring Fund’s trading costs increase in those circumstances, although transaction fees are subject to certain limits and therefore may not cover all related costs incurred by the Acquiring Fund. For these reasons, the Global X Funds Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Acquiring Funds.
For a description of each Target Fund’s policies with respect to frequent trading, refer to the Target Funds’ Prospectus, which is incorporated by reference, and available upon request without charge.  For more information regarding the Acquiring Funds’ policies with respect to frequent purchases and redemptions, see the SAI relating to this Proxy Statement/Prospectus.
Tax Consequences
The following is a summary of certain tax considerations that may be relevant to an investor in the Acquiring Funds. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
Distributions. Each Acquiring Fund receives income and gains on its investments. The income, less expenses incurred in the operation of an Acquiring Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Each Acquiring Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) for federal tax purposes and to distribute to shareholders substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on the Acquiring Fund’s distributions to you. For federal income tax purposes, Acquiring Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gains (the excess of net long-term capital gains over net short-term capital losses) of an Acquiring Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares or whether you take distributions in cash or additional shares. The maximum long-term capital gain rate applicable to individuals is 20%.
Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates as long as certain requirements are met. In general, if 95% or more of the gross income of an Acquiring Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions received by individual shareholders of an Acquiring Fund will be treated as qualifying dividends. But if less than 95% of the gross income of an Acquiring Fund (other than net capital gain) consists of qualifying dividends, then distributions received by individual shareholders of an Acquiring Fund will be qualifying dividends only to the extent they are derived from qualifying dividends earned by such Fund. For the lower rates to apply, you must have owned your shares for at least 61 days during the 121-day period beginning on the date that is 60 days before such Fund’s ex-dividend date (and such Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of an Acquiring Fund’s distributions that qualify for this favorable treatment may be reduced as a result of such Acquiring Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations. In addition, whether distributions received from foreign corporations are qualifying dividends will depend on several factors including the country of residence of the corporation making the distribution. Accordingly, distributions from many of an Acquiring Fund’s holdings may not be qualifying dividends.
A portion of distributions paid to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of such Acquiring Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. All dividends (including the deducted portion) must be included in a corporation’s alternative minimum taxable income calculations.
Distributions from an Acquiring Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.
You should note that if you buy shares of an Acquiring Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”
You will be informed of the amount of your ordinary income dividends, qualifying dividend income, and capital gain distributions at the time they are paid, and you will be advised of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held shares for a full year, an Acquiring Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in such Acquiring Fund.
An Acquiring Fund’s investments in partnerships, including in partnerships defined as Qualified Publicly Traded Partnerships for tax purposes, may result in such Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
Excise Tax Distribution Requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a RIC’s “required distribution” for the calendar year ending within the RIC’s taxable year over the “distributed amount” for such calendar year. The term “required distribution” means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98.2% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (or December 31, if the Fund so elects), and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the RIC for prior periods. The term “distributed amount” generally means the sum of (a) amounts actually distributed by the Fund from its current year’s ordinary income and capital gain net income and (b) any amount on which an Acquiring Fund pays income tax for the taxable year ending in the calendar year. Although an Acquiring Fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the Fund may determine that it is in the interest of shareholders to distribute a lesser amount. An Acquiring Fund intends to declare and pay these amounts in December (or in January, which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that their distributions will be sufficient to eliminate all such taxes.
Foreign Currencies. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time an Acquiring Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency, and the time such Fund actually collects such receivables or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward foreign currency contract which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of an Acquiring Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of such Acquiring Fund’s net capital gain.
Foreign Taxes. An Acquiring Fund will be subject to foreign withholding taxes with respect to certain dividends or interest received from sources in foreign countries. If at the close of the taxable year more than 50% in value of an Acquiring Fund’s assets consists of stock in foreign corporations, such Acquiring Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (subject to certain limitations) (1) to credit that proportionate amount of taxes against your U.S. Federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If an Acquiring Fund is not eligible or chooses not to make this election, it will be entitled to deduct such taxes in computing the amounts it is required to distribute.
Sales and Exchanges. The sale of shares is a taxable event on which a gain or loss is recognized. The amount of gain or loss is based on the difference between your tax basis in shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your shares for over one year at the time you sell or exchange them. Gains and losses on shares held for one year or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be re-characterized as a long-term capital loss to the extent of any long-term capital gain distributions that you have received on the shares. A loss realized on a sale or exchange of shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Acquiring Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of an Acquiring Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash received by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash received by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan are not currently taxable but may be when funds are withdrawn from the tax qualified plan unless the shares were purchased with borrowed funds.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from an Acquiring Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Backup Withholding. An Acquiring Fund will be required in certain cases to withhold and remit to the U.S. Treasury the applicable backup withholding rate of the dividends and gross sales proceeds paid to any shareholder (i) who has either provided an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the IRS, or (iii) who has failed to certify to the Acquiring Fund, when required to do so, that he or she is not subject to backup withholding or is an “exempt recipient.”
Cost Basis Reporting. Federal law requires that shareholders’ cost basis, gain/loss, and holding period be reported to the IRS and to shareholders on the Consolidated Form 1099s when “covered” securities are sold. Covered securities are any RIC and/or dividend reinvestment plan shares acquired on or after January 1, 2012.
For those securities defined as “covered” under current IRS cost basis tax reporting regulations, accurate cost basis and tax lot information must be maintained for tax reporting purposes. This information is not required for shares that are not “covered.” An Acquiring Fund and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.
State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of shares. You should consult your tax advisor regarding the tax status of distributions in your state and locality.
U.S. Tax Treatment of Foreign Shareholders. A non-U.S. shareholder generally will not be subject to U.S. withholding tax on gain from the redemption of shares or on capital gain dividends (i.e., dividends attributable to long-term capital gains of the Fund) unless, in the case of a shareholder who is a non-resident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by an Acquiring Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by an Acquiring Fund from net long-term capital gains, if any, interest-related dividends paid by an Acquiring Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends if such amounts are reported by the Fund. Non-U.S. shareholders are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Non-U.S. shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of investing in an Acquiring Fund.
Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on payments or distributions made by an Acquiring Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. Information about a shareholder in an Acquiring Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of an Acquiring Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.
Consult Your Tax Professional. Your investment in an Acquiring Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in an Acquiring Fund. More tax information relating to an Acquiring Fund is also provided in the Statement of Additional Information. This short summary is not intended as a substitute for careful tax planning.
For a description of each Target Fund’s tax considerations, refer to the Target Fund’s Prospectus, which is incorporated by reference, and available upon request without charge.
Distribution Arrangements
SEI Investments Distribution Co. (“Distributor”) distributes Creation Units for the Acquiring Funds on an agency basis. The Distributor does not maintain a secondary market in shares. The Distributor has no role in determining the policies of the Acquiring Funds or the securities that are purchased or sold by the Acquiring Funds. The Distributor’s principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor is not affiliated with GXMC.
For a description of each Target Fund’s policies with respect to distribution arrangements, refer to the Target Funds’ Prospectus, which is incorporated by reference, and available upon request without charge.
Distribution and Service Plan
The Board of Trustees of Global X Funds has adopted a Distribution and Services Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Acquiring Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.
No Rule 12b-1 fees are currently paid by the Acquiring Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of each Acquiring Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Acquiring Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to shares will be reduced by the amount of distribution fees and service fees and other expenses of the Acquiring Funds.
For a description of each Target Fund’s policies with respect to its distribution and service plan, refer to the Target Funds’ Prospectus, which is incorporated by reference, and available upon request without charge.
Trustees and Officers
The Horizons ETF Trust I Board is comprised of three trustees who are not “interested persons,” as defined in the 1940 Act (“Independent Trustees”):  Mark W Buckley-Jones, John L. Jacobs, and Robinson C. Jacobs. The Global X Funds Board of Trustees is comprised of one interested trustee, Luis Berruga, and three Independent Trustees: Charles A. Baker, Sanjay Ram Bharwani, and Clifford J. Weber. The officers of each of Horizons ETF Trust I and Global X Funds are disclosed in the respective SAI of the Horizons ETF Trust I and Global X Funds, which have been filed with the SEC, and are incorporated by reference in the SAI relating to this Proxy Statement/Prospectus.
Service Providers

Although the Acquiring Funds’ service providers differ from those of the Target Funds, such service providers are expected to provide services of at least the same scope and quality as those provided to the Target Funds by their current service providers.

	Target Funds	Acquiring Funds
Adviser	Horizons ETFs Management (US) LLC	Global X Management Company, LLC
Custodian	U.S. Bank, N.A.	Brown Brothers Harriman & Co
Distributor	Foreside Fund Services, LLC	SEI Investments Distribution Co.
Administrator	U.S. Bancorp Fund Services, LLC	Global X Management Company, LLC
Sub-Administrator	N/A	SEI Investments Funds Services
Fund Accounting Agent	U.S. Bancorp Fund Services, LLC	SEI Investments Funds Services
Transfer Agent	U.S. Bancorp Fund Services, LLC	Brown Brothers Harriman & Co
Auditor	BBD, LLP	PricewaterhouseCoopers LLP
Legal Counsel	Thompson Hine LLP	Stradley Ronon Stevens & Young, LLP

Charter Documents
Horizons ETF Trust I and Global X Funds (referred to in this section each as a “Trust” and collectively as the “Trusts”) are each an open-end, registered management investment company organized as a Delaware statutory trust. Horizons ETF Trust I, of which each Target Fund is a series, is governed by its Agreement and Declaration of Trust and By-Laws, dated May 17, 2012, as amended (collectively, the “Horizons Charter Documents”). Global X Funds, of which each Acquiring Fund is a series (created solely for the purpose of effecting the Reorganizations), is governed by its Declaration of Trust and By-Laws, dated September 8, 2008, as amended (collectively the “Global X Charter Documents”). The operations of each Trust are subject to state and federal law, including the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. The following includes a summary of some of the differences between the Horizons Charter Documents and Global X Charter Documents.
Shareholder Meeting and Voting Rights:
Neither Trust is required to hold annual meetings of shareholders and neither Trust currently intends to hold regular shareholder meetings. A meeting of shareholders must be called when requested in writing by shareholders holding not less than one-third of the outstanding shares, while the Acquiring Funds require a shareholder hold not less than a majority of the outstanding shares, entitled to vote on the matters specified in such written request, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the applicable Trust the reasonably estimated cost of preparing and mailing the notice thereof. Additionally, for each Trust, thirty-three and one-third percent (33 1/3%) of the outstanding shares entitled to vote and present in person or by proxy at the meeting constitute a quorum at any meeting of the shareholders, except that where pursuant to any provision of law, the Trust’s Declaration of Trust or By-Laws a vote shall be taken by individual series, then holders of thirty-three and one-third (33 1/3%) of the outstanding shares of that series entitled to vote and present in person or by proxy shall be necessary to constitute a quorum.
Shareholders of an Acquiring Fund are entitled to not less than 10 days and not more than 90 days, while shareholders of a Target Fund are entitled to not less than seven days and not more than 120 days, notice before the date of any shareholder meeting. For purposes of determining the shareholders entitled to vote or act at any shareholder meeting, an Acquiring Fund’s Trustees may set a record date which shall be not more than 90 days nor less than 10 days, while a Target Fund’s Trustees may set a record date not more than 120 days, before the date set for any meeting of shareholders.
Liability and Indemnification of Trustees:  No person who is or has been a Trustee, officer or employee of the Horizons ETF Trust I shall be liable to the Trust or to any shareholder for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of the individual’s office, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Similarly, no Trustee of the Global X Funds shall be personally liable to the Trust or any shareholder for any act, omission or conduct whatsoever in his capacity as Trustee, except for his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Global X Funds, however, are silent as to this point with respect to officers and employees.
Both Trusts generally indemnify every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) to the fullest extent permitted by law if he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust. The Horizons ETF Trust I extends the definition of Covered Persons to employees of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise. The Global X Funds may indemnify agents of the Trust and persons who serve at the request of the Trust in other positions. Neither Trust provides indemnification to a Covered Person against any liability to the Trust or any shareholder to which he or she otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Derivative Actions: Both Trusts have adopted additional standards and restrictions to protect the interests of the Trust and its shareholders by establishing a process that will permit legitimate inquiries and claims to be made and considered while avoiding the time, expense, distraction and other harm that can be caused to the Trust and its shareholders as a result of spurious shareholder demands and derivative actions.
The foregoing is only a summary of certain characteristics of the operations of each Trust’s Charter Documents and is not a complete description of those documents or of Delaware law. Shareholders should refer to the provisions of each Trust’s Charter Documents and to Delaware law directly for more complete information.

ADDITIONAL INFORMATION
Quorum and Voting
Shareholders of each Target Fund will vote separately at the Special Meeting on the Reorganization applicable to the Target Fund in which they hold shares. Shareholders of each Target Fund are entitled to one vote for each share of such Target Fund, and fractional shares are entitled to proportionate fractional votes. If you are not the owner of record, but your shares are instead held for your benefit by a financial intermediary, such as a retirement plan service provider, broker-dealer, bank trust department, insurance company, or other financial intermediary, that financial intermediary may request that you instruct it how to vote the shares you beneficially own. Your financial intermediary will provide you with additional information.
One-third of the outstanding shares of each Target Fund entitled to vote at the Special Meeting shall be a quorum for the transaction of business for that Target Fund at the Special Meeting. In the event that the necessary quorum to transact business or the vote required to approve the Reorganizations is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require a majority vote of the shares of a Target Fund, voted in person or by proxy at the Special Meeting. Abstentions and broker non-votes will be counted toward establishing quorum.
Approval of a Reorganization will require the affirmative vote of a “majority of the outstanding voting securities” of the Target Fund within the meaning of the 1940 Act. This means the lesser of (1) 67% or more of the shares present at the Special Meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.
Share Ownership
The following table shows, as of the Record Date, the number of outstanding shares and net assets of each Target Fund:

Target Fund	Total Number of Shares Outstanding	Net Assets
Horizons DAX Germany ETF	[___]	[___]
Horizons NASDAQ ETF	[___]	[___]
Horizons S&P ETF	[___]	[___]

As of [DATE], the officers and Trustees of Horizons ETF Trust I, as a group, did not own shares of the Target Funds. As of [DATE], the percentage ownership of any person or entity owning 5% or more of the outstanding shares of a Target Fund is listed below. In addition, the percentage ownership of any person or entity owning 25% or more of the outstanding shares of a Target Fund is listed below. Any person who owns, directly or through one or more controlled companies, more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a person is identified as the beneficial owner of more than 25% of a Target Fund, or is identified as the record owner of more than 25% of a Target Fund and has voting and/or investment powers, that person may be presumed to control such Target Fund. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Target Fund shareholders.
Although Horizons ETF Trust I does not have information concerning the Target Funds’ beneficial ownership of shares nominally held by the Depositary Trust Company (“DTC”), as of [date], the name, address and percentage ownership of each DTC Participant that owned of record 5% or more or 25% or more of the outstanding shares of each Target Fund were as follows:
Horizons DAX ETF

Company Name	% of Ownership	Address

Horizons NASDAQ ETF

Company Name	% of Ownership	Address

Horizons S&P ETF

Company Name	% of Ownership	Address

Solicitation of Proxies
GXMC will pay the fees and expenses related to the Reorganizations, including the costs associated with the drafting, printing, and mailing of this Proxy Statement/Prospectus, the solicitation of proxies, and the Special Meeting. In addition to solicitation of proxies by mail, certain officers and representatives of GXMC or its affiliates, certain financial services firms and their representatives, without extra compensation, or a solicitor, may solicit proxies personally, by telephone, U.S. mail, facsimile, verbal, internet, or email communications.
GXMC has retained the Proxy Solicitor, a professional proxy solicitation firm, to assist in the solicitation of proxies, at an estimated cost of $[____] plus any out-of-pocket expenses. Such expenses will be paid by GXMC. The estimated cost of the Reorganizations is $[500,000]. Among other things, the Proxy Solicitor will be (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing shareholder information to any third party; and (iii) required to comply with applicable telemarketing laws.
Brokers, banks, and other fiduciaries may be required to forward soliciting material to their principals on behalf of a Target Fund and to obtain authorization for the execution of proxies.
As the Special Meeting date approaches, certain shareholders whose votes have not been received may receive telephone calls from a representative of the Proxy Solicitor. Authorization to permit the Proxy Solicitor to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Target Funds.
Telephone Touch-Tone Voting.  Shareholders may provide their voting instructions through telephone touch-tone voting by following the instructions on the enclosed proxy card(s). Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call.
Internet Voting.  Shareholders may provide their voting instructions through Internet voting by following the instructions on the enclosed proxy card(s). Shareholders who vote via the Internet, in addition to confirming their voting instructions prior to submission and terminating their Internet link, will, upon request, receive an e-mail confirming their voting instructions.
Revoking a Proxy.  Any shareholder submitting a proxy has the power to revoke it at any time before it is exercised by submitting to the Secretary of Horizons ETF Trust I, at 625 Madison Avenue, 3rd Floor, New York, NY 10022, a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted as specified in the proxy, or, if no specification is made, will be voted FOR the Reorganizations described in this Proxy Statement/Prospectus.
Shareholder Proposals for Subsequent Shareholder Meetings and Board Communications
The Target Funds are not required to, and do not, hold annual shareholder meetings. Any shareholder who wishes to submit proposals to be considered at a special meeting of the Target Funds’ shareholders should send such proposals to the Secretary of Horizons ETF Trust I at 625 Madison Avenue, 3rd Floor, New York, NY 10022. Any shareholder proposal intended to be presented at any future meeting of shareholders must be received by the Target Funds at their then-principal office a reasonable time before the solicitation of proxies for such meeting in order for such proposal to be considered for inclusion in that proxy statement relating to such meeting. Moreover, inclusion of such proposals is subject to limitations under the federal securities laws. Persons named as proxies for any subsequent shareholders’ meeting will vote in their discretion with respect to proposals submitted on an untimely basis.
Shareholders of the Target Funds that wish to send communications to the Horizons ETF Board, or the specific members of the Horizons ETF Board, should submit the communication in writing to the attention of the Secretary of Horizons ETF Trust I, at the address in the preceding paragraph, identifying the correspondence as intended for the Horizons ETF Board or a specified member of the Horizons ETF Board. The Secretary will maintain a copy of any such communication and will promptly forward it to the Horizons ETF Board or the specified member of the Horizons ETF Board, as appropriate.
Other Matters to Come Before the Special Meeting
Horizons ETF Trust I knows of no other business to be brought before the Special Meeting. However, if any other matters properly come before the Special Meeting, it is the intention of the Horizons ETF Board that proxies will be voted on such matters in accordance with the judgment of the persons designated therein as proxies.
Copies of Fund Information
To avoid sending duplicate copies of materials to certain households, a Target Fund may mail only one copy of this Proxy Statement/Prospectus or any other materials or proxy statement to each address shared by two or more accounts with the same last name or that we reasonably believe are members of the same family. The consolidation of these mailings benefits a Target Fund through reduced mailing expenses.
Availability of Additional Information
For additional information about the Target Funds, see the Target Funds’ respective prospectuses and SAIs, copies of which may be obtained without charge by writing or calling the Horizons ETF Trust I at the address and telephone number set forth in the

Introduction of this Proxy Statement/Prospectus. For additional information about the Acquiring Funds, see the Acquiring Funds; respective prospectuses and SAIs, copies of which may be obtained without charge by writing or calling the Global X Funds at the address and telephone number set forth in the Introduction of this Proxy Statement/Prospectus; and Appendix B to this Proxy Statement/Prospectus.] A copy of the SAI related to this Proxy Statement/Prospectus may be obtained without charge by writing or calling the Global X Funds at the address and telephone number set forth in the Introduction of this Proxy Statement/Prospectus.
The Trusts file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the 1934 Act and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC at: 100 F Street, N.E., Room 1580, Washington, D.C. 20549-1520 and at certain of the SEC’s regional offices: SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver –1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City –351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104. You can also obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC’s Internet site at http://www.sec.gov or by electronic request at the following email address: publicinfo@sec.gov.
Additionally, reports, proxy statements and other information concerning the Horizons DAX Germany ETF and Horizons NASDAQ ETF can be inspected at Nasdaq, while reports, proxy statements and other information concerning the Horizons S&P ETF can be inspected at NYSE Arca, Inc.
Please complete, sign, and return the enclosed proxy card(s) or vote by telephone or internet promptly. No postage is required if you mail your proxy card(s) in the United States.
By order of the Board of Trustees of the Horizons ETF Trust I,
Horizons ETF Trust I

APPENDIX A – FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION
THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of [DATE], 2018, among Global X Funds, a Delaware statutory trust, with its principal place of business at 600 Lexington Avenue, 20th Floor, New York, NY 10022 (“Acquiring Trust”), on behalf of each segregated portfolio of assets (“series”) thereof listed under the heading “Acquiring Funds” on Schedule A attached hereto (“Schedule A”) (each such series referred to herein as an “Acquiring Fund”); Horizons ETF Trust I, a Delaware statutory trust, with its principal place of business at 1 Landmark Square, 7th Floor, Stamford, CT 06901 (“Target Trust”), on behalf of each series thereof listed under the heading “Target Funds” on Schedule A (each such series referred to herein as a “Target Fund”); and, solely for purposes of paragraph 6, Global X Management Company, LLC, investment adviser to each Acquiring Fund (“Investment Adviser”). (Acquiring Trust and Target Trust are each sometimes referred to herein as an “Investment Company,” and each Acquiring Fund and each Target Fund are each sometimes referred to herein as a “Fund.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations of and by a Fund, and of and by the Investment Company of which that Fund is a series, on its behalf, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Investment Company of which that Fund is a series on that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by a Fund, or Investment Company on behalf of that Fund, of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.
Each Investment Company wishes to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the United States Department of Treasury regulations under the Code (“Regulations”). The reorganization will involve Target Fund changing its identity – by converting from a series of Target Trust to a series of Acquiring Trust – by (1) transferring all its assets to the corresponding Acquiring Fund (which is being established solely for the purpose of acquiring those assets and continuing Target Fund’s business) in exchange solely for (a) voting shares of beneficial interest (“shares”) in Acquiring Fund of equal value to the aggregate net assets of Target Fund, (b) Acquiring Fund’s assumption of all of Target Fund’s liabilities, (2) distributing those shares pro rata to Target Fund’s shareholders as described herein in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) terminating Target Fund, all on the terms and conditions set forth herein (all the foregoing transactions being referred to herein collectively as the “Reorganization”). The consummation of any Reorganization shall not be contingent on the consummation of any other Reorganization.
Each Investment Company’s board of trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of either Investment Company, (1) has duly adopted and approved this Agreement and approved the transactions contemplated hereby, (2) has duly authorized performance thereof on its Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund that is a series thereof and, in the case of Target Fund, that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.
Shares offered by Target Fund (“Target Fund Shares”) have characteristics substantially similar to shares offered by Acquiring Fund (“Acquiring Fund Shares”).
In consideration of the mutual promises contained herein, the Investment Companies agree as follows:
1.    PLAN OF REORGANIZATION AND TERMINATION
1.1.    Subject to the requisite approval of Target Fund’s shareholders and the terms and conditions set forth herein, Target Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund. In exchange therefor, Acquiring Fund shall:
(a)    issue and deliver to Target Fund the number of full Acquiring Fund Shares equal to the number of full Target Fund Shares then outstanding, and
(b)    assume all of Target Fund’s liabilities described in paragraph 1.3 (“Liabilities”).
Acquiring Fund Shares shall be delivered to Target Fund in a Creation Unit aggregation. Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2.    The Assets shall consist of all assets and property of every kind and nature – including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, and books and records – Target Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target Fund’s books at that time; and Target Fund has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to Acquiring Trust.
1.3.    The Liabilities shall consist of all of Target Fund’s liabilities, debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 3.3(e)) borne by the Investment Adviser pursuant to paragraph 6. Notwithstanding the foregoing, Target Fund will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.
1.4.    At or before the Closing, Acquiring Fund shall redeem the Initial Share (as defined in paragraph 5.5) for the amount at which it is issued pursuant to that paragraph. At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute all the Acquiring Fund Shares to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Target Fund for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by Acquiring Trust’s transfer agent’s opening accounts on Acquiring Fund’s shareholder records in the Shareholders’ names and transferring those Acquiring Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full Acquiring Fund Shares equal to the number of full Target Fund Shares that Shareholder holds at the Effective Time. The aggregate net asset value (“NAV”) of Acquiring Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Fund Shares that Shareholder holds at the Effective Time. The value of the assets and the liabilities of Target Fund shall be computed as of the Effective Time, using the valuation procedures approved by the Board of Trustees of Target Trust. The NAV of an Acquiring Fund Share shall be the net asset value per share computed as of the Effective Time using the valuation procedures of Target Trust. All computations of value hereunder shall be made by or under the direction of each Fund’s respective pricing agent.
All issued and outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund’s shareholder records. Acquiring Trust shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.
1.5.    Any transfer taxes payable on the issuance and transfer of Acquiring Fund Shares in a name other than that of the registered holder on Target Fund’s shareholder records of the Target Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.
1.6.    Any reporting responsibility of Target Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated. For the avoidance of doubt, Target Fund will be responsible for the mailing of its annual report for the year ended October 31, 2018, to shareholders and providing the same to Acquiring Fund to facilitate the filing of the same on Form N-CSR with the Commission.
1.7.    After the Effective Time, Target Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) Target Fund shall be terminated as a series of Target Trust and (b) Target Trust shall make all filings and take all other actions necessary and proper to effect Target Fund’s complete dissolution. As provided in paragraph 1.4, on making that distribution, Target Fund’s liquidation shall be complete for federal tax purposes. The dissolution and termination of Target Fund provided for in this paragraph 1.7 is solely for purposes of the laws of the State of Delaware (“Delaware Law”).
2.    CLOSING AND EFFECTIVE TIME
2.1.    Unless the Investment Companies agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of 8:00 a.m., Eastern time) on [December 24], 2018 (“Effective Time”). The Closing shall be held at Acquiring Trust’s offices or at such other place as to which the Investment Companies agree.
2.2.    Target Trust shall cause the custodian of Target Fund’s assets (“Old Custodian”) (a) to make Target Fund’s portfolio securities available to Acquiring Trust (or to its custodian (“New Custodian”), if Acquiring Trust so directs), for examination, no later than five business days preceding the Effective Time and (b) to transfer and deliver the Assets at the Effective Time to the New Custodian for Acquiring Fund’s account, as follows: (1) duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers, (2) by book entry, in accordance with the Old Custodian’s customary practices and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which Target Fund’s assets are deposited, in the case of Target Fund’s portfolio securities and instruments deposited with those depositories, and (3) by wire transfer of federal funds in the case of cash. Target Trust shall also direct the Old Custodian to deliver at the Closing an authorized officer’s certificate (a) stating that pursuant to proper instructions provided to the Old Custodian by Target Trust, the Old Custodian has delivered in proper form all of Target Fund’s portfolio securities, cash, and other assets to the New Custodian for Acquiring Fund’s account and (b) attaching a schedule setting forth information (including adjusted basis and holding period, by lot) concerning the Assets. The New Custodian shall certify to Acquiring Trust that such information, as reflected on Acquiring Fund’s books immediately after the Effective Time, does or will conform to that information as so certified by the Old Custodian.
2.3.    Target Trust shall deliver to Acquiring Trust at the Closing an authorized officer’s certificate listing the record Shareholders’ names and the number of outstanding Target Fund Shares each such Shareholder owns, all at the Effective Time, certified by Target Trust’s Secretary or Assistant Secretary. Target Trust shall direct its transfer agent to deliver to Acquiring Trust at the Closing an authorized officer’s certificate showing the number of outstanding Target Fund Shares, all at the Effective Time, certified by its transfer agent. Acquiring Trust shall deliver to Target Trust at or as soon as reasonably practicable after the Closing an authorized officer’s certificate listing the record Shareholders’ names and the number of shares of Acquiring Fund to be credited to Target Fund Shareholders at the Effective Time. Acquiring Trust shall direct its transfer agent to deliver to Target Trust, at or as soon as reasonably practicable after the Closing, an authorized officer’s certificate as to the number of outstanding Acquiring Fund Shares which have been credited to Target Fund’s account on the Acquiring Fund’s shareholder records.
2.4.    In the event that immediately prior to Effective Time (a) the primary trading market for portfolio securities of Acquiring Fund or Target Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of Target Fund Shares is impracticable, the Closing shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
2.5.    Target Trust shall deliver to Acquiring Trust and the Investment Adviser, within five business days before the Closing, an authorized officer’s certificate listing each security, by name of issuer and number of shares, that is being carried on Target Fund’s books at an estimated fair market value provided by an authorized pricing vendor for Target Fund.
2.6.    If requested by Acquiring Trust, Target Trust shall direct BBD LLP, an independent registered public accounting firm that audits Target Trust’s books, and other applicable service providers, to provide access at the Closing to all work papers and supporting statements related to financial statements and tax returns, including those related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006), pertaining to Target Fund (collectively, “Work Papers”) for all fiscal and taxable periods ended October 31, 2017, and for the period from that date through the Effective Time.
2.7.    At the Closing, each Investment Company shall deliver to the other (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests and (b) a certificate in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.
3.    REPRESENTATIONS AND WARRANTIES
3.1.    Target Trust, on each Target Fund’s behalf, represents and warrants to Acquiring Trust, on the corresponding Acquiring Fund’s behalf, as follows:
(a)    Target Trust (1) is a statutory trust that is duly organized, validly existing and in good standing under Delaware Law, and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof, (2) is duly registered under the 1940 Act as an open-end management investment company, (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A, and (4) has never elected not to be classified as an association taxable as a corporation;
(b)    Target Fund is a duly established and designated series of Target Trust;

(c)    The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Target Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of Target Trust, with respect to Target Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;
(d)    At the Effective Time, Target Trust will have good and marketable title to the Assets for Target Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms); and on delivery and payment for the Assets, Acquiring Trust, on Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”), provided that Acquiring Fund will acquire assets that are segregated as collateral for Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such assets;
(e)    Target Trust, with respect to Target Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware Law, Target Trust’s Agreement and Declaration of Trust or By-laws, dated as of May 17, 2012, as amended, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which Target Trust, on Target Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Target Trust, on Target Fund’s behalf, is a party or by which it is bound;
(f)    At or before the Effective Time, all material contracts and other commitments of or applicable to Target Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights Target Trust may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;
(g)    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Target Trust’s knowledge, threatened against Target Trust, with respect to Target Fund or any of its properties or assets attributable or allocable to Target Fund, that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; and Target Trust, on Target Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target Fund’s business or Target Trust’s ability to consummate the transactions contemplated hereby;
(h)    Target Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended October 31, 2017 (October 31, 2018, should the Effective Date be later than December 30, 2018), have been audited by BBD LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements (copies of which Target Trust has furnished to Acquiring Trust), present fairly, in all material respects, Target Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period then ended, and there are no known contingent liabilities of Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein. Target Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets at and for the six months ended April 30, 2018, are in accordance with GAAP; and those Statements (copies of which Target Trust has furnished to Acquiring Trust), present fairly, in all material respects, Target Fund’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period then ended, and there are no known contingent liabilities of Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;
(i)    Since October 31, 2017, there has not been any material adverse change in Target Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business; for purposes of this subparagraph, a decline in NAV per Target Fund Share due to declines in market values of securities Target Fund holds, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by its shareholders shall not constitute a material adverse change;
(j)    By the Effective Time, all material Returns (as defined below) of each Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Investment Companies’ knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Target Fund or its Assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in each Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
(k)    Target Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“Service”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Target Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year through the Effective Time (“current year”)), Target Fund has met (and for the current year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a “regulated investment company” (as defined in section 851(a)(1)) (“RIC”) and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Target Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;
(l)    All issued and outstanding Target Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Target Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target Fund’s shareholder records, as provided in paragraph 2.3;
(m)    Target Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;
(n)    Target Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));
(o)    Not more than 25% of the value of Target Fund’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers; for purposes of this representation, Target Fund shall be treated as holding its proportionate share of the assets held by any other RICs (including exchange-traded funds that are RICs) in which it invests;
(p)    Target Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q)    The information furnished or to be furnished by Target Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the information Target Trust provided for inclusion in the Registration Statement and the Proxy (as defined in paragraph 3.3(a)(1) and (2), respectively) (other than written information provided by Acquiring Trust for inclusion therein) will, on their respective effective dates, at the Effective Time, and at the time of the Shareholders Meeting (as defined in paragraph 4.2) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;
(r)    Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information, except as previously disclosed in writing to Acquiring Trust;
(s)    The Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;
(t)    [RESERVED];
(u)    Target Trust has maintained with respect to Target Fund, in all material respects, all books and records required of a registered investment company in compliance with the requirements of section 31 of the 1940 Act and rules thereunder, and those books and records are true and correct in all material respects;
(v)    Target Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act;
(w)    Target Fund does not have any unamortized or unpaid organizational fees or expenses;
(x)    [RESERVED];
(y)    [RESERVED]; and
(z)    Target Trust is undertaking the Reorganization for bona fide business purposes (and not a purpose to avoid federal income tax).
3.2.    Acquiring Trust, on Acquiring Fund’s behalf, represents and warrants to Target Trust, on Target Fund’s behalf, as follows:
(a)    Acquiring Trust (1) is a statutory trust that is duly organized, validly existing and in good standing under Delaware Law, and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof, (2) is duly registered under the 1940 Act as an open-end management investment company, (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A, and (4) has never elected not to be classified as an association taxable as a corporation;
(b)    At the Effective Time, Acquiring Fund will be a duly established and designated series of Acquiring Trust; Acquiring Fund has not commenced operations and will not do so until after the Closing; and, immediately before the Closing, Acquiring Fund will be a shell series of Acquiring Trust, without assets (except the amount paid for the Initial Share if it has not already been redeemed by that time) or liabilities, created for the purpose of acquiring the Assets, assuming the Liabilities, and continuing Target Fund’s business;
(c)    The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of Acquiring Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of Acquiring Trust, with respect to Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;
(d)    Before the Closing, there will be no (1) issued and outstanding Acquiring Fund Shares or (2) any other securities issued by Acquiring Fund, except the Initial Share;

(e)    No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;
(f)    Acquiring Trust, with respect to Acquiring Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware Law, Acquiring Trust’s Declaration of Trust or By Laws, dated September 8, 2008, as amended, or any Undertaking to which Acquiring Trust, on Acquiring Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which Acquiring Trust, on Acquiring Fund’s behalf, is a party or by which it is bound;
(g)    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to Acquiring Trust’s knowledge, threatened against Acquiring Trust, with respect to Acquiring Fund or any of its properties or assets attributable or allocable to Acquiring Fund, that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and Acquiring Trust, on Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Fund’s business or Acquiring Trust’s ability to consummate the transactions contemplated hereby;
(h)    Acquiring Fund is not (and will not be) classified as a partnership, and instead is (and will be) classified as an association that is taxable as a corporation, for federal tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (and will be) a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Fund has not filed any income tax return and will file its first federal income tax return after the completion of its first taxable year after the Effective Time as a RIC on Form 1120-RIC; Acquiring Fund will be a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under Subchapter M; assuming that Target Fund will meet the requirements of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization occurs, Acquiring Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and Acquiring Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for its next taxable year;
(i)    The Acquiring Fund Shares to be issued and delivered to Target Fund, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will at the Effective Time have been duly authorized and duly registered under the federal securities laws, and appropriate notices respecting them will have been duly filed under applicable state securities laws, and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares and will be fully paid and non-assessable by Acquiring Trust;
(j)    There is no plan or intention for Acquiring Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;
(k)    Assuming the truthfulness and correctness of Target Trust’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Fund’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; for purposes of this representation, Acquiring Fund shall be treated as holding its proportionate share of the assets held by any other RICs (including exchange-traded funds that are RICs) in which it invests;
(l)    Immediately after the Effective Time, Acquiring Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));
(m)    The information furnished or to be furnished by Acquiring Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the Registration Statement and the Proxy (other than written information provided by Target Trust for inclusion therein) will, on their respective effective dates, at the Effective Time, and at the time of the Shareholders Meeting, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;
(n)    [RESERVED]; and
(o)    Acquiring Trust is undertaking the Reorganization for bona fide business purposes (and not a purpose to avoid federal income tax).
3.3.    Each Investment Company, on its Fund’s behalf, represents and warrants to the other Investment Company, on its Fund’s behalf, as follows:
(a)    No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on its Fund’s behalf, except for (1) Acquiring Trust’s filing with the Commission of a registration statement on Form N-1A relating to the Acquiring Fund, and any supplement or amendment thereto, including therein a prospectus (“Registration Statement”), (2) Acquiring Trust’s filing with the Commission of a proxy/registration statement on Form N-14 (“Proxy”), and (3) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;
(b)    The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of the Shareholder’s Target Fund Shares the Shareholder actually or constructively surrenders in exchange therefor;
(c)    The fair market value of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;
(d)    None of the compensation received by any Shareholder who or that is an employee of or service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares that Shareholder holds; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;
(e)    No expenses incurred by Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Fund, Investment Adviser, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares will be transferred to Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and
(f)    Immediately following consummation of the Reorganization, (1) the Shareholders will own all the Acquiring Fund Shares and will own those Shares solely by reason of their ownership of the Target Fund Shares immediately before the Reorganization, and (2) Acquiring Fund will hold the same assets and be subject to the same liabilities that Target Fund held or was subject to immediately before the Reorganization.
4.    COVENANTS
4.1.    Target Trust covenants to operate Target Fund’s business in the ordinary course between the date hereof and the Effective Time, it being understood that such ordinary course of business will include purchases and sales of portfolio securities and other instruments, sales and redemptions of Target Fund Shares in Creation Unit quantities, and the declaration and payment of regular and customary periodic dividends and other distributions, and any other distribution that may be advisable.
4.2.    Target Trust covenants to call a meeting of Target Fund’s shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).
4.3.    Target Trust covenants that it will assist Acquiring Trust in obtaining information Acquiring Trust reasonably requests concerning the beneficial ownership of Target Fund Shares.

4.4.    Target Trust covenants that it will turn over its books and records pertaining to Target Fund (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to Acquiring Trust at the Closing.
4.5.    Each Investment Company covenants to cooperate with the other in preparing the Registration Statement and the Proxy in compliance with applicable federal and state securities laws.
4.6.    Each Investment Company covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), the other Investment Company deems necessary or desirable in order to carry out the intent and purpose hereof, including, without limitation, to vest in, and confirm to, (a) Acquiring Trust, on Acquiring Fund’s behalf, title to and possession of all the Assets, and (b) Target Trust, on Target Fund’s behalf, title to and possession of the Acquiring Fund Shares to be delivered hereunder.
4.7.    Acquiring Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1934 Act, the 1940 Act, the rules of Nasdaq and NYSE Arca, Inc. (each an “Exchange”) as applicable, and relevant state securities laws, to commence and continue Acquiring Fund’s operations after the Effective Time.
4.8.    Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.
4.9.    Target Trust covenants that, as promptly as practicable, but in any case within 60 days, after the Effective Time, it will furnish to Acquiring Trust, in a form reasonably satisfactory thereto, a certificate stating Target Fund’s earnings and profits for federal income tax purposes and any capital loss carryovers and other items that will be carried over to Acquiring Fund pursuant to section 381.
4.10.    It is each Investment Company’s intention that the Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1)(F)), and in furtherance thereof, each Investment Company covenants that it will not take any action or cause any action to be taken (including the filing of any tax return) that is inconsistent with that treatment or results in the failure of the Reorganization to so qualify.
4.11.    [RESERVED].
(a)    Target Trust and Acquiring Trust will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax Returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.
(b)    Target Trust covenants that by the time of the Effective Time, all of each Target Fund’s federal and other Tax Returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes; provided, however, if all of the income Tax Returns (e.g., Form 1120-RIC) required to be filed by the Target Funds for the fiscal year ended October 31, 2018 have not been filed by the Closing, the Target Trust shall timely file with the relevant taxing authorities all such returns and the Target Trust shall make available to the Acquiring Trust such returns one week prior to filing such returns. For the avoidance of doubt, the Acquiring Funds will be responsible for preparing and filing Tax Returns for taxable periods of the Funds beginning after October 31, 2018.
5.    CONDITIONS PRECEDENT
Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1.    This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and by Target Fund’s shareholders at the Shareholders Meeting;
5.2.    All necessary filings shall have been made with the Commission, the Exchange, and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby. The Registration Statement of Acquiring Fund relating to the continuous offering of Acquiring Fund Shares in Creation Units and the Proxy shall have become effective under the 1933 Act and the 1934 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act, the 1934 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission, the Exchange and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;
5.3.    At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;
5.4.    The Investment Companies shall have received an opinion of Stradley Ronon Stevens & Young, LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 7, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it and any certificates delivered pursuant to paragraph 2.7(b). The Tax Opinion shall be substantially to the effect that – based on the facts and assumptions stated therein and conditioned on those representations and warranties being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) – for federal income tax purposes:
(a)    The acquisition by the Acquiring Fund of all of the Assets of its corresponding Target Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of its corresponding Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Target Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(b)    No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to, and assumption of its Liabilities by, its corresponding Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Sections 361(a) and 357(a) of the Code.
(c)    No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of its corresponding Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of its corresponding Target Fund pursuant to Section 1032(a) of the Code.
(d)    No gain or loss will be recognized by the Target Fund upon the distribution of its corresponding Acquiring Fund’s shares to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code.
(e)    The tax basis of the Assets of the Target Fund received by the corresponding Acquiring Fund will be the same as the tax basis of the Assets to the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.
(f)    The holding periods of the Assets of the Target Fund received by its corresponding Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(g)    No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for its corresponding Acquiring Fund’s shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.
(h)    The aggregate tax basis of the Acquiring Fund shares received by shareholders of a Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(i)    The holding period of the Acquiring Fund shares received by a shareholder of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held such Target Fund as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code.
(j)    For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, if applicable, and the Income Tax Regulations promulgated thereunder.
Notwithstanding the foregoing, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Target Fund Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.
5.5.    Before the Closing, Acquiring Trust’s Board shall have authorized the issuance of, and Acquiring Trust shall have issued, one Acquiring Fund Share (“Initial Share”) to the Investment Adviser or an affiliate thereof, in consideration of the payment of $10.00 (or other amount that Board determines), to vote on the investment management agreement and sub-advisory agreement, and to take whatever action it may be required to take as Acquiring Fund’s sole shareholder;
5.6.    Acquiring Trust, on Acquiring Fund’s behalf, shall have entered into, or adopted, as appropriate, an investment management contract, a sub-advisory contract, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for Acquiring Fund’s operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall have been approved by Acquiring Trust’s Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are Non-Interested Persons thereof, and by the Investment Adviser or its affiliate as Acquiring Fund’s sole shareholder;
5.7.    At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 5.1 and 5.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Fund’s shareholders’ interests;
5.8.    Target Trust, on behalf of Target Fund, shall have received an opinion of Stradley Ronon Stevens & Young, LLP, dated the Effective Time, addressed to and in form and substance reasonably satisfactory to Target Trust, to the effect that (i) Acquiring Trust is a statutory trust duly formed, in good standing and having a legal existence under the laws of the State of Delaware; (ii) this Agreement and the transactions contemplated thereby and the execution and delivery of this Agreement have been duly authorized and approved by all requisite statutory trust action of Acquiring Trust, on behalf of Acquiring Fund, and this Agreement is a legal, valid and binding agreement of Acquiring Trust in accordance with its terms; and (iii) the shares of Acquiring Trust, on behalf of Acquiring Fund, to be issued in the reorganization, upon issuance thereof in accordance with this Agreement, will have been validly issued and fully paid and will be non-assessable; and
5.9.    Acquiring Trust, on behalf of Acquiring Fund, shall have received an opinion of Thompson Hine LLP, dated the Effective Time, addressed to and in form and substance reasonably satisfactory to Acquiring Trust, to the effect that: (i) Target Trust is a statutory trust duly formed, in good standing and having a legal existence under the laws of the State of Delaware; and (ii) this Agreement and the transactions contemplated hereby and the execution and delivery of this Agreement have been duly authorized and approved by all requisite statutory trust action of Target Trust, on behalf of Target Fund, and this Agreement is a legal, valid and binding agreement of Target Trust in accordance with its terms.
6.    EXPENSES
Subject to complying with the representation and warranty contained in paragraph 3.3(e), the Investment Adviser shall bear 100% of the Reorganization Expenses. The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Target Fund’s prospectus supplements and the Registration Statement, and printing and distributing Acquiring Fund’s prospectus and Target Fund’s proxy materials, (2) legal and accounting fees, including fees of counsel to each Investment Company and its Non-Interested Persons, (3) transfer agent and custodian conversion costs, (4) transfer taxes for foreign securities, (5) proxy solicitation costs, and (6) expenses of holding the Shareholders Meeting (including any adjournments thereof) but excluding brokerage costs, the Investment Adviser’s travel expenses, and similar expenses not directly related to the Reorganization. This paragraph 6 shall survive the Closing (notwithstanding anything to the contrary in paragraph 7) and any termination of this Agreement pursuant to paragraph 8. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.
7.    ENTIRE AGREEMENT; NO SURVIVAL
Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing unless expressly provided for herein.
8.    TERMINATION
This Agreement may be terminated at any time at or before the Closing:
8.1.    By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, or (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization; or
8.2.    By the Investment Companies’ mutual written agreement.
In the event of termination under paragraphs 8.1(c) or (d) or 8.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company except for the payment of Reorganization Expenses as provided in paragraph 6.
9.    AMENDMENTS
The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding Target Fund’s shareholders’ approval thereof; provided that, following that approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.
10.    SEVERABILITY
Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.
11.    MISCELLANEOUS
11.1.    This Agreement shall be governed by and construed in accordance with the internal Delaware Law, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between that law and the federal securities laws, the latter shall govern.
11.2.    Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than Acquiring Trust, on Acquiring Fund’s behalf, or Target Trust, on Target Fund’s behalf, and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
11.3.    Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than its Fund but are only binding on and enforceable against its property attributable to and held for the benefit of its Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof. Each Investment Company, in asserting any rights or claims under this Agreement on its or its Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.
11.4.    This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.
Horizons ETF Trust I, each of its series
listed under the heading “Target Funds” on Schedule A

By:
Name:
Title:

Global X Funds, each of its series listed under the heading “Acquiring Funds” on Schedule A

By:
Name:
Title:
Solely for purposes of paragraph 6,
Global X Management Company, LLC

By:
Name:
Title:

SCHEDULE A
Target Funds
Horizons DAX Germany ETF
Horizons NASDAQ 100® Covered Call ETF
Horizons S&P 500® Covered Call ETF

Acquiring Funds
Global X DAX Germany ETF
Global X NASDAQ 100® Covered Call ETF
Global X S&P 500® Covered Call ETF

APPENDIX B - MORE INFORMATION ABOUT THE ACQUIRING FUNDS
A FURTHER DISCUSSION OF PRINCIPAL RISKS
The Acquiring Funds are subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Acquiring Fund, and the Fund could underperform other investments.
Concentration Risk
In following its methodology, the Underlying Index may be concentrated to a significant degree in securities of issuers located in a single country, market, industry, group of industries, asset class, or sector. To the extent that the Underlying Index concentrates in the securities of issuers in such an area, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in a single country, market, industry, group of industries, asset class, or sector, the Fund faces more risks than if it were diversified broadly over numerous such areas. Such risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a country, market, industry, group of industries, asset class, or sector. In addition, at times, such country, market, industry, group of industries, asset class, or sector may be out of favor and underperform other such categories or the market as a whole. The returns from the types of securities in which the Fund invests may under-perform returns from the various general securities markets or different asset classes. The stocks in the Underlying Index may under-perform fixed-income investments and stock market investments that track other markets, segments and sectors. Different types of securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets.
Covered Call Option Writing Risk (Global X NASDAQ ETF and Global X S&P ETF only)
By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the NASDAQ-100 Index with respect to the Global X NASDAQ ETF and the S&P 500 with respect to the Global X S&P 500 ETF above the exercise prices of such options, but will continue to bear the risk of declines in the value of the NASDAQ-100 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.
Currency Risk (Global X DAX Germany ETF only)
Foreign currencies are subject to risks, which include changes in the debt level and trade deficit of the country issuing the foreign currency; inflation rates of the United States and the country issuing the foreign currency; investors’ expectations concerning inflation rates; interest rates of the United States and the country issuing the foreign currency; investors’ expectations concerning interest rates; investment and trading activities of mutual funds, hedge funds and currency funds; and global or regional political, economic or financial events and situations.
In addition, a foreign currency in which the Fund invests may not maintain its long-term value in terms of purchasing power in the future. When the price of a foreign currency in which the Fund invests declines, it may have an adverse impact on the Fund.
Foreign exchange rates are influenced by the factors identified above and may also be influenced by: changing supply and demand for a particular currency; monetary policies of governments (including exchange control programs, restrictions on local exchanges or markets and limitations on foreign investment in a country or on investment by residents of a country in other countries); changes in balances of payments and trade; trade restrictions; and currency devaluations and revaluations. Also, governments from time to time intervene in the currency markets, directly and by regulation, in order to influence prices directly. These events and actions are unpredictable. The resulting volatility in the USD/foreign currency exchange rate could materially and adversely affect the performance of the Fund.
Cyber Security Risk

With the increased use of technologies such as the internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of GXMC and the Distributor and other service providers (including, but not limited to, the Index Provider, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants, or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, the Index Provider, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
Equity Risk
The Fund may invest in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer, general stock market fluctuations that affect all issuers, or as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. Investments in equity securities may be more volatile than investments in other asset classes.
European Economic Risk (Global X DAX Germany ETF only)
The economies of Europe are highly dependent on each other, both as key trading partners and as in many cases as fellow members maintaining the euro. Decreasing European imports, new trade regulations, changes in exchange rates, a recession in Europe, or a slowing of economic growth in this region could have an adverse impact on the securities in which the Fund invests. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. The Economic and Monetary Union of the EU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country or its sovereign debt, and recessions in an EU member country may have a significant adverse effect on 172 the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the EU, and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Outside of the EU, Iceland has also experienced adverse trends due to high debt levels and excessive lending.
Foreign Securities Risk (Global X DAX Germany ETF only)
The Fund’s assets may be invested within the equity markets of countries outside of the United States. These markets are subject to special risks associated with foreign investment, including, but not limited to: lower levels of liquidity and market efficiency;

greater securities price volatility; exchange rate fluctuations and exchange controls; less availability of public information about issuers; limitations on foreign ownership of securities; imposition of withholding or other taxes; imposition of restrictions on the expatriation of the assets of the Fund; higher transaction and custody costs and delays in settlement procedures; difficulties in enforcing contractual obligations; lower levels of regulation of the securities market; and weaker accounting, disclosure and reporting requirements. Shareholder rights under the laws of some foreign countries may not be as favorable as U.S. laws. Thus, a shareholder may have more difficulty in asserting its rights or enforcing a judgment against a foreign company than a shareholder of a comparable U.S. company. Investment of 80% or more of the Fund’s total assets in securities located in one country or region will subject the Fund to increased country or region risk with respect to that country or region.
Germany Risk (Global X DAX Germany ETF only)
The Fund is subject to geographic risk because its assets may be concentrated Germany. This concentration will subject the Fund to risks associated with Germany, or a region economically tied to Germany, such as a natural disaster.
Germany is a significant exporter to its major trading partners, which are other Western European developed nations and the United States. Therefore, Germany’s economy is dependent on the economies of these other countries. As such, reductions by these countries in spending on German exports could adversely impact the German economy. Many of these Western European developed nations, including Germany, are member states of the EU and EMU. As a result, these member states are dependent upon one another economically and politically. During the most recent financial crisis, the German economy, along with certain other EU economies, experienced a significant economic slowdown. Recently, new concerns emerged in relation to the economic health of the EU. These concerns have led to tremendous downward pressure on certain financial institutions, including German financial services companies. During the recent European debt crisis, Germany played a key role in stabilizing the euro. However, such efforts may prove unsuccessful, and any ongoing crisis may continue to significantly affect the economies of every country in Europe, including Germany. The Fund’s investment in German issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to Germany. The German economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis.
Issuer Risk
Issuer risk is the risk that any of the individual companies that the Fund invests in may perform badly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or on their own discretion, decide to reduce or eliminate dividends, which would also cause their stock prices to decline.
Large-Capitalization Companies Risk
Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.
Large Shareholder Risk
Certain shareholders, including an Authorized Participant, GXMC or an affiliate of GXMC, may own a substantial amount of the Fund’s shares. Additionally, from time to time an Authorized Participant, a third party investor, GXMC, or an affiliate of GXMC may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale.  Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the shares.
Listing Standards Risk
Under continuous listing standards adopted by the Fund’s listing exchange, the Fund will be required to confirm on an ongoing basis that the components of the Underlying Index satisfy the applicable listing requirements. In the event that the Underlying Index does not comply with the applicable listing requirements, the Fund would be required to rectify such non-compliance by requesting that the Index Provider modify the Underlying Index, adopting a new underlying index, or obtaining relief from the SEC. Failure to rectify such non-compliance may result in the Fund being delisted by the listing exchange.

Management Risk
The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Therefore, the Fund is subject to management risk. That is, GXMC’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective. The ability of GXMC to successfully implement the Fund’s investment strategies will influence the Fund’s performance significantly.
Market Risk (Global X DAX Germany ETF only)
Market risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Turbulence in the financial markets and reduced market liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. The United States is a significant trading partner of or foreign investor in certain countries in which the Funds invest and the economies of these countries may be particularly affected by changes in the U.S. economy. Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rate, a recession in the United States or increases in foreclosures rates may have a material adverse effect on the economy of Germany.
Market Risk (Global X NASDAQ ETF and Global X S&P ETF only)

Market risk is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Turbulence in the financial markets and reduced market liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. The Fund has significant exposure to U.S. issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure. Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or increases in foreclosures rates may have a material adverse effect on the Fund.

Market Trading Risks
Absence of Active Market
Although shares of the Fund are or will be listed for trading on a U.S. exchange and may be listed on certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.
Authorized Participant Concentration Risk
The Fund has a limited number of financial institutions that may act as Authorized Participants. Only Authorized Participants who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. To the extent that those Authorized Participants exit the business, or are unable to process creation and/or redemption orders, and no other Authorized Participant is able to step forward to create and redeem in either of those cases, shares may trade like closed-end fund shares at a discount to NAV, and may possibly face trading halts and/or delisting from the Exchange.
Risks of Secondary Listings
The Fund’s shares may be listed or traded on U.S. and non-U.S. exchanges other than the U.S. exchange where the Fund’s primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade shares on a U.S. exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk
Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Fund accepts purchase and redemption orders.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.
Shares of the Funds May Trade at Prices Other Than NAV
Shares of the Fund may trade at, above or below NAV. The per share NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. The trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to the Fund’s shares trading at a premium or discount to NAV. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, market prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
With respect to the Global X DAX Germany ETF, since foreign exchanges may be open on days when the Fund does not price shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares.
Costs of Buying or Selling Fund Shares
Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you may incur the cost of the “spread” - that is, the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the market price at which they are willing to sell Fund shares (the “ask” price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
Non-Correlation Risk
There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Non-Diversification Risk (Global X DAX Germany ETF and Global X NASDAQ ETF only)
The Fund is classified as a “non-diversified” investment company under the 1940 Act. This means that the Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.
Operational Risk
The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and GXMC seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.
Passive Investment Risk
The Fund is not actively managed and may be affected by a general decline in market segments relating to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index regardless of their investment merits. The Adviser does not attempt to take defensive positions in declining markets beyond the mechanics built into the Underlying Index. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.
Risk of Investing in Developed Countries (Global X DAX Germany ETF only)
Investment in developed country issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to developed countries. Developed countries generally tend to rely on services sectors (e.g., the financial services sector) as the primary means of economic growth. A prolonged slowdown in, among others, services sectors is likely to have a negative impact on economies of certain developed countries. Developed countries experienced a significant economic slowdown during the recent financial crisis. In the past, certain developed countries have been targets of terrorism. Acts of terrorism in developed countries or against their interests abroad may cause uncertainty in the financial markets and adversely affect the performance of the issuers to which the Fund has exposure. Heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Many developed countries are heavily indebted and face rising healthcare and retirement expenses. In addition, price fluctuations of certain commodities and regulations impacting the import of commodities may negatively affect developed country economies.
Sector Risk
Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary.
Risks Related to Investing in the Materials Sector. (Global X DAX Germany ETF only) Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and governmental regulations.
Risks Related to Investing in the Consumer Discretionary Sector. (Global X DAX Germany ETF only) The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace
Risks Related to Investing in the Financials Sector. (Global X DAX Germany ETF only) Companies in the financials sector are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently. The financials sector is exposed to risks that may impact the value of investments in the financials sector more severely than investments outside this sector, including operating with substantial financial leverage. The financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. Recently, the deterioration of the credit markets has caused an adverse impact in a broad range of mortgage, asset-backed, auction rate and other markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial services institutions and markets. This situation has created instability in the financial services markets and caused certain financial services companies to incur large losses or even become insolvent or bankrupt. Some financial services companies have experienced downgrades in their credit ratings, declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to decline in value. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments affecting real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds (including changes in interest rates), the impact of changes in environmental laws, overbuilding in a real estate company’s market, and environmental problems, could have a major effect on the value of real estate securities (which include REITs)
Risks Related to Investing in the Information Technology Sector. (Global X NASDAQ ETF and Global X S&P ETF only) Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and increased competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less seasoned companies, tend to be more volatile than the overall market. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Tracking Error Risk
Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Trading Halt Risk
An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
U.S. Federal Income Tax Risk (Global X NASDAQ ETF and Global X S&P ETF only)
The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of shares in the Fund.
Valuation Risk
The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. To the extent that the underlying securities held by the Fund trade on foreign exchanges that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other exchange-traded funds (“ETFs”).

A FURTHER DISCUSSION OF OTHER RISKS
The Acquiring Funds may also be subject to certain other risks associated with its investments and investment strategies.
Depositary Receipts Risks (Global X DAX Germany ETF only)
The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Fund’s Index, may negatively affect the Fund’s ability to replicate the performance of its Index. In addition, investments in depositary receipts that are not included in the Fund’s Index may increase tracking error.
Derivatives Risk (Global X NASDAQ ETF and Global X S&P ETF only)
Derivatives are financial instruments whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Moreover, although the value of a derivative is based on an underlying indicator, a derivative does not carry the same rights as would be the case if the Fund invested directly in the underlying securities. Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or as a result of the counterparty’s credit quality and the risk that a derivative transaction may not have the effect GXMC anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile, and the Fund could lose more than the amount it invests. The use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund. Some derivative transactions are entered into “over-the-counter” (not on an exchange or contract market). As a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for the Fund’s over-the-counter derivative positions at any time. The Fund may invest in certain futures, options and swap contracts to help the Fund track the Underlying Index to help achieve its investment objective. Utilization of futures transactions involves the risk of imperfect or even negative correlation to the Fund’s Underlying Index if the index underlying the futures contracts differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. OTC and cleared swaps could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.
Exclusion from the Definition of a Commodity Pool Operator Risk
With respect to the Fund, GXMC has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, GXMC is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC. The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps. Because GXMC and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved GXMC’s reliance on these exclusions, or the Fund, its investment strategies or this Prospectus.
Leverage Risk
Under the 1940 Act, the Fund is permitted to borrow from a bank up to 33 1/3% of its net assets for short term or emergency purposes. The Fund may borrow money at fiscal quarter end to maintain the required level of diversification to qualify as a regulated investment company (“RIC”) for purposes of the Code. As a result, the Fund may be exposed to the risks of leverage, which may be considered a speculative investment technique. Leverage magnifies the potential for gain and loss on amounts invested and therefore increase the risks associated with investing in the Fund. If the value of the Fund’s assets increases, then leveraging would cause the Fund’s NAV to increase more sharply than it would have had the Fund not leveraged. Conversely, if the value of the Fund’s assets decreases, leveraging would cause the Fund’s NAV to decline more sharply than it otherwise would have had the Fund not leveraged. The Fund may incur additional expenses in connection with borrowings.
Qualification as a Regulated Investment Company Risk
The Fund must meet a number of diversification requirements to qualify as a RIC under Section 851 of the Code and, if qualified, to continue to qualify. If the Fund experiences difficulty in meeting those requirements for any fiscal quarter, it might enter into borrowings in order to increase the portion of the Fund’s total assets represented by cash, cash items, and U.S. government securities shortly thereafter and, as of the close of the following fiscal quarter, to attempt to meet the requirements. However, the Fund may incur additional expenses in connection with any such borrowings, and increased investments by the Fund in cash, cash items, and U.S. government securities (whether the Funds make such investments from borrowings) are likely to reduce the Fund’s return to investors.
PORTFOLIO HOLDINGS INFORMATION
A description of the Global X Funds’ policies and procedures with respect to the disclosure of the Target Funds’ portfolio securities is available in the Target Funds’ Statement of Additional Information (“SAI”). The top holdings of the Target Funds can be found at www.globalxfunds.com and Fund Fact sheets provide information regarding the Target Funds’ top holdings and may be requested by calling 1-888-GX-Fund-1 (1-888-493-8631).
INFORMATION REGARDING THE INDEX AND THE INDEX PROVIDER
The DAX Index tracks the segment of the largest and most actively traded companies – known as blue chips – on the German equities market. It contains the shares of the 30 largest and most liquid companies admitted to the Frankfurt Stock Exchange in the Prime Standard segment. The DAX Index represents about 80% of the free-float market capitalization authorized in Germany.
The CBOE NASDAQ-100® BuyWrite Index (“BXN Index”) is a benchmark index that measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the NASDAQ-100 Index, and “writes” (or sells) a succession of one-month at-the-money NASDAQ-100 Index covered call options. The CBOE NASDAQ-100 BuyWrite V2 Index (“BXNT Index”) replicates the methodology used to calculate the BXN Index, with one exception: the written NASDAQ-100 Index covered call options are held until one day prior to the expiration date (i.e., generally the Thursday preceding the Third Friday of the month) and are liquidated at a volume-weighted average price determined at the close. The covered call strategy assumes that each NASDAQ-100 call option be held until one day prior to the expiration date (i.e., generally the Thursday preceding the Third Friday of the month). After the assumed settlement of the sold call option, a new at-the-money call option expiring in the next month is then assumed to be written, a transaction commonly referred to as the “roll.” The strike price of the new call is the closest listed strike price above the last value of the NASDAQ-100 Index reported before 11:00 a.m. Eastern time. Once the strike price has been identified, the new call option is deemed sold. The options written in any month will have an exercise price generally at or above the prevailing market price of the Reference Index. Dividends paid on the component stocks underlying the NASDAQ-100 Index and the dollar value of option premiums received from assumed written options are deemed reinvested.
S&P 500® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and has been licensed for use by the Fund. S&P®, S&P 500®, and CBOE S&P 500 2% OTM BuyWrite Index™ are trademarks of S&P and have been licensed for use by GXMC.
Disclaimer
GXMC [has entered] into a license agreement with STOXX to use the DAX Index. The Global X DAX Germany ETF is permitted to use the DAX Index pursuant to a sublicense agreement with GXMC. This financial instrument is neither sponsored nor promoted, distributed or in any other manner supported by Deutsche Börse AG (“DBA”). DBA does not give any explicit or implicit warranty or representation, neither regarding the results deriving from the use of the DAX Index and/or the DAX Index Trademark nor regarding the DAX Index value at a certain point in time or on a certain date nor in any other respect. The DAX Index is calculated and published by the DBA. Nevertheless, as far as admissible under statutory law DBA will not be liable vis-à-vis third parties for potential errors in the DAX Index. Moreover, there is no obligation for DBA vis-à-vis third parties, including investors, to point out potential errors in the DAX Index. Neither the publication of the DAX Index by DBA nor the granting of a license regarding the DAX Index as well as the DAX Index Trademark for the utilization in connection with the financial instrument or other securities or financial products, which derived from the DAX Index, represents a recommendation by DBA for a capital investment or contains in any manner a warranty or opinion by DBA with respect to the attractiveness on an investment in this product. In its capacity as sole owner of all rights to the DAX Index and the DAX Index Trademark DBA has solely licensed to the issuer of the financial instrument the utilization of the DAX Index and the DAX Index Trademark as well as any reference to the DAX Index and the DAX Index Trademark in connection with the financial instrument.
GXMC [has entered] into a license agreement with CBOE to use the BXNT Index. The Global X NASDAQ 100® Covered Call ETF is permitted to use the BXNT Index pursuant to a sublicense agreement with GXMC. “CBOE®” is a registered trademark of CBOE. NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are registered trademarks of NASDAQ. NASDAQ has granted an affiliate of GXMC (“Licensee”) a license to use the BXNT Index for purposes of Licensee’s Global X NASDAQ 100® Covered Call ETF. The Global X NASDAQ 100® Covered Call ETF is not sponsored, endorsed, sold or promoted by NASDAQ, CBOE or their affiliates (NASDAQ and CBOE, collectively with their affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the BXNT Index to track general stock market performance. The Corporations’ only relationship to Licensee is in the granting by NASDAQ of a license to use (a) the BXNT Index as a benchmark or a component of a pricing or settlement mechanism for the Product(s) and (b) certain other intellectual property, including trade names and trademarks or service marks of the Corporations, in connection therewith. The BXNT Index is determined and composed by CBOE without regard to Licensee or the Product(s). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE CBOE NASDAQ 100 BXNT INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BXNT INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BXNT INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
S&P 500® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and has been licensed for use by the Fund. S&P®, S&P 500®, and S&P 500 Stock Covered Call™ are trademarks of S&P and have been licensed for use by GXMC. The S&P 500 Stock Covered Call Index (“Index”) is a product of S&P Dow Jones Indices LLC and has been licensed for use by GXMC. The Global X S&P 500 Covered Call ETF (the “ETF”) is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their respective affiliates, their third party licensors (collectively, “S&P Dow Jones Indices”), the Chicago Board Options Exchange, Incorporated and any of its affiliates and third party licensors. Neither S&P Dow Jones Indices, nor CBOE make any representation or warranty, express or implied, to the owners of the ETF or any member of the public regarding the advisability of investing in securities generally or in the ETF particularly or the ability of the Index to track general market or market segment performance. S&P Dow Jones Indices’ and the CBOE’s only relationship to GXMC with respect to the Index is providing calculation services for the Indicative Optimized Portfolio Values (“IOPV”), Index and/or the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The IOPVs and Index are determined, composed and calculated by S&P Dow Jones Indices and/or CBOE, as the case may be, without regard to GXMC or the ETF. S&P Dow Jones Indices and CBOE have no obligation to take the needs of GXMC or the owners of the ETF into consideration in determining, composing or calculating the IOPV and Index. S&P Dow Jones Indices and CBOE are not responsible for and have not participated in the determination of the prices, and amount of the ETF or the timing of the issuance or sale of the ETF or in the determination or calculation of the equation by which the ETF is to be converted into cash. S&P Dow Jones Indices, and CBOE are not responsible for and have not participated in the issuance or sale of the ETF, and have no obligation or liability in connection with the administration, marketing or trading of the ETF. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC and its subsidiaries are not investment advisors. Inclusion of a security within an IOPV or index is not a recommendation by S&P Dow Jones Indices and/or CBOE to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the ETF currently being issued, but which may be similar to and competitive with the ETF. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index. It is possible that this trading activity will affect the value of the IOPV, the Index and the ETF.
S&P DOW JONES INDICES AND CBOE DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF ANY INDICATIVE OPTIMIZED PORTFOLIO VALUE OR INDEX, OR ANY DATA OR VALUE

RELATED THERETO OR TO THE ETF (“VALUES AND DATA”), OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND CBOE SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN THE VALUES AND DATA. S&P DOW JONES INDICES AND CBOE MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE VALUES AND DATA, AND AS TO RESULTS TO BE OBTAINED BY THE FUND’S INVETMENT ADVISER, OWNERS OF THE ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE VALUES AND DATA. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES AND CBOE BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE, WITH RESPECT TO THE ETF OR VALUES AND DATA. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND’S INVESTMENT ADVISER, OTHER THAN CBOE AND ANY OTHER LICENSORS OF S&P DOW JONES INDICES.”
ADDITIONAL INFORMATION
Global X Funds enter into contractual arrangements with various parties, including among others, each Acquiring Fund’s investment adviser, sub-adviser(s) (if applicable), custodian, and transfer agent who provide services to the Fund. Shareholders are not parties to any such contractual arrangements and are not intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of Global X Funds.
This Acquiring Fund’s Prospectuses provide information concerning the Acquiring Funds that you should consider in determining whether to purchase Fund shares. Neither the Prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between Global X Funds or the Acquiring Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.
OTHER INFORMATION
Each Acquiring Fund is not sponsored, endorsed, sold or promoted by the Exchanges. The Exchanges make no representation or warranty, express or implied, to the owners of shares or any member of the public regarding the advisability of investing in securities generally or in the Acquiring Funds particularly or the ability of the Acquiring Funds to achieve their objectives. The Exchanges have no obligation or liability in connection with the administration, marketing or trading of the Acquiring Funds.
For purposes of the 1940 Act, shares that are issued by a registered investment company and purchases of such shares by investment companies and companies relying on Sections 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions.
Global X Funds have obtained an SEC order permitting registered investment companies to invest in shares, as described above. One such condition stated in the order is that investment companies relying on the order must enter into a written agreement with the Global X Funds.
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Acquiring Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted with ordinary secondary trading transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on [ ] is satisfied by the fact that the prospectus is available at [ ] upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

APPENDIX C - FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Fund’s financial performance for the past five fiscal years or shorter period as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the period ended April 30, 2018, the information has been audited by BBD, LLP, each Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report. Further information about the Fund’s performance is contained in the annual and semi-annual reports, which are available upon request.

Financial Highlights — Horizons DAX Germany ETF

	For the Period Ended April 30, 2018 (Unaudited)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period October 23, 2014[1] Through October 31, 2014
For A Share Outstanding Throughout
the Periods Presented:
Net asset value, beginning
of period	$31.25		$24.73	$25.82	$25.73	$25.00
Investment operations:
Net investment income (loss)[2]	0.29		0.48	0.45	0.73	(—)[3]
Net realized and unrealized gain
(loss) on investments and
foreign currency translations.	(0.68)		6.91	(1.33)	(0.37)	0.73
Total from investment operations	(0.39)		7.39	(0.88)	0.36	0.73
Distributions from:
Net investment income	—		(0.83)	(0.21)	(0.27)	—
Return of capital	—		(0.04)	—	—	—
Total distribution to shareholders	—		(0.87)	(0.21)	(0.27)	—
Net asset value, end of period	$30.86		$31.25	$24.73	$25.82	$25.73
Total Return on Market Price[8]	(2.59)%	[7]	31.52%	(2.77)%	0.56%	3.00%
Total Return on Net Asset Value[4]	(1.25)%	[7]	30.40%	(3.41)%	1.34%	2.92%
Net assets, end of period
(000’s omitted)	$21,599		$17,186	$13,601	$15,494	$12,866
Ratios/Supplemental Data:
Ratios to average net assets:
Gross expenses	0.45%	[5]	0.45%	0.45%	0.45%	0.45%	[5]
Net expenses	0.20%	[5]	0.38%	0.45%	0.45%	0.45%	[5]
Net investment income (loss)	1.85%	[5]	1.74%	1.86%	2.70%	(0.45)%	[5]
Portfolio turnover rate[6]	3%	[7]	9%	14%	9%	0%	[7]

1	Commencement of operations.
2	Based on average shares outstanding.
3	Amount is less than $(0.005).
4
Total Return on Net Asset Value is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total Return on Net Asset Value calculated for a period of less than one year is not annualized.

5	Annualized.
6	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
7	Not annualized.
8
Total Return on Market Price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period, and redemption at market price on the last day of the period. Total Return on Market Price calculated for a period of less than one year is not annualized.

Financial Highlights — Horizons NASDAQ 100® Covered Call ETF

	For the Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period December 12, 2013[1] Through October 31, 2014
For A Share Outstanding Throughout
the Periods Presented:
Net asset value, beginning of period	$24.30	$22.06	$23.51	$24.04	$25.00

Investment operations:
Net investment income (loss)[2]	0.02	0.12	0.15	0.16	0.16
Net realized and unrealized gain (loss)
on investments and options written	0.95	3.93	0.53	1.47	1.11
Total from investment operations.	0.97	4.05	0.68	1.63	1.27

Distributions from:
Net investment income	(1.25)	(1.81)	(1.06)	(1.92)	(0.35)
Net realized gain.	(0.11)	—	—	—	—
Return of capital[7]	—	—	(1.07)	(0.24)	(1.88)
Total distribution to shareholders.	(1.36)	(1.81)	(2.13)	(2.16)	(2.23)
Net asset value, end of period	$23.91	$24.30	$22.06	$23.51	$24.04
Total Return on Market Price[8]	3.96%	18.81%	3.38%	7.48%	5.91%
Total Return on Net Asset Value[3]	3.97%	19.04%	3.32%	7.25%	5.11%
Net assets, end of period
(000’s omitted)	$206,811	$157,980	$52,952	$22,337	$12,022

Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.83% [4,9]	0.60%	0.60%	0.60%	0.60% [4]
Net investment income (loss)	0.13% [4]	0.53%	0.69%	0.67%	0.74% [4]
Portfolio turnover rate[5]	4% [6]	4%	9%	13%	18% [6]

1	Commencement of operations.
2	Based on average shares outstanding.
3
Total Return on Net Asset Value is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total Return on Net Asset Value calculated for a period of less than one year is not annualized.

4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.
7	Pursuant to Rule 19a-1 under the Investment Company Act of 1940, Notices of Sources of Distributions are posted on the Fund’s website: https://horizonsetfsus.com.
8
Total Return on Market Price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period, and redemption at market price on the last day of the period. Total Return on Market Price calculated for a period of less than one year is not annualized.

9	Includes excise tax. If this excise expense was not included, the expense ratio would have been 0.60%.

Financial Highlights — Horizons S&P 500® Covered Call ETF

	For the Period Ended April 30, 2018 (Unaudited)		For the Period Ended October 31, 2017[8]	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Period June 24, 2013[1] Through April 30, 2014
For A Share Outstanding
Throughout the Period
Presented:
Net asset value, beginning
of period	$50.10		$47.62	$43.11	$45.39	$44.85	$40.00

Investment operations:
Net investment
income (loss)[2]	0.32		0.34	0.66	0.70	0.63	0.52
Net realized and unrealized
gain (loss) on investments
and options written	0.57		2.67	5.39	(0.90)	2.03	5.66
Total from investment
operations	0.89		3.01	6.05	(0.20)	2.66	6.18

Distributions from:
Net investment income	(1.28)		(0.53)	(1.54)	(1.50)	(0.83)	(0.64)
Net realized gain	(1.22)		—	—	—	(0.63)	(0.69)
Return of capital[7]	—		—	—	(0.58)	(0.66)	—
Total distribution to
shareholders	(2.50)		(0.53)	(1.54)	(2.08)	2.12	(1.33)
Net asset value, end of
period	$48.49		$50.10	$47.62	$43.11	$45.39	$44.85

Total Return on Market Price[9]	2.27%	[6]	6.24%	14.54%	(0.67)%	6.47%	15.73%
Total Return on Net Asset Value[3]	1.70%	[6]	6.35%	14.29%	(0.29)%	5.97%	15.59%
Net assets, end of period
(000’s omitted)	$43,644		$62,628	$64,413	$60,459	$77,276	$27,024

Ratios/Supplemental Data:
Ratios to average net assets:
Net expenses	0.65%	[4]	0.65% [4]	0.65%	0.65%	0.65%	0.65% [4]
Net investment
income (loss)	1.30%	[4]	1.39% [4]	1.46%	1.61%	1.39%	1.37% [4]
Portfolio turnover rate[5]	4%	[6]	8% [6]	21%	7%	12%	34% [6]

1	Commencement of operations.
2	Based on average shares outstanding.
3
Total Return on Net Asset Value is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total Return on Net Asset Value calculated for a period of less than one year is not annualized.

4	Annualized.
5	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
6	Not annualized.
7	Pursuant to Rule 19a-1 under the Investment Company Act of 1940, Notices of Sources of Distributions are posted on the Fund’s website: https://us.horizonsetfs.com.
8	Effective October 31, 2017, the Horizons S&P 500® Covered Call ETF changed its fiscal year end from April 30 to October 31. The information presented is from May 1, 2017 through October 31, 2017.
9
Total Return on Market Price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period, and redemption at market price on the last day of the period. Total Return on Market Price calculated for a period of less than one year is not annualized.

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF ADDITIONAL INFORMATION
to the Registration Statement on Form N-14 of Global X Funds on behalf of its series:
Global X DAX Germany ETF (Nasdaq: DAX)
Global X NASDAQ 100® Covered Call ETF (Nasdaq: QYLD)
Global X S&P 500® Covered Call ETF (NYSE Arca: HSPX)
600 Lexington Avenue, 20th Floor
New York, NY 10022

1-888-493-8631
Dated [DATE]

This Statement of Additional Information (the "SAI"), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/Prospectus, dated [DATE] (the "Proxy Statement/Prospectus"), relating to the proposed Agreement and Plan of Reorganization and Termination (the "Plan") to reorganize each of the Horizons DAX Germany ETF, Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF, each a series of Horizons ETF Trust I (each a "Target Fund," and collectively, the "Target Funds") into a corresponding newly created, identically named series of Global X Funds (each an "Acquiring Fund," and collectively, the "Acquiring Funds") as set forth below:

Target Funds (series of Horizons ETF Trust I)		Acquiring Funds (series of Global X Funds)
Horizons DAX Germany ETF (Nasdaq: DAX)	into	Global X DAX Germany ETF
Horizons NASDAQ 100® Covered Call ETF (Nasdaq: QYLD)	into	Global X NASDAQ 100® Covered Call ETF
Horizons S&P 500® Covered Call ETF (NYSE Arca: HSPX)	into	Global X S&P 500® Covered Call ETF

1

Table of Contents

Page
General Information	2
Information Incorporated by Reference	2
Pro Forma Financial Information	3

GENERAL INFORMATION

This SAI and the related Proxy Statement/Prospectus are provided for use in connection with the joint special meeting of shareholders of the Target Funds that will be held at the offices of Global X Funds at 600 Lexington Avenue, 20th Floor, New York, NY 10022 on [December 19, 2018] at 10:00 a.m. (together with any postponements or adjournments thereof, the “Meeting”). At the Meeting, shareholders of each Target Fund will be asked to approve a Plan that provides for the reorganization of such Target Fund into the corresponding Acquiring Fund, as described in the Proxy Statement/Prospectus (each, “Reorganization,” and collectively, the “Reorganizations”).
Shares of the Target Funds are listed, and shares of the corresponding Acquiring Funds following the Reorganizations will be listed, on the Nasdaq or NYSE Arca, Inc., as applicable, under the ticker symbols set forth on the cover of this SAI (which are not expected to change following the Reorganizations).
This SAI contains information which may be of interest to shareholders but which is not included in the Proxy Statement/Prospectus. The Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission (“SEC”) and is available upon request and without charge by writing to or calling Global X Funds at the address or telephone number set forth above.

INFORMATION INCORPORATED BY REFERENCE

This SAI incorporates by reference the following documents, each of which was filed electronically with the SEC:

i. The SAI of the Target Funds, dated February 28, 2018(Accession No. 0000891092-18-001756), as supplemented to date;
ii. The SAIs of the Acquiring Funds, dated [___] (Accession No. [_____], [_____] and [_____]);

iii.    The audited financial statements and related report of the independent public accounting firm included in the Annual Report for the Target Funds, for the fiscal year ended October 31, 2017 (Accession No. 0000891092-18-000082). Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference and no other parts of the Annual Report are incorporated by reference.

iv.    The unaudited financial statements included in the Semi-Annual Report for the Target Funds, for the fiscal period ended April 30, 2018 (Accession No. 0000891092-18-004914). Only the financial statements included in the Semi-Annual Report are incorporated herein by reference and no other parts of the Semi-Annual Report are incorporated by reference.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by contacting your plan sponsor, broker-dealer or financial intermediary, or by visiting http://globalxfunds.com or by visiting http://us.horizonsetfs.com or calling (toll-free) 1-844-723-8637 for documents related to the Target Funds.

The Acquiring Funds do not have any financial statements or annual or semi-annual reports because the Acquiring Funds have not commenced operations as of the date of this SAI.

2

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial statements are not presented for the reorganization of each Target Fund into the corresponding Acquiring Fund because each Acquiring Fund is a newly created shell series of Global X Funds with no assets or liabilities that will commence operations upon consummation of its Reorganization and continue the operations of its corresponding Target Fund.  Each Target Fund shall be the accounting and performance survivor in the Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Target Fund.

3

PART C: OTHER INFORMATION

ITEM 15.  INDEMNIFICATION:

Reference is made to Article VII of the Registrant’s Declaration of Trust and Article VII of Registrant’s By-Laws.  The general effect of these provisions is to indemnify each person who is, or has been, a Trustee or officer of the Trust to the fullest extent permitted by law. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee all as contemplated by Section 3803(b) of the Delaware Statutory Trust Act (the “Delaware Act”). A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, including for errors of judgment or mistakes of fact or law, provided that nothing contained in the Declaration of Trust or in the Delaware Act shall protect any Trustee against any liability to the Trust or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS:

(1)	(a)	Certificate of Trust dated as of March 6, 2008. 1/
	(b)	Declaration of Trust. 2/
	(c)	Amended and Restated Schedule A to the Declaration of Trust dated December 5, 2008. 4/
	(d)	Amended and Restated Schedule A to the Declaration of Trust dated September 18, 2009. 5/
	(e)	Amended and Restated Schedule A to the Declaration of Trust dated April 6, 2010. 7/
	(f)	Amended and Restated Schedule A to the Declaration of Trust dated June 9, 2010. 8/
	(g)	Amended and Restated Schedule A to the Declaration of Trust dated August 27, 2010. 9/
	(h)	Amended and Restated Schedule A to the Declaration of Trust dated November 17, 2010. 10/
	(i)	Amended and Restated Schedule A to the Declaration of Trust dated February 25, 2011. 11/
	(j)	Amended and Restated Schedule A to the Declaration of Trust dated May 11, 2011. 12/
	(k)	Amended and Restated Schedule A to the Declaration of Trust dated August 19, 2011. 13/
	(l)	Amended and Restated Schedule A to the Declaration of Trust dated November 11, 2011. 14/
	(m)	Amended and Restated Schedule A to the Declaration of Trust dated February 24, 2012. 18/
	(n)	Amended and Restated Schedule A to the Declaration of Trust dated May 25, 2012. 19/
	(o)	Amended and Restated Schedule A to the Declaration of Trust dated August 24, 2012. 20/
	(p)	Amended and Restated Schedule A to the Declaration of Trust dated November 16, 2012. 21/
	(q)	Amended and Restated Schedule A to the Declaration of Trust dated February 22, 2013. 22/
	(r)	Amended and Restated Schedule A to the Declaration of Trust dated October 28, 2013. 24/
	(s)	Amended and Restated Schedule A to the Declaration of Trust dated November 15, 2013. 25/
	(t)	Amended and Restated Schedule A to the Declaration of Trust dated September 5, 2014. 27/
	(u)	Amended and Restated Schedule A to the Declaration of Trust dated November 14, 2014. 30/
	(v)	Amended and Restated Schedule A to the Declaration of Trust dated March 10, 2015. 31/
	(w)	Amended and Restated Schedule A to the Declaration of Trust dated April 21, 2015. 32/
	(x)	Amended and Restated Schedule A to the Declaration of Trust dated May 29, 2015. 33/
	(y)	Amended and Restated Schedule A to the Declaration of Trust dated September 11, 2015. 34/

	(z)	Amended and Restated Schedule A to the Declaration of Trust dated November 13, 2015. 34/
	(aa)	Amended and Restated Schedule A to the Declaration of Trust dated February 26, 2016. 34/
	(bb)	Amended and Restated Schedule A to the Declaration of Trust dated April 19, 2016. 35/
	(cc)	Amended and Restated Schedule A to the Declaration of Trust dated September 9, 2016. 36/
	(dd)	Amended and Restated Schedule A to the Declaration of Trust dated February 24, 2017. 37/
	(ee)	Amended and Restated Schedule A to the Declaration of Trust dated September 20, 2017. 38/
	(ff)	Amended and Restated Schedule A to the Declaration of Trust dated February 23, 2018. 39/
	(gg) (hh)	Amended and Restated Schedule A to the Declaration of Trust dated May 23, 2018. 40/ Amended and Restated Schedule A to the Declaration of Trust dated May 23, 2018. 43
(2)		By-Laws of the Registrant. 2/
(3)		Not Applicable.
(4)		Form of Agreement and Plan of Reorganization is attached as Appendix A to the Proxy Statement/Prospectus contained in this Registration Statement.
(5)		Instruments Defining Rights of Security Holders – incorporated by reference to the Declaration of Trust and By- Laws of Registrant.2/
(6)	(a)	Interim Investment Advisory Agreement. 42/
	(b)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated May 23, 2018. 43/
	(c)	Amended and Restated Exhibit A to the Investment Advisory Agreement dated ().*
	(d)	Expense Limitation Agreement for Global X DAX Germany ETF dated (). *
(7)	(a)	Distribution Agreement. 2/
	(b)	Amendment Number One to the Distribution Agreement. 5/
	(c)	Amendment Number Two to the Distribution Agreement. 7/
	(d)	Amendment Number Three to the Distribution Agreement. 8/
(8)		Not Applicable.
(9)	(a)	Form of Custodian Agreement. 2/
	(b)	Amendment to the Custodian Agreement. 5/
	(c)	Amendment to the Custodian Agreement. 7/
	(d)	Amendment to the Custodian Agreement. 8/
	(e)	Amendment to the Custodian Agreement. 9/
	(f)	Amendment to the Custodian Agreement. 10/
	(g)	Amendment to the Custodian Agreement. 11/
	(h)	Amendment to the Custodian Agreement. 12/
	(i)	Amendment to the Custodian Agreement. 13/
	(j)	Amendment to the Custodian Agreement. 14/
	(k)	Amendment to the Custodian Agreement. 15/
	(l)	Amendment to the Custodian Agreement. 18/
	(m)	Amendment to the Custodian Agreement. 19/
	(n)	Amendment to the Custodian Agreement. 20/
	(o)	Amendment to the Custodian Agreement. 21/
	(p)	Amendment to the Custodian Agreement. 22/
	(q)	Amendment to the Custodian Agreement. 24/
	(r)	Amendment to the Custodian Agreement. 25/
	(s)	Amendment to the Custodian Agreement. 27/
	(t)	Amendment to the Custodian Agreement (as of November 14, 2014). 30/
	(u)	Amendment to the Custodian Agreement (as of March 10, 2015). 31/
	(v)	Amendment to the Custodian Agreement (as of April 21, 2015). 32/
	(w)	Amendment to the Custodian Agreement (as of May 29, 2015). 33/

	(x)	Amendment to the Custodian Agreement (as of September 11, 2015). 34/
	(y)	Amendment to the Custodian Agreement (as of November 13, 2015). 34/
	(z)	Amendment to the Custodian Agreement (as of February 26, 2016). 34/
	(aa)	Amendment to the Custodian Agreement (as of April 19, 2016). 35/
	(bb)	Amendment to the Custodian Agreement (as of September 9, 2016). 36/
	(cc)	Amendment to the Custodian Agreement (as of February 24, 2017). 37/
	(dd)	Amendment to the Custodian Agreement (as of September 20, 2017). 38/
	(ee)	Amendment to the Custodian Agreement (as of February 23, 2018). 39/
	(ff) (gg) (hh)	Amendment to the Custodian Agreement (as of May 23, 2018). 40/ Amendment to the Custodian Agreement (as of May 23, 2018). 43/ Amendment to the Custodian Agreement (). *
(10)	(a)	Form of Distribution and Service Plan. 3/
	(b)	Amended and Restated Schedule A to the Distribution and Service Plan. 5/
	(c)	Amended and Restated Schedule A to the Distribution and Service Plan. 8/
	(d)	Amended and Restated Schedule A to the Distribution and Service Plan. 9/
	(e)	Amended and Restated Schedule A to the Distribution and Service Plan. 10/
	(f)	Amended and Restated Schedule A to the Distribution and Service Plan. 11/
	(g)	Amended and Restated Schedule A to the Distribution and Service Plan. 12/
	(h)	Amended and Restated Schedule A to the Distribution and Service Plan. 13/
	(i)	Amended and Restated Schedule A to the Distribution and Service Plan. 14/
	(j)	Amended and Restated Schedule A to the Distribution and Service Plan. 18/
	(k)	Amended and Restated Schedule A to the Distribution and Service Plan. 19/
	(l)	Amended and Restated Schedule A to the Distribution and Service Plan. 20/
	(m)	Amended and Restated Schedule A to the Distribution and Service Plan. 21/
	(n)	Amended and Restated Schedule A to the Distribution and Service Plan. 22/
	(o)	Amended and Restated Schedule A to the Distribution and Service Plan. 24/
	(p)	Amended and Restated Schedule A to the Distribution and Service Plan. 25/
	(q)	Amended and Restated Schedule A to the Distribution and Service Plan. 27/
	(r)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 14, 2014). 30/
	(s)	Amended and Restated Schedule A to the Distribution and Service Plan (as of March 10, 2015). 31/
	(t)	Amended and Restated Schedule A to the Distribution and Service Plan (as of April 21, 2015). 32/
	(u)	Amended and Restated Schedule A to the Distribution and Service Plan (as of May 29, 2015). 33/
	(v)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 11, 2015). 34/
	(w)	Amended and Restated Schedule A to the Distribution and Service Plan (as of November 13, 2015). 34/
	(x)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 26, 2016). 34/
	(y)	Amended and Restated Schedule A to the Distribution and Service Plan (as of April 19, 2016). 35/
	(z)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 9, 2016). 36/
	(aa)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 24, 2017). 37/
	(bb)	Amended and Restated Schedule A to the Distribution and Service Plan (as of September 20, 2017). 38/
	(cc)	Amended and Restated Schedule A to the Distribution and Service Plan (as of February 23, 2018). 39/
(dd) (ee) (ff)
Amended and Restated Schedule A to the Distribution and Service Plan (as of May 23, 2018). 40/
Amended and Restated Schedule A to the Distribution and Service Plan (as of May 23, 2018). 43/
Amended and Restated Schedule A to the Distribution and Service Plan (). *

(11)		Opinion and Consent of Counsel by Stradley Ronon Stevens & Young LLP – filed herewith
(12)		Opinion and Consent of Stradley Ronon Stevens & Young LLP regarding tax matters*
(13)	(1)	Form of Transfer Agency Services Agreement. 2/
	(2)	Amendment to the Transfer Agency Services Agreement. 5/
	(3)	Amendment to the Transfer Agency Services Agreement. 7/
	(4)	Amendment to the Transfer Agency Services Agreement. 8/

(5)	Amendment to the Transfer Agency Services Agreement. 9/
(6)	Amendment to the Transfer Agency Services Agreement. 10/
(7)	Amendment to the Transfer Agency Services Agreement. 11/
(8)	Amendment to the Transfer Agency Services Agreement. 12/
(9)	Amendment to the Transfer Agency Services Agreement. 13/
(10)	Amendment to the Transfer Agency Services Agreement. 14/
(11)	Amendment to the Transfer Agency Services Agreement. 15/
(12)	Amendment to the Transfer Agency Services Agreement. 18/
(13)	Amendment to the Transfer Agency Services Agreement. 19/
(14)	Amendment to the Transfer Agency Services Agreement. 20/
(15)	Amendment to the Transfer Agency Services Agreement. 21/
(16)	Amendment to the Transfer Agency Services Agreement. 22/
(17)	Amendment to the Transfer Agency Services Agreement. 24/
(18)	Amendment to the Transfer Agency Services Agreement. 25/
(19)	Amendment to the Transfer Agency Services Agreement. 27/
(20)	Amendment to the Transfer Agency Services Agreement (as of November 14, 2014). 30/
(21)	Amendment to the Transfer Agency Services Agreement (as of March 10, 2015). 31/
(22)	Amendment to the Transfer Agency Services Agreement (as of April 21, 2015). 32/
(23)	Amendment to the Transfer Agency Services Agreement (as of May 29, 2015). 33/
(24)	Amendment to the Transfer Agency Services Agreement (as of September 11, 2015). 34/
(25)	Amendment to the Transfer Agency Services Agreement (as of November 13, 2015). 34/
(26)	Amendment to the Transfer Agency Services Agreement (as of February 26, 2016). 34/
(27)	Amendment to the Transfer Agency Services Agreement (as of April 19, 2016). 35/
(28)	Amendment to the Transfer Agency Services Agreement (as of September 9, 2016). 36/
(29)	Amendment to the Transfer Agency Services Agreement (as of February 24, 2017). 37/
(30)	Amendment to the Transfer Agency Services Agreement (as of September 20, 2017). 38/
(31)	Amendment to the Transfer Agency Services Agreement (as of February 23, 2018). 39/
(32) (33) (34)
Amendment to the Transfer Agency Services Agreement (as of May 23, 2018). 40/
Amendment to the Transfer Agency Services Agreement (as of May 23, 2018). 43/
Amendment to the Transfer Agency Services Agreement ().*

(35)	Form of Administration Agreement. 2/
(36)	Form of Supervision and Administration Agreement. 3/
(37)	Amended and Restated Schedule A dated December 5, 2008 to the Supervision and Administration Agreement. 4/
(38)	Amended and Restated Schedule A dated September 18, 2009 to the Supervision and Administration Agreement. 5/
(39)	Amended and Restated Schedule A dated February 26, 2010 to the Supervision and Administration Agreement. 6/
(40)	Amended and Restated Schedule A dated April 6, 2010 to the Supervision and Administration Agreement. 7/
(41)	Amended and Restated Schedule A dated June 9, 2010 to the Supervision and Administration Agreement. 8/
(42)	Amended and Restated Schedule A dated August 27, 2010 to the Supervision and Administration Agreement. 9/
(43)	Amended and Restated Schedule A dated November 17, 2010 to the Supervision and Administration Agreement. 10/
(44)	Amended and Restated Schedule A dated February 25, 2011 to the Supervision and Administration Agreement. 11/
(45)	Amended and Restated Schedule A dated May 11, 2011 to the Supervision and Administration Agreement. 12/
(46)	Amended and Restated Schedule A dated August 19, 2011 to the Supervision and Administration Agreement. 13/
(47)	Amended and Restated Schedule A dated November 11, 2011 to the Supervision and Administration Agreement. 14/
(48)	Amended and Restated Schedule A dated February 24, 2012 to the Supervision and Administration Agreement. 18/
(49)	Amended and Restated Schedule A dated May 25, 2012 to the Supervision and Administration Agreement. 19/
(50)	Amended and Restated Schedule A dated August 24, 2012 to the Supervision and Administration Agreement. 20/
(51)	Amended and Restated Schedule A dated November 16, 2012 to the Supervision and Administration Agreement. 21/
(52)	Amended and Restated Schedule A dated February 22, 2013 to the Supervision and Administration Agreement. 22/
(53)	Amended and Restated Schedule A dated October 28, 2013 to the Supervision and Administration Agreement. 24/

	(54)	Amended and Restated Schedule A dated November 15, 2013 to the Supervision and Administration Agreement. 25/
	(55)	Amended and Restated Schedule A dated September 5, 2014 to the Supervision and Administration Agreement. 27/
	(56)	Amended and Restated Schedule A dated November 14, 2014 to the Supervision and Administration Agreement. 30/
	(57)	Amended and Restated Schedule A dated March 10, 2015 to the Supervision and Administration Agreement. 31/
	(58)	Amended and Restated Schedule A dated April 21, 2015 to the Supervision and Administration Agreement. 32/
	(59)	Amended and Restated Schedule A dated May 29, 2015 to the Supervision and Administration Agreement. 33/
	(60)	Amended and Restated Schedule A dated September 11, 2015 to the Supervision and Administration Agreement. 34/
	(61)	Amended and Restated Schedule A dated November 13, 2015 to the Supervision and Administration Agreement. 34/
	(62)	Amended and Restated Schedule A dated February 26, 2016 to the Supervision and Administration Agreement. 34/
	(63)	Amended and Restated Schedule A dated April 19, 2016 to the Supervision and Administration Agreement. 35/
	(64)	Amended and Restated Schedule A dated September 9, 2016 to the Supervision and Administration Agreement. 36/
	(65)	Amended and Restated Schedule A dated February 24, 2017 to the Supervision and Administration Agreement. 37/
	(66)	Amended and Restated Schedule A dated September 20, 2017 to the Supervision and Administration Agreement. 38/
	(67)	Amended and Restated Schedule A dated February 23, 2018 to the Supervision and Administration Agreement. 39/
(68) (69) (70)
Amended and Restated Schedule A dated May 23, 2018 to the Supervision and Administration Agreement. 40/
Amended and Restated Schedule A dated May 23, 2018 to the Supervision and Administration Agreement. 43/
Amended and Restated Schedule A dated () to the Supervision and Administration Agreement. *

	(71)	Amended and Restated Supervision and Administration Agreement. 16/
	(72)	Form of Sub-Administration Agreement. 6/
	(73)	Amendment Number One to Sub-Administration Agreement. 5/
	(74)	Amendment Number Two to Sub-Administration Agreement. 7/
	(75)	Amendment Number Eight to Sub-Administration Agreement. 13/
	(76)	Amendment Number Fifteen to Sub-Administration Agreement. 26/
	(77)	Amendment Number Eighteen to Sub-Administration Agreement. 27/
	(78)	Amendment Number Nineteen to Sub-Administration Agreement. 30/
	(79)	Amendment Number Twenty to Sub-Administration Agreement. 31/
	(80)	Amendment Number Twenty-One to Sub-Administration Agreement. 32/
	(81)	Amendment Number Twenty-Two to Sub-Administration Agreement. 33/
	(82)	Amendment Number Twenty-Three to Sub-Administration Agreement. 33/
	(83)	Amendment Number Twenty-Four to Sub-Administration Agreement. 34/
	(84)	Amendment Number Twenty-Five to Sub-Administration Agreement. 34/
	(85)	Amendment Number Twenty-Six to Sub-Administration Agreement. 34/
	(86)	Amendment Number Twenty-Seven to Sub-Administration Agreement. 34/
	(87)	Amendment Number Twenty-Eight to Sub-Administration Agreement. 35/
	(88)	Amendment Number Twenty-Nine to Sub-Administration Agreement. 35/
	(89)	Amendment Number Thirty to Sub-Administration Agreement. 36/
	(90)	Amendment Number Thirty-One to Sub-Administration Agreement. 37/
	(91)	Amendment Number Thirty-Two to Sub-Administration Agreement. 38/
	(92)	Amendment Number Thirty-Three to Sub-Administration Agreement. 39/
	(93) (94) (95)	Amendment Number Thirty-Four to Sub-Administration Agreement. 40/ Amendment Number Thirty-Four to Sub-Administration Agreement. 43/ Amendment Number Thirty-Four to Sub-Administration Agreement. *
(14)		Consent of Independent Registered Public Accounting Firm - filed herewith
(15)		Not applicable.
(16)		Power of Attorneys for Charles A. Baker, Sanjay Ram Bharwani, Clifford J. Weber, Luis Berruga and Chang dated September 13, 2018 – filed herewith.
(17)		Form of Proxy Card - filed herewith.
* To be filed by Amendment.

1/ Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-151713, filed June 17, 2008.
2/ Incorporated by reference from the Registrant’s Pre-effective Amendment #1, SEC File No. 333-151713, filed August 15, 2008.
3/ Incorporated by reference from the Registrant’s Pre-effective Amendment #2, SEC File No. 333-151713, filed October 27, 2008.
4/ Incorporated by reference from the Registrant’s Post-effective Amendment #2, SEC File No. 333-151713, filed January 20, 2009.
5/ Incorporated by reference from the Registrant’s Post-effective Amendment #4, SEC File No. 333-151713, filed November 16, 2009.
6/ Incorporated by reference from the Registrant’s Post-effective Amendment #7, SEC File No. 333-151713, filed February 26, 2010.
7/ Incorporated by reference from the Registrant’s Post-effective Amendment #9, SEC File No. 333-151713, filed April 16, 2010.
8/ Incorporated by reference from the Registrant’s Post-effective Amendment #11, SEC File No. 333-151713, filed June 16, 2010.
9/ Incorporated by reference from the Registrant’s Post-effective Amendment #15, SEC File No. 333-151713, filed October 27, 2010.
10/ Incorporated by reference from the Registrant’s Post-effective Amendment #20, SEC File No. 333-151713, filed January 10, 2011.
11/ Incorporated by reference from the Registrant’s Post-effective Amendment #31, SEC File No. 333-151713, filed May 3, 2011.
12/ Incorporated by reference from the Registrant’s Post-effective Amendment #32, SEC File No. 333-151713, filed May 11, 2011.
13/ Incorporated by reference from the Registrant’s Post-effective Amendment #41, SEC File No. 333-151713, filed September 20, 2011.
14/ Incorporated by reference from the Registrant’s Post-effective Amendment #52, SEC File No. 333-151713, filed November 22, 2011.
15/ Incorporated by reference from the Registrant’s Post-effective Amendment #59, SEC File No. 333-151713, filed February 3, 2012.
16/ Incorporated by reference from the Registrant’s Post-effective Amendment #62, SEC File No. 333-151713, filed February 23, 2012.
18/ Incorporated by reference from the Registrant’s Post-effective Amendment #68, SEC File No. 333-151713, filed April 25, 2012.
19/ Incorporated by reference from the Registrant’s Post-effective Amendment #71, SEC File No. 333-151713, filed May 29, 2012.
20/ Incorporated by reference from the Registrant’s Post-effective Amendment #80, SEC File No. 333-151713, filed September 5, 2012.
21/ Incorporated by reference from the Registrant’s Post-effective Amendment #93, SEC File No. 333-151713, filed November 26, 2012.
22/ Incorporated by reference from the Registrant’s Post-effective Amendment #122, SEC File No. 333-151713, filed July 30, 2013.
24/ Incorporated by reference from the Registrant's Post-effective Amendment # 128, SEC File No. 333-151713, filed October 29, 2013.
25/ Incorporated by reference from the Registrant's Post-effective Amendment # 133, SEC File No. 333-151713, filed February 5, 2014.
26/ Incorporated by reference from the Registrant's Post-effective Amendment # 135, SEC File No. 333-151713, filed February 25, 2014.
27/Incorporated by reference from the Registrant's Post-effective Amendment # 167, SEC File No. 333-151713, filed September 17, 2014.
29/Incorporated by reference from the Registrant's Post-effective Amendment # 211, SEC File No. 333-151713, filed February 26, 2015.
30/Incorporated by reference from the Registrant's Post-effective Amendment # 218, SEC File No. 333-151713, filed March 11, 2015.
31/Incorporated by reference from the Registrant's Post-effective Amendment # 220, SEC File No. 333-151713, filed March 19, 2015.
32/Incorporated by reference from the Registrant's Post-effective Amendment # 243, SEC File No. 333-151713, filed May 21, 2015.

33/Incorporated by reference from the Registrant's Post-effective Amendment # 269, SEC File No. 333-151713, filed September 9, 2015.
34/Incorporated by reference from the Registrant's Post-effective Amendment # 331, SEC File No. 333-151713, filed March 24, 2016.
35/Incorporated by reference from the Registrant's Post-effective Amendment # 346, SEC File No. 333-151713, filed May 6, 2016.
36/Incorporated by reference from the Registrant's Post-effective Amendment # 392, SEC File No. 333-151713, filed October 25, 2016.
37/Incorporated by reference from the Registrant's Post-effective Amendment # 423, SEC File No. 333-151713, filed February 21, 2017.
38/Incorporated by reference from the Registrant's Post-effective Amendment # 481, SEC File No. 333-151713, filed October 2, 2017.
39/Incorporated by reference from the Registrant's Post-effective Amendment # 498, SEC File No. 333-151713, filed February 27, 2018.
40/Incorporated by reference from the Registrant's Post-effective Amendment # 521, SEC File No. 333-151713, filed June 8, 2018.
42/ Incorporated by reference from the Registrant’s Post-effective Amendment # 525, SEC File No. 333-151713, filed July 3, 2018.
43/ Incorporated by reference from the Registrant’s Post-effective Amendment #534, SEC File No. 333-151713, filed August 10, 2018.

ITEM 17.  UNDERTAKINGS:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of New York, State of New York on the 3rd day of October, 2018.

Global X Funds By: /s/ Luis Berruga Luis Berruga President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities on the 3rd day of October, 2018.

Name	Title	Date

/s/Luis Berruga Luis Berruga	Trustee, President	October 3, 2018

/s/ Chang Kim	CFO	October 3, 2018
Chang Kim
/s/Sanjay Ram Bharwani* Sanjay Ram Bharwani	Trustee	October 3, 2018

/s/Charles A. Baker* Charles A. Baker	Trustee	October 3, 2018

/s/Clifford J. Weber* Clifford J. Weber	Trustee	October 3, 2018

*/s/Luis Berruga Luis Berruga Attorney-in-Fact, pursuant to power of attorney		October 3, 2018

Exhibit Index

(11)	Opinion and Consent of Counsel by Stradley Ronon Stevens & Young LLP
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Power of Attorneys for Charles A. Baker, Sanjay Ram Bharwani, Clifford J. Weber, Luis Berruga and Chang Kim dated September 13, 2018
(17)	Form of Proxy Card